UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
Select Growth Fund

Effective April 17, 2014, the fund changed its name from John Hancock Rainier Growth Fund. See inside for details.

Annual report 3/31/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended March 31, 2014

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	1-year	5-year	10-year

Class A1	15.31	16.90	6.58	15.31	118.34	89.11

Class B1	15.38	16.95	6.05	15.38	118.81	79.95

Class C1	19.35	17.15	6.04	19.35	120.65	79.82

Class I1,2	21.71	18.54	7.48	21.71	134.08	105.80

Class R1[1,2]	20.77	17.59	6.45	20.77	124.80	86.92

Class R2[1,2]	21.10	16.97	5.75	21.10	118.99	74.96

Class R3[1,2]	20.87	17.72	6.56	20.87	126.03	88.85

Class R4[1,2]	21.39	18.12	6.90	21.39	129.96	94.94

Class R5[1,2]	21.58	18.43	7.20	21.58	132.93	100.48

Class R6[1,2]	21.82	18.60	7.53	21.82	134.68	106.77

Class T1,2	15.23	16.67	6.09	15.23	116.16	80.61

Class ADV[1,2]	21.40	18.25	7.22	21.40	131.23	100.75

Class NAV[1,2]	21.92	18.67	7.58	21.92	135.39	107.72

Index 1†	23.22	21.68	7.86	23.22	166.70	113.16

Index 2†	21.86	21.16	7.42	21.86	161.07	104.52

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A and Class T shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class ADV, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 6-30-14 for Class R1, Class R2, Class R3, Class R4, Class R5 and Class ADV shares and at least until 6-30-15 for Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6	Class T	Class ADV	Class NAV
Net (%)	1.25	2.06	2.07	0.91	1.70	1.45	1.60	1.20	1.00	0.79	1.33	1.14	0.79
Gross (%)	1.25	2.06	2.07	0.91	5.97	20.66	15.17	14.65	14.21	1.33	1.33	1.33	0.79

* The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 6-30-15.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the Russell 1000 Growth Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

6	Select Growth Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class B3	3-31-04	$17,995	$17,995	$21,316	$20,452

Class C3	3-31-04	17,982	17,982	21,316	20,452

Class I2	3-31-04	20,580	20,580	21,316	20,452

Class R1[2]	3-31-04	18,692	18,692	21,316	20,452

Class R2[2]	3-31-04	17,496	17,496	21,316	20,452

Class R3[2]	3-31-04	18,885	18,885	21,316	20,452

Class R4[2]	3-31-04	19,494	19,494	21,316	20,452

Class R5[2]	3-31-04	20,048	20,048	21,316	20,452

Class R6[2]	3-31-04	20,677	20,677	21,316	20,452

Class T2	3-31-04	18,061	19,011	21,316	20,452

Class ADV[2]	3-31-04	20,075	20,075	21,316	20,452

Class NAV[2]	3-31-04	20,772	20,772	21,316	20,452

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 On 4-25-08, through a reorganization, the fund acquired all of the assets of Rainier Large Cap Growth Equity Portfolio (the predecessor fund). On that date, the predecessor fund’s original class shares and institutional class shares were exchanged for Class A and Class I shares, respectively, of John Hancock Select Growth (formerly, Rainier Growth) Fund. Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class ADV, and Class NAV shares of John Hancock Rainier Growth Fund were first offered on 4-28-08; Class T shares were first offered on 10-6-08; Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. The returns prior to these dates are those of the predecessor fund’s original shares that have been recalculated to reflect the gross fees and expenses of Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class ADV, Class NAV, Class T, Class R6, and Class R2 shares, as applicable.

2 For certain types of investors, as described in the fund’s prospectuses.

3 The contingent deferred sales charge is not applicable.

Annual report | Select Growth Fund	7

Management’s discussion of
Fund performance

From the Portfolio Management Team
Rainier Investment Management, Inc.

Stocks rose to record highs in the 12 months ended March 31, 2014. Signs of economic improvement in the United States and the low interest-rate environment supported stock prices. Nevertheless, the period was not without bouts of volatility, largely relating to questions about the direction of monetary policy.

In the 12 months ended March 31, 2014, John Hancock Select Growth Fund’s Class A shares had a total return of 21.38%, excluding sales charges. By comparison, the fund’s benchmark, the Russell 1000 Growth Index returned 23.22%.

The fund produced solid gains but trailed its benchmark. Stock selection and a modest underweight position detracted from relative performance in the industrials sector. The leading individual detractor in the sector was railroad Kansas City Southern. Other notable underperformers in the sector were risk assessment service provider Verisk Analytics, Inc. and renewable energy services provider SolarCity Corp. Independent oil and gas exploration and producer Anadarko Petroleum Corp. also underperformed. Several other key individual detractors came from the technology sector, including Citrix Systems, Inc., Yandex NV, Equinix, Inc., and LinkedIn Corp. We eliminated positions in Anadarko and Citrix.

Stock choices and an overweight position made the consumer discretionary sector the leading contributor to relative returns. Gaming company Las Vegas Sands Corp. contributed most. Elsewhere in the sector, online travel company The Priceline Group, Inc., clothing and accessory designer Michael Kors Holdings, Ltd., and entertainment giant The Walt Disney Company were other sources of strength. The leading relative contributor for the 12 months was Facebook, Inc. We took profits and sold Michael Kors.

Effective at the close of business on April 17, 2014, the fund’s investment advisor, Rainier Investment Management, Inc., was replaced as subadvisor by Baillie Gifford & Co. In connection with this change, John Hancock Rainier Growth Fund’s name was changed to John Hancock Select Growth Fund. The fund’s investment objective of seeking to maximize long-term capital appreciation remains the same, and the fund will continue to invest primarily in large-cap growth companies traded in the U.S. The ticker symbol for Class A shares remains RGROX.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance does not guarantee future results.

8	Select Growth Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2013, with the same investment held until March 31, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 10-1-2013	on 3-31-2014	ended 3-31-2014[1]	expense ratio

Class A	$1,000.00	$1,087.30	$6.09	1.17%

Class B	1,000.00	1,082.50	10.33	1.99%

Class C	1,000.00	1,082.10	10.38	2.00%

Class I	1,000.00	1,088.10	4.79	0.92%

Class R1	1,000.00	1,084.30	8.83	1.70%

Class R2	1,000.00	1,085.40	7.49	1.43%

Class R3	1,000.00	1,084.60	8.32	1.60%

Class R4	1,000.00	1,086.90	6.24	1.20%

Class R5	1,000.00	1,087.70	5.20	1.00%

Class R6	1,000.00	1,088.90	4.48	0.86%

Class T	1,000.00	1,086.40	6.45	1.24%

Class ADV	1,000.00	1,087.10	5.88	1.13%

Class NAV	1,000.00	1,089.50	3.96	0.76%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Select Growth Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2013, with the same investment held until March 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 10-1-2013	on 3-31-2014	ended 3-31-2014[1]	expense ratio

Class A	$1,000.00	$1,019.10	$5.89	1.17%

Class B	1,000.00	1,015.00	10.00	1.99%

Class C	1,000.00	1,015.00	10.05	2.00%

Class I	1,000.00	1,020.30	4.63	0.92%

Class R1	1,000.00	1,016.50	8.55	1.70%

Class R2	1,000.00	1,017.80	7.19	1.43%

Class R3	1,000.00	1,017.00	8.05	1.60%

Class R4	1,000.00	1,018.90	6.04	1.20%

Class R5	1,000.00	1,019.90	5.04	1.00%

Class R6	1,000.00	1,020.60	4.33	0.86%

Class T	1,000.00	1,018.70	6.24	1.24%

Class ADV	1,000.00	1,019.30	5.69	1.13%

Class NAV	1,000.00	1,021.10	3.83	0.76%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Select Growth Fund | Annual report

Portfolio summary

Top 10 Holdings (31.6% of Total Net Assets on 3-31-14)[1,2]

Apple, Inc.	5.0%	Yahoo!, Inc.	2.9%

Google, Inc., Class A	4.5%	Gilead Sciences, Inc.	2.6%

Visa, Inc., Class A	3.2%	Salesforce.com, Inc.	2.5%

Facebook, Inc., Class A	3.1%	The Walt Disney Company	2.4%

Amazon.com, Inc.	3.0%	Las Vegas Sands Corp.	2.4%

Sector Composition[1,3]

Information Technology	31.2%	Energy	5.0%

Consumer Discretionary	21.6%	Consumer Staples	4.6%

Health Care	11.9%	Materials	2.3%

Industrials	11.2%	Short-Term Investments & Other	3.1%

Financials	9.1%

1 As a percentage of net assets on 3-31-14.

2 Cash and cash equivalents not included.

3 Growth stocks may be more susceptible to earning disappointments. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Large company stocks could fall out of favor. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

Annual report | Select Growth Fund	11

Fund’s investments

As of 3-31-14

	Shares	Value

Common Stocks 96.9%		$980,182,044

(Cost $767,773,115)

Consumer Discretionary 21.6%		218,749,864

Hotels, Restaurants & Leisure 3.6%

Las Vegas Sands Corp.	298,980	24,151,604

Wynn Resorts, Ltd.	55,410	12,309,332

Household Durables 1.2%

Jarden Corp. (I)	199,310	11,924,717

Internet & Catalog Retail 7.1%

Amazon.com, Inc. (I)	90,170	30,344,008

Expedia, Inc.	298,080	21,610,800

The Priceline Group, Inc. (I)	16,560	19,737,698

Media 6.1%

Discovery Communications, Inc., Class A (I)	169,630	14,028,401

Liberty Global PLC, Series C (I)	568,890	23,159,512

The Walt Disney Company	303,820	24,326,867

Textiles, Apparel & Luxury Goods 3.6%

Kate Spade & Company (I)	396,180	14,694,316

Ralph Lauren Corp.	139,580	22,462,609

Consumer Staples 4.6%		46,858,398

Beverages 1.4%

Monster Beverage Corp. (I)	212,870	14,783,822

Food & Staples Retailing 1.5%

Costco Wholesale Corp.	136,050	15,194,064

Personal Products 1.7%

The Estee Lauder Companies, Inc., Class A	252,400	16,880,512

Energy 5.0%		49,961,409

Energy Equipment & Services 2.6%

FMC Technologies, Inc. (I)	220,530	11,531,514

Halliburton Company	246,340	14,506,963

Oil, Gas & Consumable Fuels 2.4%

EOG Resources, Inc.	121,950	23,922,932

12	Select Growth Fund | Annual report	See notes to financial statements

	Shares	Value

Financials 9.1%		$92,307,362

Capital Markets 5.3%

Affiliated Managers Group, Inc. (I)	85,870	17,178,294

Morgan Stanley	739,620	23,053,955

The Goldman Sachs Group, Inc.	84,690	13,876,457

Consumer Finance 2.0%

Discover Financial Services	348,500	20,279,215

Diversified Financial Services 1.8%

IntercontinentalExchange Group, Inc.	90,580	17,919,441

Health Care 11.9%		120,182,137

Biotechnology 8.3%

Biogen Idec, Inc. (I)	56,090	17,156,248

BioMarin Pharmaceutical, Inc. (I)	178,300	12,161,843

Celgene Corp. (I)	120,650	16,842,740

Gilead Sciences, Inc. (I)	369,290	26,167,889

Regeneron Pharmaceuticals, Inc. (I)	38,940	11,692,903

Health Care Providers & Services 1.6%

Catamaran Corp. (I)	365,000	16,337,400

Pharmaceuticals 2.0%

Allergan, Inc.	159,735	19,823,114

Industrials 11.2%		113,375,593

Aerospace & Defense 4.1%

B/E Aerospace, Inc. (I)	226,670	19,672,689

Precision Castparts Corp.	86,060	21,752,526

Building Products 1.4%

Fortune Brands Home & Security, Inc.	329,420	13,861,994

Electrical Equipment 3.0%

Eaton Corp. PLC	266,870	20,047,274

SolarCity Corp. (I)	171,240	10,723,049

Professional Services 1.0%

Verisk Analytics, Inc., Class A (I)	166,490	9,982,740

Road & Rail 0.7%

Kansas City Southern	69,370	7,079,902

Trading Companies & Distributors 1.0%

United Rentals, Inc. (I)	108,020	10,255,419

Information Technology 31.2%		315,353,864

Communications Equipment 0.0%

BancTec, Inc. (I)(S)	197,026	443,309

Internet Software & Services 16.1%

eBay, Inc. (I)	219,360	12,117,446

Equinix, Inc. (I)	79,930	14,774,261

Facebook, Inc., Class A (I)	518,510	31,235,042

Google, Inc., Class A (I)	40,990	45,683,765

LinkedIn Corp., Class A (I)	107,050	19,797,827

Yahoo!, Inc. (I)	804,390	28,877,601

Yandex NV, Class A (I)	329,210	9,938,850

See notes to financial statements	Annual report | Select Growth Fund	13

		Shares	Value

IT Services 6.7%

FleetCor Technologies, Inc. (I)		103,710	$11,937,021

MasterCard, Inc., Class A		307,840	22,995,648

Visa, Inc., Class A		150,255	32,434,044

Software 3.4%

Salesforce.com, Inc. (I)		448,190	25,587,167

ServiceNow, Inc. (I)		155,180	9,298,386

Technology Hardware, Storage & Peripherals 5.0%

Apple, Inc.		93,590	50,233,497

Materials 2.3%			23,393,417

Chemicals 2.3%

The Sherwin-Williams Company		118,670	23,393,417

	Yield (%)	Shares	Value

Short-Term Investments 2.3%			$22,965,401

(Cost $22,965,401)

Money Market Funds 2.3%			22,965,401
State Street Institutional U.S. Government
Money Market Fund	0.0000 (Y)	22,965,401	22,965,401

Total investments (Cost $790,738,516)† 99.2%		$1,003,147,445

Other assets and liabilities, net 0.8%			$7,959,724

Total net assets 100.0%		$1,011,107,169

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Y) The rate shown is the annualized seven-day yield as of 3-31-14.

† At 3-31-14, the aggregate cost of investment securities for federal income tax purposes was $792,932,409. Net unrealized appreciation aggregated $210,215,036, of which $221,458,025 related to appreciated investment securities and $11,242,989 related to depreciated investment securities.

14	Select Growth Fund | Annual report	See notes to financial statements

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 3-31-14

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $790,738,516)	$1,003,147,445
Receivable for investments sold	27,326,666
Receivable for fund shares sold	786,213
Dividends and interest receivable	112,552
Receivable for securities lending income	1,971
Receivable due from advisor	2,115
Other receivables and prepaid expenses	106,545

Total assets	1,031,483,507

Liabilities

Payable for investments purchased	19,207,835
Payable for fund shares repurchased	926,923
Payable to affiliates
Accounting and legal services fees	50,498
Transfer agent fees	67,122
Distribution and service fees	160
Trustees’ fees	581
Other liabilities and accrued expenses	123,219

Total liabilities	20,376,338

Net assets	$1,011,107,169

Net assets consist of

Paid-in capital	$752,525,500
Accumulated net realized gain (loss) on investments	46,172,740
Net unrealized appreciation (depreciation) on investments	212,408,929

Net assets	$1,011,107,169

See notes to financial statements	Annual report | Select Growth Fund	15

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($356,155,378 ÷ 13,498,264 shares)[1]	$26.39
Class B ($19,568,114 ÷ 778,878 shares)[1]	$25.12
Class C ($19,461,650 ÷ 775,232 shares)[1]	$25.10
Class I ($71,926,533 ÷ 2,660,616 shares)	$27.03
Class R1 ($592,725 ÷ 23,030 shares)	$25.74
Class R2 ($119,759 ÷ 4,467 shares)	$26.81
Class R3 ($123,334 ÷ 4,758 shares)	$25.92
Class R4 ($161,154 ÷ 6,083 shares)	$26.49
Class R5 ($119,980 ÷ 4,460 shares)	$26.90
Class R6 ($7,606,753 ÷ 280,713 shares)	$27.10
Class T ($77,860,946 ÷ 2,978,209 shares)	$26.14
Class ADV ($18,979,104 ÷ 710,739 shares)	$26.70
Class NAV ($438,431,739 ÷ 16,156,345 shares)	$27.14

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$27.78
Class T (net asset value per share ÷ 95%)[2]	$27.52

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Select Growth Fund | Annual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of operations For the year ended 3-31-14

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$6,355,330
Securities lending	160,649
Interest	156
Less foreign taxes withheld	(99,252)

Total investment income	6,416,883

Expenses

Investment management fees	7,677,902
Distribution and service fees	1,572,371
Accounting and legal services fees	182,503
Transfer agent fees	838,762
Trustees’ fees	38,757
State registration fees	193,426
Printing and postage	87,272
Professional fees	71,111
Custodian fees	99,066
Registration and filing fees	46,282
Other	25,781

Total expenses	10,833,233
Less expense reductions	(156,904)

Net expenses	10,676,329

Net investment loss	(4,259,446)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	192,544,975
Investments in affiliated issuers	(3,428)

192,541,547
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	17,152,517
Investments in affiliated issuers	(12,516)

17,140,001

Net realized and unrealized gain	209,681,548

Increase in net assets from operations	$205,422,102

See notes to financial statements	Annual report | Select Growth Fund	17

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	3-31-14	3-31-13

Increase (decrease) in net assets

From operations
Net investment income (loss)	($4,259,446)	$1,704,098
Net realized gain	192,541,547	157,789,629
Change in net unrealized appreciation (depreciation)	17,140,001	(99,638,952)

Increase in net assets resulting from operations	205,422,102	59,854,775

Distributions to shareholders
From net investment income
Class I	(64,935)	(133,627)
Class R5	(56)	(50)
Class R6	(7,092)	(4,078)
Class NAV	(520,067)	(612,300)
From net realized gain
Class A	(37,507,368)	—
Class B	(2,216,885)	—
Class C	(2,125,586)	—
Class I	(8,992,315)	—
Class R1	(64,246)	—
Class R2	(13,688)	—
Class R3	(14,056)	—
Class R4	(18,019)	—
Class R5	(13,704)	—
Class R6	(790,768)	—
Class T	(8,578,092)	—
Class ADV	(2,113,395)	—
Class NAV	(45,556,116)	—

Total distributions	(108,596,388)	(750,055)

From fund share transactions	(153,179,068)	(250,750,666)

Total decrease	(56,353,354)	(191,645,946)

Net assets

Beginning of year	1,067,460,523	1,259,106,469

End of year	$1,011,107,169	$1,067,460,523

Undistributed net investment income	—	$540,400

18	Select Growth Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10

Per share operating performance

Net asset value, beginning of period	$24.32	$22.84	$21.32	$18.31	$12.84
Net investment loss[1]	(0.15)	(0.01)	(0.09)	(0.06)	(0.03)
Net realized and unrealized gain on investments	5.29	1.49	1.61	3.07	5.50
Total from investment operations	5.14	1.48	1.52	3.01	5.47
Less distributions
From net realized gain	(3.07)	—	—	—	—
Net asset value, end of period	$26.39	$24.32	$22.84	$21.32	$18.31
Total return (%)[2,3]	21.38	6.48	7.13	16.44	42.60

Ratios and supplemental data

Net assets, end of period (in millions)	$356	$356	$369	$413	$384
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19	1.25	1.27	1.30	1.45
Expenses net of fee waivers	1.19	1.25	1.27	1.30	1.38
Expenses net of fee waivers and credits	1.19	1.25	1.27	1.30	1.34
Net investment loss	(0.58)	(0.04)	(0.45)	(0.33)	(0.18)
Portfolio turnover (%)	81	92	90	90	102

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

CLASS B SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10

Per share operating performance

Net asset value, beginning of period	$23.46	$22.22	$20.90	$18.10	$12.79
Net investment loss[1]	(0.35)	(0.19)	(0.25)	(0.21)	(0.15)
Net realized and unrealized gain on investments	5.08	1.43	1.57	3.01	5.46
Total from investment operations	4.73	1.24	1.32	2.80	5.31
Less distributions
From net realized gain	(3.07)	—	—	—	—
Net asset value, end of period	$25.12	$23.46	$22.22	$20.90	$18.10
Total return (%)[2,3]	20.38	5.58	6.32	15.47	41.52

Ratios and supplemental data

Net assets, end of period (in millions)	$20	$20	$25	$31	$37
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00	2.06	2.07	2.13	2.45
Expenses net of fee waivers	2.00	2.06	2.07	2.10	2.11
Expenses net of fee waivers and credits	2.00	2.06	2.07	2.10	2.09
Net investment loss	(1.39)	(0.86)	(1.24)	(1.13)	(0.94)
Portfolio turnover (%)	81	92	90	90	102

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

See notes to financial statements	Annual report | Select Growth Fund	19

CLASS C SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10

Per share operating performance

Net asset value, beginning of period	$23.45	$22.21	$20.90	$18.10	$12.79
Net investment loss[1]	(0.36)	(0.19)	(0.26)	(0.21)	(0.15)
Net realized and unrealized gain on investments	5.08	1.43	1.57	3.01	5.46
Total from investment operations	4.72	1.24	1.31	2.80	5.31
Less distributions
From net realized gain	(3.07)	—	—	—	—
Net asset value, end of period	$25.10	$23.45	$22.21	$20.90	$18.10
Total return (%)[2,3]	20.35	5.58	6.27	15.47	41.52

Ratios and supplemental data

Net assets, end of period (in millions)	$19	$17	$20	$22	$24
Ratios (as a percentage of average net assets):
Expenses before reductions	2.03	2.07	2.11	2.16	2.34
Expenses net of fee waivers	2.02	2.07	2.10	2.10	2.21
Expenses net of fee waivers and credits	2.02	2.07	2.10	2.10	2.09
Net investment loss	(1.42)	(0.88)	(1.27)	(1.13)	(0.93)
Portfolio turnover (%)	81	92	90	90	102

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

CLASS I SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10

Per share operating performance

Net asset value, beginning of period	$24.80	$23.24	$21.61	$18.50	$12.92
Net investment income (loss)[1]	(0.08)	0.06	(0.02)	0.02	0.04
Net realized and unrealized gain on investments	5.41	1.52	1.65	3.11	5.54
Total from investment operations	5.33	1.58	1.63	3.13	5.58
Less distributions
From net investment income	(0.03)	(0.02)	—	(0.02)	—[2]
From net realized gain	(3.07)	—	—	—	—
Total distributions	(3.10)	(0.02)	—	(0.02)	—[2]
Net asset value, end of period	$27.03	$24.80	$23.24	$21.61	$18.50
Total return (%)[3]	21.71	6.81	7.54	16.93	43.20

Ratios and supplemental data

Net assets, end of period (in millions)	$72	$113	$256	$237	$208
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91	0.91	0.91	0.86	0.90
Expenses net of fee waivers	0.91	0.91	0.91	0.86	0.90
Net investment income (loss)	(0.28)	0.25	(0.08)	0.10	0.26
Portfolio turnover (%)	81	92	90	90	102

1 Based on the average daily shares outstanding.
2 Less than $0.005 per share.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

20	Select Growth Fund | Annual report	See notes to financial statements

CLASS R1 SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10

Per share operating performance

Net asset value, beginning of period	$23.90	$22.55	$21.14	$18.23	$12.84
Net investment loss[1]	(0.29)	(0.11)	(0.17)	(0.14)	(0.11)
Net realized and unrealized gain on investments	5.20	1.46	1.58	3.05	5.50
Total from investment operations	4.91	1.35	1.41	2.91	5.39
Less distributions
From net realized gain	(3.07)	—	—	—	—
Total distributions	(3.07)	—	—	—	—
Net asset value, end of period	$25.74	$23.90	$22.55	$21.14	$18.23
Total return (%)[2]	20.77	5.99	6.67	15.96	41.98

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[3]	—[3]	—[3]	—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.13	5.79	7.03	8.39	13.91
Expenses net of fee waivers	1.70	1.70	1.70	1.72	1.78
Net investment loss	(1.12)	(0.49)	(0.86)	(0.75)	(0.65)
Portfolio turnover (%)	81	92	90	90	102

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3 Less than $500,000.

CLASS R2 SHARES Period ended	3-31-14	3-31-13	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$24.72	$23.27	$22.45
Net investment income (loss)[2]	(0.23)	(0.06)	—[3]
Net realized and unrealized gain on investments	5.39	1.51	0.82
Total from investment operations	5.16	1.45	0.82
Less distributions
From net realized gain	(3.07)	—	—
Total distributions	(3.07)	—	—
Net asset value, end of period	$26.81	$24.72	$23.27
Total return (%)[4]	21.10	6.23	3.65[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	15.50	20.41	15.96[7]
Expenses net of fee waivers	1.45	1.45	1.45[7]
Net investment loss	(0.85)	(0.24)	(0.12)[7]
Portfolio turnover (%)	81	92	90[8]

1 The inception date for Class R2 shares is 3-1-12.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

See notes to financial statements	Annual report | Select Growth Fund	21

CLASS R3 SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10

Per share operating performance

Net asset value, beginning of period	$24.03	$22.65	$21.21	$18.27	$12.85
Net investment loss[1]	(0.26)	(0.09)	(0.16)	(0.12)	(0.07)
Net realized and unrealized gain on investments	5.22	1.47	1.60	3.06	5.49
Total from investment operations	4.96	1.38	1.44	2.94	5.42
Less distributions
From net realized gain	(3.07)	—	—	—	—
Net asset value, end of period	$25.92	$24.03	$22.65	$21.21	$18.27
Total return (%)[2]	20.87	6.09	6.79	16.09	42.18

Ratios and supplemental data

Net assets, end of period (in millions)	—[3]	—[3]	—[3]	—[3]	—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	12.99	15.02	15.86	16.72	13.68
Expenses net of fee waivers	1.60	1.60	1.59	1.61	1.62
Net investment loss	(1.00)	(0.39)	(0.76)	(0.64)	(0.46)
Portfolio turnover (%)	81	92	90	90	102

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3 Less than $500,000.

CLASS R4 SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10

Per share operating performance

Net asset value, beginning of period	$24.40	$22.91	$21.40	$18.38	$12.88
Net investment income (loss)[1]	(0.17)	—[2]	(0.10)	(0.06)	(0.03)
Net realized and unrealized gain on investments	5.33	1.49	1.61	3.08	5.53
Total from investment operations	5.16	1.49	1.51	3.02	5.50
Less distributions
From net realized gain	(3.07)	—	—	—	—
Total distributions	(3.07)	—	—	—	—
Net asset value, end of period	$26.49	$24.40	$22.91	$21.40	$18.38
Total return (%)[3]	21.39	6.50	7.06	16.43	42.70

Ratios and supplemental data

Net assets, end of period (in millions)	—[4]	—[4]	—[4]	—[4]	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	10.91	14.55	15.46	16.45	13.33
Expenses net of fee waivers	1.20	1.22	1.29	1.31	1.32
Net investment income (loss)	(0.62)	0.01	(0.46)	(0.34)	(0.16)
Portfolio turnover (%)	81	92	90	90	102

1 Based on the average daily shares outstanding.
2 Less than $0.005 per share.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Less than $500,000.

22	Select Growth Fund | Annual report	See notes to financial statements

CLASS R5 SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10

Per share operating performance

Net asset value, beginning of period	$24.71	$23.16	$21.56	$18.47	$12.91
Net investment income (loss)[1]	(0.11)	0.05	(0.03)	(0.02)	0.02
Net realized and unrealized gain on investments	5.39	1.51	1.63	3.12	5.54
Total from investment operations	5.28	1.56	1.60	3.10	5.56
Less distributions
From net investment income	(0.02)	(0.01)	—	(0.01)	—[2]
From net realized gain	(3.07)	—	—	—	—
Total distributions	(3.09)	(0.01)	—	(0.01)	—[2]
Net asset value, end of period	$26.90	$24.71	$23.16	$21.56	$18.47
Total return (%)[3]	21.58	6.74	7.42	16.78	43.07

Ratios and supplemental data

Net assets, end of period (in millions)	—[4]	—[4]	—[4]	—[4]	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	12.38	14.16	15.07	16.17	12.97
Expenses net of fee waivers	1.00	1.00	0.99	1.01	1.02
Net investment income	(0.40)	0.21	(0.16)	(0.03)	0.14
Portfolio turnover (%)	81	92	90	90	102

1 Based on the average daily shares outstanding.
2 Less than $0.005 per share.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Less than $500,000.

CLASS R6 SHARES Period ended	3-31-14	3-31-13	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$24.84	$23.27	$20.01
Net investment income (loss)[2]	(0.07)	0.08	0.03
Net realized and unrealized gain on investments	5.43	1.51	3.23
Total from investment operations	5.36	1.59	3.26
Less distributions
From net investment income	(0.03)	(0.02)	—
From net realized gain	(3.07)	—	—
Total distributions	(3.10)	(0.02)	—
Net asset value, end of period	$27.10	$24.84	$23.27
Total return (%)[3]	21.82	6.86	16.29[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$8	$4	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09	1.33	1.58[5]
Expenses net of fee waivers	0.86	0.86	0.86[5]
Net investment income (loss)	(0.27)	0.34	0.20[5]
Portfolio turnover (%)	81	92	90[6]

1 The inception date for Class R6 shares is 9-1-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

See notes to financial statements	Annual report | Select Growth Fund	23

CLASS T SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10

Per share operating performance

Net asset value, beginning of period	$24.13	$22.69	$21.20	$18.24	$12.86
Net investment loss[1]	(0.17)	(0.03)	(0.11)	(0.09)	(0.11)
Net realized and unrealized gain on investments	5.25	1.47	1.60	3.05	5.49
Total from investment operations	5.08	1.44	1.49	2.96	5.38
Less distributions
From net realized gain	(3.07)	—	—	—	—
Total distributions	(3.07)	—	—	—	—
Net asset value, end of year	$26.14	$24.13	$22.69	$21.20	$18.24
Total return (%)[2,3]	21.29	6.35	7.03	16.23	41.84

Ratios and supplemental data

Net assets, end of year (in millions)	$78	$73	$77	$83	$83
Ratios (as a percentage of average net assets):
Expenses before reductions	1.27	1.33	1.37	1.47	1.84
Expenses net of fee waivers	1.26	1.33	1.37	1.47	1.84
Net Investment loss	(0.66)	(0.13)	(0.54)	(0.50)	(0.69)
Portfolio turnover (%)	81	92	90	90	102

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

CLASS ADV SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10

Per share operating performance

Net asset value, beginning of period	$24.57	$23.05	$21.49	$18.43	$12.90
Net investment income (loss)[1]	(0.14)	0.02	(0.06)	(0.03)	—[2]
Net realized and unrealized gain on investments	5.34	1.50	1.62	3.09	5.53
Total from investment operations	5.20	1.52	1.56	3.06	5.53
Less distributions
From net realized gain	(3.07)	—	—	—	—
Total distributions	(3.07)	—	—	—	—
Net asset value, end of period	$26.70	$24.57	$23.05	$21.49	$18.43
Total return (%)[3]	21.40	6.59	7.26	16.60	42.87

Ratios and supplemental data

Net assets, end of period (in millions)	$19	$20	$20	$22	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26	1.33	1.35	1.37	1.25
Expenses net of fee waivers	1.14	1.14	1.14	1.14	1.14
Net investment income (loss)	(0.53)	0.08	(0.31)	(0.17)	0.01
Portfolio turnover (%)	81	92	90	90	102

1 Based on the average daily shares outstanding.
2 Less than $0.005 per share.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

24	Select Growth Fund | Annual report	See notes to financial statements

CLASS NAV SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10

Per share operating performance

Net asset value, beginning of period	$24.86	$23.28	$21.63	$18.51	$12.91
Net investment income (loss)[1]	(0.04)	0.09	0.01	0.03	0.05
Net realized and unrealized gain on investments	5.43	1.52	1.64	3.11	5.55
Total from investment operations	5.39	1.61	1.65	3.14	5.60
Less distributions
From net investment income	(0.04)	(0.03)	—	(0.02)	—[2]
From net realized gain	(3.07)	—	—	—	—
Total distributions	(3.11)	(0.03)	—	(0.02)	—[2]
Net asset value, end of period	$27.14	$24.86	$23.28	$21.63	$18.51
Total return (%)[3]	21.92	6.94	7.63	17.00	43.38

Ratios and supplemental data

Net assets, end of period (in millions)	$438	$463	$487	$813	$708
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	0.79	0.80	0.80	0.82
Expenses net of fee waivers	0.77	0.79	0.80	0.80	0.82
Net investment income (loss)	(0.16)	0.39	0.05	0.16	0.33
Portfolio turnover (%)	81	92	90	90	102

1 Based on the average daily shares outstanding.
2 Less than $0.005 per share.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

See notes to financial statements	Annual report | Select Growth Fund	25

Notes to financial statements

Note 1 — Organization

John Hancock Select Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class B, Class T and Class ADV shares are closed to new investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Effective April 17, 2014, John Hancock Select Growth Fund changed its name from John Hancock Rainier Growth Fund.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant

26	Select Growth Fund | Annual report

observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 3-31-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$218,749,864	$218,749,864	—	—
Consumer Staples	46,858,398	46,858,398	—	—
Energy	49,961,409	49,961,409	—	—
Financials	92,307,362	92,307,362	—	—
Health Care	120,182,137	120,182,137	—	—
Industrials	113,375,593	113,375,593	—	—
Information Technology	315,353,864	314,910,555	—	$443,309
Materials	23,393,417	23,393,417	—	—
Short-Term Investments	22,965,401	22,965,401	—	—

Total Investments in
Securities	$1,003,147,445	$1,002,704,136	—	$443,309

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in John Hancock Collateral Investment Trust (JHCIT), an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Annual report | Select Growth Fund	27

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended March 31, 2014 were $1,129. For the year ended March 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule,

28	Select Growth Fund | Annual report

pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of March 31, 2014, the fund has a capital loss carryfoward of $19,834,897 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of March 31, 2014:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MARCH 31

2016	2017	2018

$5,365,684	$5,342,835	$9,126,378

Availability of a certain amount of the loss carryforward, which was acquired in a merger, may be limited in a given year.

As of March 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended March 31, 2014 and 2013 was as follows:

	MARCH 31, 2014	MARCH 31, 2013

Ordinary Income	$21,462,352	$750,055
Long-Term Capital Gain	$87,134,036	—
Total	$108,596,388	$750,055

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2014, the components of distributable earnings on a tax basis consisted of $36,005,215 of undistributed ordinary income and $32,196,315 of undistributed long-term capital gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Annual report | Select Growth Fund	29

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management contract with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.730% of the first $3,000,000,000 of the fund’s average daily net assets; (b) 0.725% of the next $3,000,000,000 of the fund’s average daily net assets; and (c) 0.700% of the fund’s average daily net assets in excess of $6,000,000,000. The Advisor has a subadvisory agreement with Baille Gifford Overseas Limited. Prior to April 18, 2014, the Advisor had a subadvisory agreement with Rainier Investment Management, Inc. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to July 1, 2013, the Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund’s total operating expenses at 1.35%, 2.10%, 2.10% and 1.40% for Class A, Class B, Class C, and Class T shares, respectively. This agreement excluded certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund’s total operating expenses at 1.70%, 1.45%, 1.60% 1.20%, 1.00%, 0.86% and 1.14% for Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class ADV shares, respectively. This agreement excludes certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. For all the classes indicated, this expense limitation shall remain in effect through June 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that is appropriate under the circumstances at that time.

30	Select Growth Fund | Annual report

Effective February 1, 2014, for Class R6 shares, the Advisor has contractually agreed to waive and/or reimburse all class specific expense of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The fee waiver and/or reimbursement will continue in effect until June 30, 2015, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at the time. This waiver was in effect on a voluntary basis from January 1, 2014 to January 31, 2014.

The expense reductions for the year ended March 31, 2014, amounted to the following:

EXPENSE
CLASS	REDUCTION

Class A	$17,632
Class B	964
Class C	911
Class I	4,573
Class R1	12,781
Class R2	16,806
Class R3	13,539
Class R4	13,554
Class R5	13,654
Class R6	12,689
Class T	3,799
Class ADV	24,136
Class NAV	21,725

Total	$156,763

The investment management fees, including the impact of waivers and reimbursements as described above, incurred for the year ended March 31, 2014 were equivalent to a net annual effective rate of 0.72% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2014 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4, Class T and Class ADV pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares. Currently, only 0.25% is charged to Class A shares for Rule 12b-1 fees.

Annual report | Select Growth Fund	31

CLASS	RULE 12b-1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class T	0.30%	—
Class ADV	0.25%	—

The fund’s Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares to limit the 12b-1 fees on Class R4 shares to 0.15% of the average daily net assets of Class R4 shares, until at least June 30, 2015, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $141 for Class R4 shares for the period ended March 31, 2014.

Sales charges. Class A and Class T shares are assessed up-front sales charges of up to 5% of net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the year ended March 31, 2014:

	CLASS A	CLASS T

Retained for printing prospectuses, advertising, sales	$139,072	$4,417
literature and other purposes
Sales commissions to broker-dealers	655,031	15,904
Sales commissions to sales personnel of Signator	24,945	8,235
Investors, Inc., a broker-dealer affiliate of the Advisor
Net sales charges	819,048	28,556

Class A, Class B, Class C and Class T shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A and Class T shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2014, CDSCs received by the Distributor amounted to $1,036, $25,117, $2,955 and $204 for Class A, Class B, Class C and Class T shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share

32	Select Growth Fund | Annual report

Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended March 31, 2014 were:

	DISTRIBUTION		STATE
SHARE CLASS	AND SERVICE FEES	TRANSFER AGENT FEES	REGISTRATION FEES	PRINTING AND POSTAGE

A	$903,885	$528,834	$25,127	$54,009
B	198,506	29,036	15,003	1,425
C	184,447	26,917	14,677	5,416
I	—	110,914	18,012	5,030
R1	3,413	117	13,870	255
R2	299	27	17,261	28
R3	597	26	13,870	28
R4	359	31	13,870	38
R5	—	27	13,870	29
R6	—	1,228	15,831	301
T	231,088	112,471	16,293	18,571
ADV	49,777	29,134	15,742	2,142
Total	$1,572,371	$838,762	$193,426	$87,272

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock funds complex.

Interfund Lending Program: Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	WEIGHTED AVERAGE	DAYS	WEIGHTED AVERAGE	INTEREST
BORROWER OR LENDER	LOAN BALANCE	OUTSTANDING	INTEREST RATE	EXPENSE

Borrower	$13,511,234	1	0.43%	($161)

Note 5 — Fund share transactions

Transactions in fund shares for the years ended March 31, 2014 and 2013 were as follows:

		Year ended 3-31-14		Year ended 3-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,282,983	$60,333,638	2,459,590	$55,505,262
Distributions reinvested	1,393,162	36,096,825	—	—
Repurchased	(4,813,552)	(128,874,741)	(3,962,238)	(89,534,415)

Net decrease	(1,137,407)	($32,444,278)	(1,502,648)	($34,029,153)

Annual report | Select Growth Fund	33

		Year ended 3-31-14		Year ended 3-31-13
	Shares	Amount	Shares	Amount
Class B shares

Sold	72,114	$1,860,291	100,853	$2,195,177
Distributions reinvested	87,755	2,170,185	—	—
Repurchased	(244,375)	(6,136,925)	(368,746)	(8,048,812)

Net decrease	(84,506)	($2,106,449)	(267,893)	($5,853,635)

Class C shares

Sold	82,458	$2,116,832	34,781	$764,812
Distributions reinvested	74,095	1,830,897	—	—
Repurchased	(122,170)	(3,073,186)	(181,088)	(3,932,366)

Net increase (decrease)	34,383	$874,543	(146,307)	($3,167,554)

Class I shares

Sold	515,753	$13,908,811	1,284,922	$29,260,470
Distributions reinvested	334,370	8,870,839	5,669	130,574
Repurchased	(2,731,871)	(74,145,725)	(7,763,269)	(179,262,056)

Net decrease	(1,881,748)	($51,366,075)	(6,472,678)	($149,871,012)

Class R1 shares

Sold	5,835	$143,781	4,312	$97,671
Distributions reinvested	1,452	36,770	—	—
Repurchased	(506)	(13,326)	(479)	(11,060)

Net increase	6,781	$167,225	3,833	$86,611

Class R2 shares

Sold	13	$373	—	—

Net increase	13	$373	—	—

Class R3 shares

Sold	490	$13,090	—	—
Distributions reinvested	15	374	—	—
Repurchased	(199)	(5,432)	—	—

Net increase	306	$8,032	—	—

Class R4 shares

Sold	1,439	$38,950	26	$577
Distributions reinvested	167	4,338	—	—
Repurchased	(1)	(19)	—	—

Net increase	1,605	$43,269	26	$577

Class R5 shares

Distributions reinvested	—	—	2	$50

Net increase	—	—	2	$50

Class R6 shares

Sold	139,312	$3,968,690	5,445	$124,800
Distributions reinvested	30,006	797,860	177	4,078
Repurchased	(54,532)	(1,528,395)	(19,869)	(459,000)

Net increase (decrease)	114,786	$3,238,155	(14,247)	($330,122)

34	Select Growth Fund | Annual report

		Year ended 3-31-14		Year ended 3-31-13
	Shares	Amount	Shares	Amount
Class T shares

Sold	41,771	$1,095,454	46,822	$1,041,302
Distributions reinvested	310,378	7,970,498	—	—
Repurchased	(395,807)	(10,355,540)	(424,692)	(9,484,303)

Net decrease	(43,658)	($1,289,588)	(377,870)	($8,443,001)

Class ADV shares

Sold	53,909	$1,425,182	200,655	$4,623,049
Distributions reinvested	80,558	2,112,223	—	—
Repurchased	(253,110)	(6,719,773)	(258,405)	(5,908,494)

Net decrease	(118,643)	($3,182,368)	(57,750)	($1,285,445)

Class NAV shares

Sold	231,437	$6,130,434	4,043,108	$92,780,115
Distributions reinvested	1,730,886	46,076,183	26,529	612,300
Repurchased	(4,431,072)	(119,328,524)	(6,377,748)	(141,250,397)

Net decrease	(2,468,749)	($67,121,907)	(2,308,111)	($47,857,982)

Total net decrease	(5,576,837)	($153,179,068)	(11,143,643)	($250,750,666)

Affiliates of the fund owned 43%, 100%, 97%, 82%, 100% and 100% of shares of beneficial interest of Class R1, Class R2, Class R3, Class R4, Class R5 and Class NAV, respectively, on March 31, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $841,107,456 and $1,134,004,898, respectively, for the year ended March 31, 2014.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At March 31, 2014, funds within the John Hancock group of funds complex held 43.4% of the fund. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATED
FUND	CONCENTRATION

John Hancock Lifestyle Growth Fund	18.3%
John Hancock Lifestyle Balanced Fund	14.4%
John Hancock Lifestyle Aggressive Fund	6.9%

Note 8 — Subsequent events

On April 17, 2014, the fund recorded cash redemptions of approximately $422 million. In advance of these redemptions, the fund paid short-term and long-term capital gain distributions of $1.5889 and $4.2362, respectively.

Annual report | Select Growth Fund	35

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock Select Growth Fund (formerly John Hancock Rainier Growth Fund):

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Select Growth Fund (formerly John Hancock Rainier Growth Fund) (the “Fund”) at March 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2014 by correspondence with the custodian, transfer agent and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 19, 2014

36	Select Growth Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2014.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $87,134,036 in capital gain dividends.

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

Annual report | Select Growth Fund	37

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2012	228

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2012	228

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	228

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	228

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

38	Select Growth Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2012	228

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2012	228

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	228

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2012	228

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	228

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

Annual report | Select Growth Fund	39

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2008	228

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[4]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	228

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	228

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth		Officer
Position(s) held with fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Hugh McHaffie, Born: 1959		2012

President*
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC, and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010); President (since 2012) and former Trustee (2010–2012), John Hancock retail funds,[3] President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

*Until 3-13-14.

40	Select Growth Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
President**
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).

**Effective 3-13-14.

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,[3]
John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

Annual report | Select Growth Fund	41

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Rainier Investment Management, Inc.
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott#	Legal counsel
President	K&L Gates LLP

Thomas M. Kinzler	Independent registered
Secretary and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Hugh McHaffie**
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14
**Until 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

42	Select Growth Fund | Annual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Select Growth Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	334A 3/14
MF181849	5/14

John Hancock
Disciplined Value Fund

Annual report 3/31/14

A look at performance

Total returns for the period ended March 31, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

Class A1	19.03	20.61	8.42	—	19.03	155.23	124.47	—

Class B1	19.21	20.60	7.94	—	19.21	155.14	114.69	—

Class C1	23.25	20.87	7.96	—	23.25	157.94	115.09	—

Class I1,2	25.61	22.25	9.35	—	25.61	173.00	144.49	—

Class I2[1,2]	25.63	22.28	9.22	—	25.63	173.39	141.64	—

Class R1[1,2]	24.69	21.36	8.56	—	24.69	163.23	127.32	—

Class R2[1,2]	24.98	21.54	8.73	—	24.98	165.23	131.00	—

Class R3[1,2]	24.81	21.48	8.67	—	24.81	164.60	129.64	—

Class R4[1,2]	25.44	21.92	9.03	—	25.44	169.34	137.28	—

Class R5[1,2]	25.71	22.27	9.35	—	25.71	173.31	144.41	—

Class R6[1,2]	25.72	22.29	9.40	—	25.72	173.49	145.54	—

Class NAV[2,3]	25.73	—	—	19.43	25.73	—	—	136.19

Index 1†	21.57	21.75	7.58	—	21.57	167.53	107.71	—

Index 2†	21.86	21.16	7.42	—	21.86	161.07	104.52	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class I2, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers or expense limitations are contractual at least until 6-30-14 for Class B shares and until 6-30-15 for Class I2, Class R1, Class R2, Class R3, Class R4 and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses.

	Class A	Class B	Class C	Class I	Class I2	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6	Class NAV
Net (%)	1.20	2.05	1.98	0.87	0.85	1.57	1.32	1.47	1.07	0.83	0.75	0.74
Gross (%)	1.20	2.08	1.98	0.87	0.92	1.86	3.27	2.39	1.65	0.83	0.82	0.74

* The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 6-30-15.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the Russell 1000 Value Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

6	Disciplined Value Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class B4	3-31-04	$21,469	$21,469	$20,771	$20,452

Class C4	3-31-04	21,509	21,509	20,771	20,452

Class I2	3-31-04	24,449	24,449	20,771	20,452

Class I2[2]	3-31-04	24,164	24,164	20,771	20,452

Class R1[2]	3-31-04	22,732	22,732	20,771	20,452

Class R2[2]	3-31-04	23,100	23,100	20,771	20,452

Class R3[2]	3-31-04	22,964	22,964	20,771	20,452

Class R4[2]	3-31-04	23,728	23,728	20,771	20,452

Class R5[2]	3-31-04	24,441	24,441	20,771	20,452

Class R6[2]	3-31-04	24,554	24,554	20,771	20,452

Class NAV[2]	5-29-09	23,619	23,619	23,045	22,870

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 On 12-19-08, through a reorganization, the fund acquired all of the assets of Robeco Boston Partners Large Cap Value Fund (the predecessor fund). On that date, the predecessor fund’s Investor class shares were exchanged for Class A shares and its Institutional class shares were exchanged for Class I shares. Class A, Class B, and Class C shares were first offered on 12-22-08. The returns prior to this date are those of the predecessor fund’s Investor shares that have been recalculated to reflect the gross fees and expenses of Class A, Class B, and Class C shares, as applicable. Class R3, Class R4, and Class R5 shares were first offered on 5-22-09; Class R1 shares were first offered on 7-13-09; Class R6 shares were first offered on 9-1-11; and Class R2 shares were first offered on 3-1-12. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R3, Class R4, Class R5, Class R1, Class R6, and Class R2 shares, as applicable. The predecessor fund’s Institutional share class returns have been recalculated to reflect the gross fees and expenses of Class I shares. Class I2 shares were first offered on 12-22-08; returns prior to that date are those of Class I shares recalculated to apply the gross fees and expenses of Class I2 shares.

2 For certain types of investors, as described in the fund’s prospectuses.

3 From 5-29-09.

4 The contingent deferred sales charge is not applicable.

Annual report | Disciplined Value Fund	7

Management’s discussion of

Fund performance

By Robeco Boston Partners, a division of Robeco Investment Management, Inc.

U.S. equities produced strong returns for the 12 months ended March 31, 2014, finishing the period as the top-performing global asset class. Despite a variety of potential impediments to equity market growth—including worries about political impasses in the U.S. Congress, uncertainty over the future direction of interest rates, growing geopolitical tensions, and a still slow economic recovery—investors found reasons for optimism, pushing major U.S. equity indexes to record highs as year-end 2013 approached. Come January, however, equity markets sold off deeply on concerns about mixed economic data, a weather-related economic slowdown, and volatility in the emerging markets. Those concerns proved short-lived, as stocks managed to claw their way back into positive territory by the end of the first quarter. Value stocks narrowed the gap between their returns and those of growth stocks, especially during the opening quarter of 2014, likely in response to the elevated prices of the growth universe.

For the 12-month period, John Hancock Disciplined Value Fund’s Class A shares produced a total return of 25.30%, excluding sales charges, outperforming the benchmark Russell 1000 Value Index, which posted a return of 21.57%. The majority of the fund’s relative outperformance came from favorable security selection, with the strongest gains in the energy, consumer staples, and financials sectors. Opportune sector allocation also contributed, with underweights in the relatively weak-performing utilities and telecommunication services sectors, and an overweight in the stronger information technology sector providing the biggest lifts. The top contributor to relative performance was McKesson Corp., a leading distributor of pharmaceuticals and healthcare services and a name that is not represented in the benchmark index. IAC/InterActiveCorp., a media and Internet company, and consumer goods distributor Tyson Foods, Inc. also contributed to the fund’s performance. The fund’s relative performance was negatively affected by inopportune stock selection in the materials, consumer discretionary, and utilities sectors, as well as an underweight position in industrials. Detractors included consumer electronics giant Apple, Inc., a strong-performing index component that the fund sold early in the period, and French pharmaceuticals company Sanofi.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance does not guarantee future results.

8	Disciplined Value Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2013, with the same investment held until March 31, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 10-1-13	on 3-31-14	ended 3-31-14[1]	expense ratio

Class A	$1,000.00	$1,132.20	$5.85	1.10%

Class B	1,000.00	1,127.50	10.29	1.94%

Class C	1,000.00	1,127.20	9.92	1.87%

Class I	1,000.00	1,133.60	4.42	0.83%

Class I2	1,000.00	1,133.80	4.42	0.83%

Class R1	1,000.00	1,129.20	8.33	1.57%

Class R2	1,000.00	1,130.60	7.01	1.32%

Class R3	1,000.00	1,130.30	7.81	1.47%

Class R4	1,000.00	1,132.60	5.26	0.99%

Class R5	1,000.00	1,134.00	3.67	0.69%

Class R6	1,000.00	1,134.80	3.78	0.71%

Class NAV	1,000.00	1,134.20	3.72	0.70%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Disciplined Value Fund	9

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2013, with the same investment held until March 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 10-1-13	on 3-31-14	ended 3-31-14[1]	expense ratio

Class A	$1,000.00	$1,019.40	$5.54	1.10%

Class B	1,000.00	1,015.30	9.75	1.94%

Class C	1,000.00	1,015.60	9.40	1.87%

Class I	1,000.00	1,020.80	4.18	0.83%

Class I2	1,000.00	1,020.80	4.18	0.83%

Class R1	1,000.00	1,017.10	7.90	1.57%

Class R2	1,000.00	1,018.30	6.64	1.32%

Class R3	1,000.00	1,017.60	7.39	1.47%

Class R4	1,000.00	1,020.00	4.99	0.99%

Class R5	1,000.00	1,021.50	3.48	0.69%

Class R6	1,000.00	1,021.40	3.58	0.71%

Class NAV	1,000.00	1,021.40	3.53	0.70%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Disciplined Value Fund | Annual report

Portfolio summary

Top 10 Holdings (31.2% of Net Assets on 3-31-14)[1,2]

Exxon Mobil Corp.	4.7%	Citigroup, Inc.	2.8%

Wells Fargo & Company	3.9%	Bank of America Corp.	2.7%

Berkshire Hathaway, Inc., Class B	3.8%	Johnson & Johnson	2.6%

Pfizer, Inc.	3.2%	Capital One Financial Corp.	2.2%

JPMorgan Chase & Company	3.1%	CVS Caremark Corp.	2.2%

Sector Composition[1,3]

Financials	29.2%	Industrials	7.4%

Health Care	17.2%	Consumer Staples	4.0%

Information Technology	12.8%	Materials	2.3%

Energy	11.9%	Utilities	2.0%

Consumer Discretionary	11.3%	Short-Term Investments & Other	1.9%

1 As a percentage of net assets on 3-31-14.

2 Cash and cash equivalents not included.

3 Value stocks may decline in price. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Large company stocks could fall out of favor, and illiquid securities may be difficult to sell at a price approximating their value. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

Annual report | Disciplined Value Fund	11

Fund’s investments

As of 3-31-14

	Shares	Value
Common Stocks 98.1%	$8,110,542,112

(Cost $6,666,941,978)

Consumer Discretionary 11.3%		933,321,499

Auto Components 1.0%

Lear Corp.	958,607	80,254,578

Diversified Consumer Services 0.5%

Apollo Group, Inc., Class A (I)	1,255,100	42,974,624

Hotels, Restaurants & Leisure 0.5%

Six Flags Entertainment Corp.	970,985	38,985,048

Media 8.1%

CBS Corp., Class B	738,785	45,656,913

Comcast Corp., Class A	3,242,373	162,183,497

Gannett Company, Inc.	1,904,321	52,559,260

Liberty Global PLC, Series C (I)	2,648,961	107,839,202

Liberty Media Corp., Series A (I)	743,601	97,210,959

News Corp., Class A (I)	2,141,199	36,871,447

Omnicom Group, Inc.	502,476	36,479,758

Time Warner, Inc.	2,022,221	132,111,698

Multiline Retail 0.6%

Macy’s, Inc.	897,745	53,227,301

Specialty Retail 0.6%

Bed Bath & Beyond, Inc. (I)(L)	682,663	46,967,214

Consumer Staples 4.0%		327,968,190

Food & Staples Retailing 2.2%

CVS Caremark Corp.	2,422,634	181,358,381

Food Products 1.8%

Tyson Foods, Inc., Class A	3,331,284	146,609,809

Energy 11.9%		981,261,194

Energy Equipment & Services 1.0%

Schlumberger, Ltd.	799,255	77,927,363

Oil, Gas & Consumable Fuels 10.9%

EOG Resources, Inc.	296,908	58,244,442

Exxon Mobil Corp.	4,004,931	391,201,660

Marathon Oil Corp.	1,451,998	51,574,969

Occidental Petroleum Corp.	1,688,998	160,944,619

Phillips 66	1,819,640	140,221,458

12	Disciplined Value Fund | Annual report	See notes to financial statements

	Shares	Value
Oil, Gas & Consumable Fuels (continued)

QEP Resources, Inc.	1,382,510	$40,701,094

Valero Energy Corp.	1,138,335	60,445,589

Financials 29.2%		2,413,050,170

Banks 14.6%

Bank of America Corp.	12,759,912	219,470,486

BB&T Corp.	1,759,349	70,673,049

Citigroup, Inc.	4,841,616	230,460,922

Fifth Third Bancorp	4,888,782	112,197,547

JPMorgan Chase & Company	4,203,697	255,206,445

Wells Fargo & Company	6,405,274	318,598,329

Capital Markets 1.7%

State Street Corp.	958,576	66,668,961

The Goldman Sachs Group, Inc.	427,151	69,988,691

Consumer Finance 3.2%

Capital One Financial Corp.	2,373,783	183,161,096

Discover Financial Services	1,368,864	79,654,196

Diversified Financial Services 3.8%

Berkshire Hathaway, Inc., Class B (I)	2,535,537	316,866,059

Insurance 4.3%

ACE, Ltd.	1,151,937	114,110,879

MetLife, Inc.	986,078	52,064,918

The Allstate Corp.	1,500,037	84,872,093

The Travelers Companies, Inc.	602,880	51,305,088

Validus Holdings, Ltd.	1,363,005	51,398,919

Real Estate Investment Trusts 1.6%

American Capital Agency Corp.	1,812,395	38,948,369

American Homes 4 Rent	2,324,004	38,834,107

Equity Residential	1,010,002	58,570,016

Health Care 17.2%		1,424,839,676

Biotechnology 0.9%

Amgen, Inc.	635,602	78,395,151

Health Care Equipment & Supplies 2.5%

Covidien PLC	1,128,559	83,129,656

Medtronic, Inc.	1,152,415	70,919,619

Zimmer Holdings, Inc.	587,920	55,605,474

Health Care Providers & Services 5.9%

Cigna Corp.	584,114	48,907,865

Express Scripts Holding Company (I)	1,683,217	126,392,765

Laboratory Corp. of America Holdings (I)	219,910	21,597,361

McKesson Corp.	862,432	152,279,618

Omnicare, Inc. (L)	1,157,805	69,086,224

Quest Diagnostics, Inc. (L)	1,184,520	68,607,398

Pharmaceuticals 7.9%

AbbVie, Inc.	955,375	49,106,275

Johnson & Johnson	2,170,292	213,187,783

See notes to financial statements	Annual report | Disciplined Value Fund	13

	Shares	Value
Pharmaceuticals (continued)

Pfizer, Inc.	8,235,852	$264,535,566

Sanofi, ADR	2,354,417	123,088,921

Industrials 7.4%		609,315,866

Aerospace & Defense 3.3%

Honeywell International, Inc.	592,299	54,941,655

Lockheed Martin Corp. (L)	739,797	120,764,462

Raytheon Company	1,011,965	99,972,022

Commercial Services & Supplies 0.4%

Tyco International, Ltd.	659,249	27,952,158

Industrial Conglomerates 0.8%

Siemens AG, ADR (L)	459,995	62,168,324

Machinery 1.8%

Crane Company	352,845	25,104,922

Dover Corp.	797,656	65,208,378

Parker Hannifin Corp.	508,672	60,893,125

Road & Rail 1.1%

Norfolk Southern Corp.	949,993	92,310,820

Information Technology 12.8%		1,061,240,356

Communications Equipment 4.1%

Brocade Communications Systems, Inc. (I)	9,262,094	98,270,817

Cisco Systems, Inc.	7,104,316	159,207,722

QUALCOMM, Inc.	1,066,304	84,088,733

Electronic Equipment, Instruments & Components 0.8%

Knowles Corp. (I)	398,833	12,591,158

TE Connectivity, Ltd.	945,982	56,957,576

Internet Software & Services 0.5%

IAC/InterActiveCorp	532,289	38,000,112

IT Services 0.6%

Fidelity National Information Services, Inc.	249,785	13,351,008

Global Payments, Inc.	494,989	35,198,668

Semiconductors & Semiconductor Equipment 1.5%

Avago Technologies, Ltd.	386,520	24,895,753

LSI Corp.	5,755,576	63,714,226

ON Semiconductor Corp. (I)	3,988,134	37,488,460

Software 2.5%

Microsoft Corp.	3,340,970	136,946,360

Oracle Corp.	1,625,875	66,514,546

Technology Hardware, Storage & Peripherals 2.8%

EMC Corp.	2,936,715	80,495,358

NetApp, Inc.	1,085,431	40,052,404

Seagate Technology PLC	1,004,096	56,390,031

Western Digital Corp.	621,623	57,077,424

14	Disciplined Value Fund | Annual report	See notes to financial statements

		Shares	Value
Materials 2.3%			$193,905,130

Containers & Packaging 1.5%

Crown Holdings, Inc. (I)		1,525,203	68,237,582

Rock-Tenn Company, Class A		583,628	61,613,608

Paper & Forest Products 0.8%

International Paper Company		1,396,119	64,053,940

Utilities 2.0%			165,640,031

Electric Utilities 0.8%

FirstEnergy Corp.		1,860,908	63,326,699

Independent Power and Renewable Electricity Producers 1.2%

AES Corp.		7,164,799	102,313,332

	Yield (%)	Shares	Value
Securities Lending Collateral 1.4%			$116,012,447

(Cost $116,008,894)
John Hancock Collateral Investment Trust (W)	0.1476 (Y)	11,593,129	116,012,447

Short-Term Investments 3.2%			$269,567,579

(Cost $269,567,579)

Money Market Funds 3.2%			269,567,579
State Street Institutional US Government
Money Market Fund	0.0000 (Y)	269,567,579	269,567,579

Total investments (Cost $7,052,518,451)† 102.7%		$8,496,122,138

Other assets and liabilities, net (2.7%)			($226,172,925)

Total net assets 100.0%		$8,269,949,213

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 3-31-14.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 3-31-14.

† At 3-31-14, the aggregate cost of investment securities for federal income tax purposes was $7,054,933,834. Net unrealized appreciation aggregated $1,441,188,304, of which $1,448,993,029 related to appreciated investment securities and $7,804,725 related to depreciated investment securities.

See notes to financial statements	Annual report | Disciplined Value Fund	15

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-14

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $6,936,509,557)
including $113,675,857 of securities loaned)	$8,380,109,691
Investments in affiliated issuers, at value (Cost $116,008,894)	116,012,447

Total investments, at value (Cost $7,052,518,451)	8,496,122,138
Receivable for investments sold	42,630,101
Receivable for fund shares sold	32,544,077
Dividends and interest receivable	8,235,442
Receivable for securities lending income	12,411
Receivable due from advisor	1,791
Other receivables and prepaid expenses	219,182

Total assets	8,579,765,142

Liabilities

Payable for investments purchased	174,391,012
Payable for fund shares repurchased	17,561,587
Payable upon return of securities loaned	116,027,330
Payable to affiliates
Accounting and legal services fees	309,761
Transfer agent fees	716,885
Distribution and service fees	26,956
Trustees’ fees	3,229
Other liabilities and accrued expenses	779,169
Total liabilities	309,815,929

Net assets	$8,269,949,213

Net assets consist of

Paid-in capital	$6,733,750,829
Undistributed net investment income	16,195,686
Accumulated net realized gain (loss) on investments	76,399,011
Net unrealized appreciation (depreciation) on investments	1,443,603,687

Net assets	$8,269,949,213

16	Disciplined Value Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($2,701,654,114 ÷ 142,674,384 shares)[1]	$18.94
Class B ($19,135,274 ÷ 1,062,919 shares)[1]	$18.00
Class C ($171,471,304 ÷ 9,507,945 shares)[1]	$18.03
Class I ($3,670,918,701 ÷ 199,029,642 shares)	$18.44
Class I2 ($75,333,020 ÷ 4,083,923 shares)	$18.45
Class R1 ($13,228,178 ÷ 717,723 shares)	$18.43
Class R2 ($37,633,930 ÷ 2,040,632 shares)	$18.44
Class R3 ($15,338,847 ÷ 832,185 shares)	$18.43
Class R4 ($74,868,838 ÷ 4,058,500 shares)	$18.45
Class R5 ($590,869,424 ÷ 31,982,642 shares)	$18.47
Class R6 ($356,349,521 ÷ 19,297,714 shares)	$18.47
Class NAV ($543,148,062 ÷ 29,407,235 shares)	$18.47

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$19.94

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Disciplined Value Fund	17

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 3-31-14

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$115,006,585
Securities lending	661,375
Interest	3,256
Less foreign taxes withheld	(1,008,000)

Total investment income	114,663,216

Expenses

Investment management fees	43,045,287
Distribution and service fees	6,651,882
Accounting and legal services fees	955,979
Transfer agent fees	6,696,329
Trustees’ fees	205,380
State registration fees	304,870
Printing and postage	296,454
Professional fees	199,739
Custodian fees	641,081
Registration and filing fees	475,078
Other	88,165

Total expenses	59,560,244
Less expense reductions	(425,052)

Net expenses	59,135,192

Net investment income	55,528,024

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	369,758,029
Investments in affiliated issuers	5,318
Redemption in kind	212,750,375
582,513,722
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	772,976,581
Investments in affiliated issuers	(25,880)
772,950,701
Net realized and unrealized gain	1,355,464,423

Increase in net assets from operations	$1,410,992,447

18	Disciplined Value Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	3-31-14	3-31-13

Increase (decrease) in net assets

From operations
Net investment income	$55,528,024	$35,173,080
Net realized gain	582,513,722	171,631,695
Change in net unrealized appreciation (depreciation)	772,950,701	335,340,438

Increase in net assets resulting from operations	1,410,992,447	542,145,213

Distributions to shareholders
From net investment income
Class A	(11,464,453)	(9,945,154)
Class B	—	(5,328)
Class C	—	(35,133)
Class I	(22,650,482)	(10,989,962)
Class I2	(473,383)	(294,140)
Class R1	(7,951)	(26,428)
Class R2	(42,873)	(9,561)
Class R3	(15,558)	(9,738)
Class R4	(314,258)	(32,076)
Class R5	(4,780,156)	(4,180,836)
Class R6	(2,064,564)	(1,063,428)
Class NAV	(4,585,039)	(6,229,386)
From net realized gain
Class A	(107,405,752)	(41,946,165)
Class B	(881,403)	(405,720)
Class C	(5,916,683)	(1,659,469)
Class I	(143,285,296)	(32,645,943)
Class I2	(2,920,019)	(852,754)
Class R1	(471,703)	(181,195)
Class R2	(637,097)	(44,472)
Class R3	(420,155)	(56,128)
Class R4	(2,669,244)	(112,906)
Class R5	(26,267,192)	(12,317,929)
Class R6	(11,281,958)	(3,010,506)
Class NAV	(24,877,000)	(16,971,618)
Total distributions	(373,432,219)	(143,025,975)

From fund share transactions	2,887,914,251	1,715,423,426

Total increase	3,925,474,479	2,114,542,664

Net assets

Beginning of year	4,344,474,734	2,229,932,070

End of year	$8,269,949,213	$4,344,474,734

Undistributed net investment income	$16,195,686	$7,033,674

See notes to financial statements	Annual report | Disciplined Value Fund	19

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10

Per share operating performance

Net asset value, beginning of period	$15.94	$14.33	$13.83	$12.31	$8.09
Net investment income[1]	0.12	0.14	0.11	0.05	0.08
Net realized and unrealized gain on investments	3.85	2.09	0.77	1.57	4.18
Total from investment operations	3.97	2.23	0.88	1.62	4.26
Less distributions
From net investment income	(0.09)	(0.12)	(0.07)	(0.03)	(0.04)
From net realized gain	(0.88)	(0.50)	(0.31)	(0.07)	—
Total distributions	(0.97)	(0.62)	(0.38)	(0.10)	(0.04)
Net asset value, end of period	$18.94	$15.94	$14.33	$13.83	$12.31
Total return (%)[2,3]	25.30	16.04	6.91	13.20	52.68

Ratios and supplemental data

Net assets, end of period (in millions)	$2,702	$1,481	$1,068	$601	$162
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	1.20	1.24	1.24	1.26
Expenses net of fee waivers	1.11	1.20	1.24	1.24	1.06
Expenses net of fee waivers and credits	1.11	1.20	1.24	1.24	1.05
Net investment income	0.68	0.95	0.82	0.38	0.74
Portfolio turnover (%)	45	44	44	50	59

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

CLASS B SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10

Per share operating performance

Net asset value, beginning of period	$15.24	$13.73	$13.30	$11.91	$7.88
Net investment income (loss)[1]	(0.03)	0.01	—[2]	(0.05)	(0.03)
Net realized and unrealized gain on investments	3.67	2.01	0.74	1.51	4.06
Total from investment operations	3.64	2.02	0.74	1.46	4.03
Less distributions
From net investment income	—	(0.01)	—	—	—
From net realized gain	(0.88)	(0.50)	(0.31)	(0.07)	—
Total distributions	(0.88)	(0.51)	(0.31)	(0.07)	—
Net asset value, end of period	$18.00	$15.24	$13.73	$13.30	$11.91
Total return (%)[3,4]	24.21	15.09	5.99	12.28	51.14

Ratios and supplemental data

Net assets, end of period (in millions)	$19	$14	$10	$8	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.96	2.08	2.14	2.27	2.58
Expenses net of fee waivers	1.96	2.05	2.05	2.05	2.12
Expenses net of fee waivers and credits	1.96	2.05	2.05	2.05	2.05
Net investment income (loss)	(0.17)	0.10	0.01	(0.45)	(0.25)
Portfolio turnover (%)	45	44	44	50	59

1 Based on the average daily shares outstanding.
2 Less than $0.005 per share.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

20	Disciplined Value Fund | Annual report	See notes to financial statements

CLASS C SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10

Per share operating performance

Net asset value, beginning of period	$15.26	$13.74	$13.30	$11.91	$7.87
Net investment income (loss)[1]	(0.02)	0.02	0.01	(0.05)	(0.03)
Net realized and unrealized gain on investments	3.67	2.01	0.74	1.51	4.07
Total from investment operations	3.65	2.03	0.75	1.46	4.04
Less distributions
From net investment income	—	(0.01)	—	—	—
From net realized gain	(0.88)	(0.50)	(0.31)	(0.07)	—
Total distributions	(0.88)	(0.51)	(0.31)	(0.07)	—
Net asset value, end of period	$18.03	$15.26	$13.74	$13.30	$11.91
Total return (%)[2,3]	24.25	15.19	6.07	12.28	51.33

Ratios and supplemental data

Net assets, end of period (in millions)	$171	$59	$40	$30	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88	1.98	2.02	2.07	2.24
Expenses net of fee waivers and credits	1.88	1.98	2.02	2.05	2.05
Net investment income (loss)	(0.09)	0.17	0.04	(0.45)	(0.27)
Portfolio turnover (%)	45	44	44	50	59

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

CLASS I SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10

Per share operating performance

Net asset value, beginning of period	$15.54	$13.99	$13.52	$12.03	$7.90
Net investment income[1]	0.17	0.18	0.15	0.09	0.11
Net realized and unrealized gain on investments	3.75	2.04	0.75	1.54	4.08
Total from investment operations	3.92	2.22	0.90	1.63	4.19
Less distributions
From net investment income	(0.14)	(0.17)	(0.12)	(0.07)	(0.06)
From net realized gain	(0.88)	(0.50)	(0.31)	(0.07)	—
Total distributions	(1.02)	(0.67)	(0.43)	(0.14)	(0.06)
Net asset value, end of period	$18.44	$15.54	$13.99	$13.52	$12.03
Total return (%)[2]	25.61	16.40	7.27	13.66	53.14

Ratios and supplemental data

Net assets, end of period (in millions)	$3,671	$1,680	$711	$399	$158
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83	0.87	0.88	0.86	0.88
Expenses net of fee waivers and credits	0.83	0.87	0.88	0.86	0.80
Net investment income	0.96	1.26	1.18	0.75	1.01
Portfolio turnover (%)	45	44	44	50	59

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

See notes to financial statements	Annual report | Disciplined Value Fund	21

CLASS I2 SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10

Per share operating performance

Net asset value, beginning of period	$15.55	$13.99	$13.53	$12.04	$7.90
Net investment income[1]	0.17	0.18	0.15	0.09	0.11
Net realized and unrealized gain on investments	3.75	2.05	0.75	1.54	4.09
Total from investment operations	3.92	2.23	0.90	1.63	4.20
Less distributions
From net investment income	(0.14)	(0.17)	(0.13)	(0.07)	(0.06)
From net realized gain	(0.88)	(0.50)	(0.31)	(0.07)	—
Total distributions	(1.02)	(0.67)	(0.44)	(0.14)	(0.06)
Net asset value, end of period	$18.45	$15.55	$13.99	$13.53	$12.04
Total return (%)[2]	25.63	16.51	7.24	13.65	53.27

Ratios and supplemental data

Net assets, end of period (in millions)	$75	$34	$25	$23	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87	0.92	0.93	0.92	1.13
Expenses net of fee waivers and credits	0.85	0.85	0.85	0.85	0.75
Net investment income	0.96	1.29	1.21	0.74	0.99
Portfolio turnover (%)	45	44	44	50	59

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

CLASS R1 SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$15.54	$13.99	$13.52	$12.05	$9.01
Net investment income[2]	0.04	0.08	0.06	—[3]	0.02
Net realized and unrealized gain on investments	3.75	2.04	0.74	1.54	3.02
Total from investment operations	3.79	2.12	0.80	1.54	3.04
Less distributions
From net investment income	(0.02)	(0.07)	(0.02)	—	—
From net realized gain	(0.88)	(0.50)	(0.31)	(0.07)	—
Total distributions	(0.90)	(0.57)	(0.33)	(0.07)	—
Net asset value, end of period	$18.43	$15.54	$13.99	$13.52	$12.05
Total return (%)[4]	24.69	15.63	6.41	12.80	33.74[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$13	$6	$3	$1	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.67	1.85	2.16	3.21	2.96[7]
Expenses net of fee waivers and credits	1.57	1.58	1.65	1.61	1.50[7]
Net investment income	0.22	0.56	0.45	0.01	0.29[7]
Portfolio turnover (%)	45	44	44	50	59[8]

1 The inception date for Class R1 shares is 7-13-09.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

22	Disciplined Value Fund | Annual report	See notes to financial statements

CLASS R2 SHARES Period ended	3-31-14	3-31-13	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$15.55	$14.00	$13.49
Net investment income[2]	0.08	0.12	—[3]
Net realized and unrealized gain on investments	3.75	2.04	0.51
Total from investment operations	3.83	2.16	0.51
Less distributions
From net investment income	(0.06)	(0.11)	—
From net realized gain	(0.88)	(0.50)	—
Total distributions	(0.94)	(0.61)	—
Net asset value, end of period	$18.44	$15.55	$14.00
Total return (%)[4]	24.98	15.90	3.78[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$38	$4	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33	3.02	15.96[7]
Expenses including reductions	1.32	1.32	1.40[7]
Net investment income	0.45	0.80	0.41[7]
Portfolio turnover (%)	45	44	44[8]

1 The inception date for Class R2 shares is 3-1-12.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

CLASS R3 SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$15.54	$13.99	$13.52	$12.04	$8.98
Net investment income[2]	0.06	0.10	0.07	0.01	0.04
Net realized and unrealized gain on investments	3.74	2.04	0.75	1.54	3.02
Total from investment operations	3.80	2.14	0.82	1.55	3.06
Less distributions
From net investment income	(0.03)	(0.09)	(0.04)	—[3]	—
From net realized gain	(0.88)	(0.50)	(0.31)	(0.07)	—
Total distributions	(0.91)	(0.59)	(0.35)	(0.07)	—
Net asset value, end of period	$18.43	$15.54	$13.99	$13.52	$12.04
Total return (%)[4]	24.81	15.75	6.52	12.93	34.08[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$15	$4	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57	2.33	11.16	20.34	10.23[7]
Expenses net of fee waivers and credits	1.47	1.48	1.55	1.52	1.40[7]
Net investment income	0.35	0.67	0.54	0.10	0.43[7]
Portfolio turnover (%)	45	44	44	50	59[8]

1 The inception date for Class R3 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

See notes to financial statements	Annual report | Disciplined Value Fund	23

CLASS R4 SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$15.54	$13.99	$13.52	$12.04	$8.98
Net investment income[2]	0.13	0.16	0.11	0.05	0.07
Net realized and unrealized gain on investments	3.76	2.03	0.75	1.54	3.02
Total from investment operations	3.89	2.19	0.86	1.59	3.09
Less distributions
From net investment income	(0.10)	(0.14)	(0.08)	(0.04)	(0.03)
From net realized gain	(0.88)	(0.50)	(0.31)	(0.07)	—
Total distributions	(0.98)	(0.64)	(0.39)	(0.11)	(0.03)
Net asset value, end of period	$18.45	$15.54	$13.99	$13.52	$12.04
Total return (%)[3]	25.44	16.19	6.86	13.25	34.42[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$75	$5	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	1.63	2.35	2.81	2.88[5]
Expenses net of fee waivers and credits	1.01	1.09	1.25	1.20	1.10[5]
Net investment income	0.75	1.09	0.85	0.40	0.75[5]
Portfolio turnover (%)	45	44	44	50	59[6]

1 The inception date for Class R4 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

CLASS R5 SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$15.57	$14.00	$13.53	$12.04	$8.98
Net investment income[2]	0.18	0.20	0.15	0.08	0.10
Net realized and unrealized gain on investments	3.76	2.04	0.74	1.55	3.02
Total from investment operations	3.94	2.24	0.89	1.63	3.12
Less distributions
From net investment income	(0.16)	(0.17)	(0.11)	(0.07)	(0.06)
From net realized gain	(0.88)	(0.50)	(0.31)	(0.07)	—
Total distributions	(1.04)	(0.67)	(0.42)	(0.14)	(0.06)
Net asset value, end of period	$18.47	$15.57	$14.00	$13.53	$12.04
Total return (%)[3]	25.71	16.55	7.20	13.61	34.77[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$591	$415	$33	$15	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74	0.78	0.90	1.23	9.54[6]
Expenses net of fee waivers and credits	0.73	0.78	0.90	0.94	0.80[6]
Net investment income	1.05	1.42	1.19	0.59	1.03[6]
Portfolio turnover (%)	45	44	44	50	59[7]

1 The inception date for Class R5 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

24	Disciplined Value Fund | Annual report	See notes to financial statements

CLASS R6 SHARES Period ended	3-31-14	3-31-13	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$15.57	$14.00	$12.19
Net investment income[2]	0.19	0.19	0.10
Net realized and unrealized gain on investments	3.75	2.06	2.15
Total from investment operations	3.94	2.25	2.25
Less distributions
From net investment income	(0.16)	(0.18)	(0.13)
From net realized gain	(0.88)	(0.50)	(0.31)
Total distributions	(1.04)	(0.68)	(0.44)
Net asset value, end of period	$18.47	$15.57	$14.00
Total return (%)[3]	25.72	16.60	19.09[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$356	$118	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74	0.82	2.32[5]
Expenses including reductions	0.73	0.82	0.86[5]
Net investment income	1.06	1.28	1.31[5]
Portfolio turnover (%)	45	44	44[6]

1 The inception date for Class R6 shares is 9-1-11
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

CLASS NAV SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$15.57	$14.00	$13.53	$12.04	$9.18
Net investment income[2]	0.19	0.20	0.16	0.10	0.10
Net realized and unrealized gain on investments	3.75	2.05	0.75	1.54	2.82
Total from investment operations	3.94	2.25	0.91	1.64	2.92
Less distributions
From net investment income	(0.16)	(0.18)	(0.13)	(0.08)	(0.06)
From net realized gain	(0.88)	(0.50)	(0.31)	(0.07)	—
Total distributions	(1.04)	(0.68)	(0.44)	(0.15)	(0.06)
Net asset value, end of period	$18.47	$15.57	$14.00	$13.53	$12.04
Total return (%)[3]	25.73	16.66	7.38	13.71	31.89[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$543	$524	$338	$405	$228
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71	0.74	0.77	0.79	0.83[5]
Expenses including reductions	0.71	0.74	0.77	0.79	0.75[5]
Net investment income	1.09	1.40	1.28	0.82	1.05[5]
Portfolio turnover (%)	45	44	44	50	59[6]

1 The inception date for Class NAV shares is 5-29-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

See notes to financial statements	Annual report | Disciplined Value Fund	25

Notes to financial statements

Note 1 — Organization

John Hancock Disciplined Value Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class B and Class I2 shares are closed to new investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices. Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant

26	Disciplined Value Fund | Annual report

observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Annual report | Disciplined Value Fund	27

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended March 31, 2014 were $4,317. For the year ended March 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of March 31, 2014, the fund has a capital loss carryforward of $54,599,625 available to offset future net realized capital gains. These carryforwards expire as follows: March 31, 2016 — $11,985,950 and March 31, 2017 — $42,613,675.

It is estimated that $50,300,349 of the loss carryforward, which was acquired on July 10, 2009, in a merger with John Hancock Classic Value Fund II, will likely expire unused because of limitations of its use under tax rules.

28	Disciplined Value Fund | Annual report

As of March 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

The tax character of distributions for the years ended March 31, 2014 and 2013 was as follows:

	MARCH 31, 2014	MARCH 31, 2013

Ordinary Income	$123,594,138	$41,435,621
Long-Term Capital Gain	$249,838,081	$101,590,354
Total	$373,432,219	$143,025,975

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2014, the components of distributable earnings on a tax basis consisted of $54,021,335 of undistributed ordinary income and $95,588,370 of long-term capital gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and in-kind transactions.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management contract with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.750% of the first $500,000,000 of the fund’s average daily net assets; (b) 0.725% of

Annual report | Disciplined Value Fund	29

the next $500,000,000 of the fund’s average daily net assets; (c) 0.700% of the next $500,000,000 of the fund’s average daily net assets; (d) 0.675% of the next $1,000,000,000 of the fund’s average daily net assets; and (e) 0.650% of the fund’s average daily net assets in excess of $2,500,000,000. The Advisor has a subadvisory agreement with Robeco Investment Management, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to reimburse or limit certain expenses for certain share classes of the fund. This agreement excludes certain expenses such as taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. The reimbursements and limits are such that these expenses will not exceed 2.05%, 0.85%, 1.57%, 1.32%, 1.47%, 1.07% and 0.82% for Class B, Class I2, Class R1, Class R2, Class R3, Class R4 and Class R6 shares, respectively. The fee waivers and/or expense reimbursements will continue in effect until June 30, 2014 for Class B and Class R6 shares and until June 30, 2015 for Class I2, Class R1, Class R2, Class R3 and Class R4 shares, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. Prior to July 1, 2013, the fee waivers and/or reimbursements were such that these expenses would not exceed 2.05% and 0.87% for Class C and Class R5 shares, respectively.

Effective February 1, 2014, for Class R6 shares, the Advisor has contractually agreed to waive and/or reimburse all class-specific expenses of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The agreement expires on June 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. This waiver was in effect on a voluntary basis from January 1, 2014 to January 31, 2014.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

For the year ended March 31, 2014 these expense reductions amounted to the following:

EXPENSE
CLASS	REDUCTION

Class A	$105,756
Class B	836
Class C	5,427
Class I	147,442
Class I2	10,747
Class R1	8,581
Class R2	1,129
Class R3	7,230
Class R4	2,507
Class R5	25,851
Class R6	38,494
Class NAV	25,563
Total	$379,563

30	Disciplined Value Fund | Annual report

The investment management fees, including the impact of the waivers and reimbursements as described on the previous page, incurred for the year ended March 31, 2014 were equivalent to a net annual effective rate of 0.67% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5, the fund pays for certain other services. The fund pays up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

Currently, only 0.25% is charged to Class A shares for Rule 12b-1 fees.

The fund’s Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares to limit the 12b-1 fees on Class R4 shares to 0.15% of the average daily net assets of Class R4 shares, until at least June 30, 2015, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $45,489 for Class R4 shares for the year ended March 31, 2014.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $5,385,460 for the year ended March 31, 2014. Of this amount, $882,728 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $4,484,120 was paid as sales commissions to broker-dealers and $18,612 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the

Annual report | Disciplined Value Fund	31

year ended March 31, 2014, CDSCs received by the Distributor amounted to $2,576, $23,013 and $14,904 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended March 31, 2014 were:

	DISTRIBUTION	TRANSFER AGENT	STATE	PRINTING AND
SHARE CLASS	AND SERVICE FEES	FEES	REGISTRATION	POSTAGE

Class A	$5,128,648	$2,976,533	$53,976	$152,452
Class B	166,203	24,207	15,906	1,277
Class C	1,017,481	146,726	20,889	6,294
Class I	—	3,306,057	96,485	122,264
Class I2	—	65,995	21,537	1,645
Class R1	68,847	1,985	14,696	397
Class R2	57,683	2,790	18,179	195
Class R3	47,422	1,643	14,858	221
Class R4	154,350	10,013	14,796	2,349
Class R5	11,248	113,436	16,124	4,944
Class R6	—	46,944	17,424	4,416
Total	$6,651,882	$6,696,329	$304,870	$296,454

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	WEIGHTED AVERAGE	DAYS	WEIGHTED AVERAGE	INTEREST
BORROWER OR LENDER	LOAN BALANCE	OUTSTANDING	INTEREST RATE	INCOME

Lender	$18,298,396	4	0.44%	$888

32	Disciplined Value Fund | Annual report

Note 5 — Fund share transactions

Transactions in fund shares for the years ended March 31, 2014 and 2013 were as follows:

		Year ended 3-31-14		Year ended 3-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	66,468,713	$1,184,749,184	36,888,832	$540,482,322
Distributions reinvested	6,584,301	117,266,393	3,578,949	51,429,497
Repurchased	(23,301,466)	(412,475,664)	(22,072,197)	(320,089,687)

Net increase	49,751,548	$889,539,913	18,395,584	$271,822,132

Class B shares

Sold	299,991	$5,048,977	313,325	$4,378,530
Distributions reinvested	47,326	803,124	26,894	370,603
Repurchased	(187,971)	(3,146,399)	(156,060)	(2,175,999)

Net increase	159,346	$2,705,702	184,159	$2,573,134

Class C shares

Sold	6,130,668	$105,059,369	1,551,485	$21,743,882
Distributions reinvested	291,483	4,955,207	106,836	1,473,263
Repurchased	(763,651)	(12,969,431)	(704,556)	(9,662,876)

Net increase	5,658,500	$97,045,145	953,765	$13,554,269

Class I shares

Sold	157,732,340	$2,694,195,154	77,544,716	$1,126,556,218
Distributions reinvested	8,290,598	143,676,056	2,833,011	39,662,157
Repurchased	(75,045,001)	(1,302,744,499)	(23,137,782)	(322,706,743)

Net increase	90,977,937	$1,535,126,711	57,239,945	$843,511,632

Class I2 shares

Sold	2,574,220	$43,632,873	514,968	$7,873,719
Distributions reinvested	195,555	3,388,966	81,680	1,144,331
Repurchased	(880,136)	(15,317,752)	(169,614)	(2,416,300)

Net increase	1,889,639	$31,704,087	427,034	$6,601,750

Class R1 shares

Sold	576,595	$9,969,871	311,505	$4,411,938
Distributions reinvested	20,136	349,360	13,567	190,349
Repurchased	(240,894)	(4,145,634)	(191,762)	(2,802,951)

Net increase	355,837	$6,173,597	133,310	$1,799,336

Class R2 shares

Sold	1,928,799	$34,271,275	275,831	$4,062,117
Distributions reinvested	35,013	607,469	3,532	49,513
Repurchased	(206,368)	(3,669,309)	(3,588)	(54,248)

Net increase	1,757,444	$31,209,435	275,775	$4,057,382

Class R3 shares

Sold	616,053	$10,858,653	282,399	$4,111,488
Distributions reinvested	25,112	435,694	4,698	65,866
Repurchased	(87,994)	(1,516,936)	(26,086)	(369,596)

Net increase	553,171	$9,777,411	261,011	$3,807,758

Annual report | Disciplined Value Fund	33

		Year ended 3-31-14		Year ended 3-31-13
	Shares	Amount	Shares	Amount
Class R4 shares

Sold	3,965,095	$66,564,803	291,031	$4,211,461
Distributions reinvested	172,059	2,983,502	10,348	144,982
Repurchased	(419,640)	(7,305,850)	(61,859)	(895,035)

Net increase	3,717,514	$62,242,455	239,520	$3,461,408

Class R5 shares

Sold	6,759,505	$117,417,509	25,502,790	$352,551,353
Distributions reinvested	1,789,472	31,047,348	1,176,802	16,498,765
Repurchased	(3,235,655)	(57,063,767)	(2,356,806)	(33,390,435)

Net increase	5,313,322	$91,401,090	24,322,786	$335,659,683

Class R6 shares

Sold	13,376,512	$233,137,306	7,992,583	$112,118,701
Distributions reinvested	769,696	13,346,522	290,580	4,073,934
Repurchased	(2,434,397)	(42,833,354)	(793,339)	(11,647,888)

Net increase	11,711,811	$203,650,474	7,489,824	$104,544,747

Class NAV shares

Sold	208,369	$3,641,852	11,947,301	$160,226,538
Distributions reinvested	1,698,100	29,462,039	1,654,850	23,201,004
Repurchased	(6,139,985)	(105,765,660)	(4,099,746)	(59,397,347)

Net increase (decrease)	(4,233,516)	($72,661,769)	9,502,405	$124,030,195

Total net increase	167,612,553	$2,887,914,251	119,425,118	$1,715,423,426

During the period, the fund had a redemption in kind in the amount of $666,435,244.

Affiliates of the fund owned 100% of shares of beneficial interest for Class NAV on March 31, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $5,355,702,168 and $2,811,424,758, respectively, for the year ended March 31, 2014.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At March 31, 2014, funds within the John Hancock group of funds complex held 6.6% of the fund.

34	Disciplined Value Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock Disciplined Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Disciplined Value Fund (the “Fund”) at March 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2014 by correspondence with the custodian, transfer agents and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 15, 2014

Annual report | Disciplined Value Fund	35

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2014.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $249,838,081 in capital gain dividends.

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

36	Disciplined Value Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2012	228

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2012	228

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	228

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	228

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Annual report | Disciplined Value Fund	37

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2012	228

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2012	228

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	228

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2012	228

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	228

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

38	Disciplined Value Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2008	228

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[4]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	228

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	228

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2012

President*
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC, and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010); President (since 2012) and former Trustee (2010–2012), John Hancock retail funds,[3] President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

*Until 3-13-14.

Annual report | Disciplined Value Fund	39

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
President**
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).

**Effective 3-13-14.

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,[3]
John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

40	Disciplined Value Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Robeco Investment Management, Inc.
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott#	Legal counsel
President	K&L Gates LLP

Thomas M. Kinzler	Independent registered
Secretary and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Hugh McHaffie**
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14
**Until 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | Disciplined Value Fund	41

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Disciplined Value Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	340A 3/14
MF181821	5/14

John Hancock Core High Yield Fund

Annual report 3/31/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended March 31, 2014

									SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge				subsidized	unsubsidized[1]

				Since				Since	as of	as of
	1-year	5-year	10-year	inception[2]	1-year	5-year	10-year	inception[2]	3-31-14	3-31-14

Class A	3.31	—	—	15.21	3.31	—	—	100.70	4.80	4.79

Class C3	5.73	—	—	14.78	5.73	—	—	97.06	4.27	4.05

Class I4	8.01	—	—	16.55	8.01	—	—	112.44	5.35	5.25

Index†	7.56	—	—	16.28	7.56	—	—	110.03	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 4% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 6-30-14 for Class A, Class C, and Class I shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I
Net (%)	1.18	1.93	0.87
Gross (%)	1.30	2.12	1.07

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index.

See the following page for footnotes.

6	Core High Yield Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class C5	4-30-09	$19,706	$19,706	$21,003

Class I4	4-30-09	21,244	21,244	21,003

The values shown in the chart for “Class A shares with maximum sales charge” have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.
2 From 4-30-09.
3 Class C shares were first offered on 3-27-13. The returns prior to this date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class C shares.
4 For certain types of investors, as described in the fund’s prospectuses.
5 The contingent deferred sales charge is not applicable.

Annual report | Core High Yield Fund	7

Management’s discussion of

Fund performance

By John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

High-yield bonds posted solid total returns over what was a volatile year for the bond markets. Within the high-yield sector, returns across sectors were mixed. Higher-yielding, more economically sensitive B- and CCC-rated securities outperformed higher-rated, more interest-rate-sensitive BB bonds on average. As has been the case for some time, the combination of strong investor demand for yield and steadily improving economic and corporate credit conditions generally helped support fundamentals in corporate credit and led to a continued high supply of new bond issuance. That dynamic is significant because much of the proceeds from the sale of those newly minted bonds went to refinance older, higher-yielding debt. As a result of these conditions, the default rate among high-yield bonds remained in the neighborhood of 2% throughout the fund’s fiscal year.

For the twelve months ended March 31, 2014, the fund returned 7.62%, excluding sales charges, beating its benchmark, the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index, which returned 7.56%. The fund enjoyed positive contributions to return from securities in a broad range of sectors and industries, particularly positions in consumer companies (both staples and discretionary), financials, and industrials.

The fund enjoyed positive contributions to returns from securities in a broad range of sectors and industries, particularly positions in consumer companies (both staples and discretionary), financials, and industrials.

Among the leading contributors was a position in Reddy Ice Corp., which began to improve on a number of business metrics after emerging from bankruptcy last year. Great Canadian Gaming Corp., a Canadian casino operator, was another notable contributor, benefiting from improving consumer conditions in North America. Another Canadian company, miner Thompson Creek Metals Company, Inc., helped relative results. The company is a leading producer of molybdenum, which has a number of industrial applications, and it opened a much-anticipated mine in September.

One of the leading detractors was the fund’s stake in electronic payment processor iPayment Inc., which reported disappointing revenues and flat transaction volumes. Another notable detractor was Canadian oil sands producer Southern Pacific Resource Corp., which faced delays and slower-than-expected production at a big new project. Sherritt International Corp., another underperforming Canadian natural resource company, struggled with poor pricing for coal during the period. Southern Pacific and Sherritt were sold prior to period end.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance does not guarantee future results.

8	Core High Yield Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2013, with the same investment held until March 31, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 10-1-2013	on 3-31-2014	ended 3-31-2014[1]	expense ratio

Class A	$1,000.00	$1,060.60	$5.81	1.13%

Class C	1,000.00	1,056.30	9.89	1.93%

Class I	1,000.00	1,061.90	4.47	0.87%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Core High Yield Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2013, with the same investment held until March 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 10-1-2013	on 3-31-2014	ended 3-31-2014[1]	expense ratio

Class A	$1,000.00	$1,019.30	$5.69	1.13%

Class C	1,000.00	1,015.30	9.70	1.93%

Class I	1,000.00	1,020.60	4.38	0.87%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Core High Yield Fund | Annual report

Portfolio summary

Top 10 Issuers (15.0% of Net Assets on 3-31-14)[1,2]

Thompson Creek Metals Company, Inc.	1.9%	Calumet Specialty Products Partners LP	1.4%

Centric Health Corp.	1.8%	Modular Space Corp.	1.4%

Rockies Express Pipeline LLC	1.6%	National Mentor Holdings, Inc.	1.4%

Southern States Cooperative, Inc.	1.5%	Vantage Oncology LLC	1.3%

Midstates Petroleum Company, Inc.	1.4%	The Sun Products Corp.	1.3%

Sector Composition[1,3]

Energy	16.9%	Health Care	7.2%

Consumer Discretionary	14.8%	Telecommunication Services	4.0%

Materials	11.9%	Information Technology	3.0%

Financials	11.6%	Utilities	1.7%

Industrials	10.7%	Short-Term Investments & Other	10.2%

Consumer Staples	8.0%

Quality Composition[1,4]

BBB	1.8%	CCC & Below	23.3%

BB	9.1%	Not Rated	3.2%

B	52.4%	Short-Term Investments & Other	10.2%

1 As a percentage of net assets on 3-31-14.
2 Cash and cash equivalents not included.
3 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Frequent trading may increase fund transaction costs and increase taxable distributions. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.
4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used ratings from Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not Rated” securities are those with no ratings available from these agencies. All are as of 3-31-14 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | Core High Yield Fund	11

Fund’s investments

As of 3-31-14

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 75.2%				$346,257,017

(Cost $337,013,814)

Consumer Discretionary 9.3%				43,038,711

Auto Components 1.3%

Icahn Enterprises LP (S)	5.875	02-01-22	5,000,000	5,075,000

Stackpole International Intermediate
Company SA (S)	7.750	10-15-21	840,000	899,850

Diversified Consumer Services 0.2%

Speedy Cash Intermediate Holdings Corp. (S)	10.750	05-15-18	1,000,000	1,030,000

Hotels, Restaurants & Leisure 1.3%

Caesars Entertainment Operating
Company, Inc.	11.250	06-01-17	250,000	240,625

Great Canadian Gaming Corp.	6.625	07-25-22	CAD 2,000,000	1,926,730

Landry’s, Inc. (S)	9.375	05-01-20	3,485,000	3,837,856

Household Durables 3.0%

Beazer Homes USA, Inc.	7.250	02-01-23	200,000	209,000

Beazer Homes USA, Inc.	9.125	05-15-19	3,000,000	3,232,500

Brookfield Residential Properties, Inc. (S)	6.500	12-15-20	1,340,000	1,427,100

Meritage Homes Corp.	7.000	04-01-22	1,000,000	1,102,500

Modular Space Corp. (S)	10.250	01-31-19	6,125,000	6,370,000

The Ryland Group, Inc.	5.375	10-01-22	1,000,000	992,500

William Lyon Homes, Inc. (S)	5.750	04-15-19	640,000	646,400

Internet & Catalog Retail 0.3%

Netflix, Inc. (S)	5.750	03-01-24	1,125,000	1,164,375

Media 2.5%

American Media, Inc.	11.500	12-15-17	2,094,000	2,277,225

Columbus International, Inc. (S)	11.500	11-20-14	750,000	797,813

Gibson Brands, Inc. (S)	8.875	08-01-18	490,000	521,850

Postmedia Network, Inc.	12.500	07-15-18	2,000,000	2,185,000

Quebecor Media, Inc. (S)	6.625	01-15-23	CAD 3,000,000	2,754,410

Videotron, Ltd. (C)(S)	5.375	06-15-24	3,055,000	3,047,977

Specialty Retail 0.7%

GRD Holdings III Corp. (S)	10.750	06-01-19	3,000,000	3,300,000

Consumer Staples 6.9%				31,977,763

Beverages 0.1%

Pinnacle Operating Corp. (S)	9.000	11-15-20	675,000	729,000

12	Core High Yield Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Food Products 2.9%

Alliance Grain Traders, Inc. (S)	9.000	02-14-18	CAD 2,000,000	$1,878,372

Big Heart Pet Brands	7.625	02-15-19	865,000	901,222

Post Holdings, Inc. (S)	6.750	12-01-21	775,000	820,531

Post Holdings, Inc. (S)	7.375	02-15-22	1,100,000	1,182,500

Simmons Foods, Inc. (S)	10.500	11-01-17	1,250,000	1,354,688

Southern States Cooperative, Inc. (S)	10.000	08-15-21	7,000,000	7,026,250

Household Products 2.8%

Harbinger Group, Inc. (S)	7.750	01-15-22	1,530,000	1,556,775

Harbinger Group, Inc.	7.875	07-15-19	2,830,000	3,105,925

Reynolds Group Issuer, Inc.	9.000	04-15-19	3,000,000	3,210,000

The Sun Products Corp. (S)	7.750	03-15-21	6,000,000	5,100,000

Tobacco 1.1%

Alliance One International, Inc.	9.875	07-15-21	5,000,000	5,112,500

Energy 14.7%				67,659,605

Energy Equipment & Services 2.7%

Forbes Energy Services, Ltd.	9.000	06-15-19	3,750,000	3,759,375

Offshore Group Investment, Ltd.	7.125	04-01-23	2,000,000	2,035,000

Parker Drilling Company (S)	6.750	07-15-22	290,000	298,700

Permian Holdings, Inc. (S)	10.500	01-15-18	4,303,000	4,378,303

PHI, Inc. (S)	5.250	03-15-19	1,340,000	1,353,400

Pioneer Energy Services Corp. (S)	6.125	03-15-22	440,000	447,700

Oil, Gas & Consumable Fuels 12.0%

Arch Coal, Inc. (S)	8.000	01-15-19	560,000	560,000

Atlas Pipeline Partners LP	5.875	08-01-23	4,500,000	4,443,750

Bill Barrett Corp.	7.625	10-01-19	1,000,000	1,083,750

BreitBurn Energy Partners LP	7.875	04-15-22	3,000,000	3,247,500

Calumet Specialty Products Partners LP (S)	6.500	04-15-21	5,000,000	5,000,000

Calumet Specialty Products Partners LP	7.625	01-15-22	1,450,000	1,537,000

Carrizo Oil & Gas, Inc.	7.500	09-15-20	2,750,000	3,025,000

EPL Oil & Gas, Inc.	8.250	02-15-18	1,500,000	1,623,750

Green Field Energy Services, Inc. (H)(S)	13.000	11-15-16	256,000	17,920

Halcon Resources Corp.	8.875	05-15-21	400,000	415,000

Halcon Resources Corp. (S)	9.250	02-15-22	3,500,000	3,648,750

Jones Energy Holdings LLC (S)	6.750	04-01-22	805,000	820,094

Legacy Reserves LP	8.000	12-01-20	4,000,000	4,280,000

Midstates Petroleum Company, Inc.	10.750	10-01-20	6,000,000	6,630,000

Penn Virginia Corp.	8.500	05-01-20	550,000	611,875

Rockies Express Pipeline LLC (S)	6.850	07-15-18	7,000,000	7,227,500

Sabine Pass Liquefaction LLC	5.625	02-01-21	2,000,000	2,062,500

Sidewinder Drilling, Inc. (S)	9.750	11-15-19	2,500,000	2,462,500

Trilogy Energy Corp. (S)	7.250	12-13-19	CAD 3,500,000	3,324,288

Tullow Oil PLC (S)	6.000	11-01-20	730,000	740,950

Ultra Petroleum Corp. (S)	5.750	12-15-18	2,500,000	2,625,000

See notes to financial statements	Annual report | Core High Yield Fund	13

		Maturity
	Rate (%)	date	Par value^	Value
Financials 11.4%				$52,654,726

Banks 2.2%

Barclays Bank PLC	7.625	11-21-22	3,000,000	3,307,500

Credit Agricole SA (8.125% to 9-19-18, then
5 year U.S. Swap Rate + 6.283%) (S)	8.125	09-19-33	3,000,000	3,435,000

Societe Generale SA (8.250% to 11-29-18,
then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250	11-29-18	3,000,000	3,232,500

Capital Markets 1.2%

Credit Suisse Group AG (7.500% to 12-11-23,
then 5 year U.S. Swap Rate + 4.598%) (Q)(S)	7.500	12-11-23	1,120,000	1,216,600

GFI Group, Inc.	10.375	07-19-18	2,000,000	2,130,000

KCG Holdings, Inc. (S)	8.250	06-15-18	2,000,000	2,140,000

Consumer Finance 1.9%

Cash America International, Inc.	5.750	05-15-18	5,000,000	4,925,000

Credit Acceptance Corp. (S)	6.125	02-15-21	2,160,000	2,246,400

First Cash Financial Services, Inc. (S)	6.750	04-01-21	1,605,000	1,643,119

Diversified Financial Services 3.8%

General Electric Capital Corp. (6.250%
to 12-15-22, then 3 month LIBOR +
4.704%) (Q)	6.250	12-15-22	1,500,000	1,605,000

iPayment, Inc.	10.250	05-15-18	5,000,000	3,687,500

Jefferies Finance LLC (S)	6.875	04-15-22	3,000,000	3,015,000

Milestone Aviation Group LLC (S)	8.625	12-15-17	4,000,000	4,295,000

Nationstar Mortgage LLC	6.500	06-01-22	3,000,000	2,782,500

Reliance Intermediate Holdings LP (S)	9.500	12-15-19	500,000	545,000

TMX Finance LLC (S)	8.500	09-15-18	1,615,000	1,768,425

Real Estate Investment Trusts 0.4%

CNL Lifestyle Properties, Inc.	7.250	04-15-19	750,000	787,500

DuPont Fabros Technology LP	5.875	09-15-21	1,100,000	1,163,250

Real Estate Management & Development 1.9%

Crescent Resources LLC (S)	10.250	08-15-17	3,000,000	3,367,500

Mattamy Group Corp. (S)	6.500	11-15-20	3,500,000	3,543,750

Mattamy Group Corp. (S)	6.875	11-15-20	CAD 2,000,000	1,818,182

Health Care 6.8%				31,257,761

Health Care Equipment & Supplies 2.4%

Alere, Inc.	7.250	07-01-18	2,500,000	2,750,000

Centric Health Corp.	8.625	04-18-18	CAD 10,000,000	8,322,026

Health Care Providers & Services 3.7%

BioScrip, Inc. (S)	8.875	02-15-21	4,125,000	4,300,313

National Mentor Holdings, Inc. (S)	12.500	02-15-18	5,936,000	6,321,840

OnCure Holdings, Inc. (H)	11.750	01-15-17	62,499	67,499

OnCure Holdings, Inc. (H)	11.750	05-15-17	175,000	3,420

Vantage Oncology LLC (S)	9.500	06-15-17	6,000,000	6,105,000

Pharmaceuticals 0.7%

Forest Laboratories, Inc. (S)	5.000	12-15-21	1,125,000	1,189,688

JLL/Delta Dutch Newco BV (S)	7.500	02-01-22	545,000	561,350

Salix Pharmaceuticals, Ltd. (S)	6.000	01-15-21	750,000	800,625

Valeant Pharmaceuticals International, Inc. (S)	6.750	08-15-18	760,000	836,000

14	Core High Yield Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Industrials 8.1%				$37,188,463

Aerospace & Defense 0.3%

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	1,350,000	1,427,625

Building Products 0.7%

Nortek, Inc.	8.500	04-15-21	1,000,000	1,117,500

Summit Materials LLC (S)	10.500	01-31-20	1,530,000	1,725,075

Summit Materials LLC	10.500	01-31-20	250,000	281,875

Commercial Services & Supplies 1.4%

Ahern Rentals, Inc. (S)	9.500	06-15-18	650,000	719,063

Casella Waste Systems, Inc.	7.750	02-15-19	2,600,000	2,697,500

EnergySolutions, Inc.	10.750	08-15-18	1,935,000	2,058,356

Garda World Security Corp. (S)	7.250	11-15-21	110,000	117,425

Safway Group Holding LLC (S)	7.000	05-15-18	480,000	511,200

Tervita Corp. (S)	10.875	02-15-18	450,000	452,250

Construction & Engineering 0.2%

Michael Baker International, Inc. (S)	8.250	10-15-18	900,000	960,750

Electrical Equipment 0.5%

Artesyn Escrow, Inc. (S)	9.750	10-15-20	2,250,000	2,126,250

Machinery 0.2%

BlueLine Rental Finance Corp. (S)	7.000	02-01-19	440,000	465,300

Waterjet Holdings, Inc. (S)	7.625	02-01-20	440,000	466,400

Marine 1.1%

Navios Maritime Holdings, Inc. (S)	7.375	01-15-22	4,810,000	4,918,225

Professional Services 0.7%

Mustang Merger Corp. (S)	8.500	08-15-21	3,000,000	3,285,000

Road & Rail 0.5%

The Hertz Corp.	5.875	10-15-20	2,000,000	2,132,506

Trading Companies & Distributors 1.2%

HD Supply, Inc.	7.500	07-15-20	5,000,000	5,456,250

WESCO Distribution, Inc. (S)	5.375	12-15-21	335,000	342,538

Transportation Infrastructure 1.3%

CHC Helicopter SA	9.250	10-15-20	2,700,000	2,932,875

CHC Helicopter SA	9.375	06-01-21	2,825,000	2,994,500

Information Technology 1.6%				7,226,683

Communications Equipment 1.0%

Altice Financing SA (S)	6.500	01-15-22	1,520,000	1,603,600

Altice Finco SA (S)	8.125	01-15-24	2,700,000	2,909,250

Electronic Equipment, Instruments & Components 0.2%

Kemet Corp.	10.500	05-01-18	1,000,000	1,047,500

Semiconductors & Semiconductor Equipment 0.4%

Entegris, Inc. (C)(S)	6.000	04-01-22	961,000	980,220

Micron Technology, Inc. (S)	5.875	02-15-22	655,000	686,113

See notes to financial statements	Annual report | Core High Yield Fund	15

		Maturity
	Rate (%)	date	Par value^	Value
Materials 10.8%				$49,803,802

Chemicals 2.1%

Ferro Corp.	7.875	08-15-18	4,000,000	4,220,000

Momentive Performance Materials, Inc.	8.875	10-15-20	2,000,000	2,170,000

Rain CII Carbon LLC (S)	8.250	01-15-21	3,375,000	3,476,250

Construction Materials 0.7%

Headwaters, Inc. (S)	7.250	01-15-19	750,000	781,875

U.S. Concrete, Inc. (S)	8.500	12-01-18	2,250,000	2,441,250

Containers & Packaging 1.1%

Ardagh Packaging Finance PLC (S)	6.250	01-31-19	1,530,000	1,598,850

Ardagh Packaging Finance PLC (S)	7.000	11-15-20	135,882	143,016

Pretium Packaging LLC	11.500	04-01-16	2,890,000	3,092,300

Metals & Mining 5.0%

AuRico Gold, Inc. (S)	7.750	04-01-20	655,000	650,088

Edgen Murray Corp. (S)	8.750	11-01-20	1,950,000	2,252,250

Essar Steel Algoma, Inc. (S)	9.375	03-15-15	2,000,000	1,980,000

First Quantum Minerals, Ltd. (S)	7.250	10-15-19	2,000,000	2,055,000

Hecla Mining Company	6.875	05-01-21	1,800,000	1,746,000

HudBay Minerals, Inc.	9.500	10-01-20	4,000,000	4,280,000

HudBay Minerals, Inc. (S)	9.500	10-01-20	290,000	310,300

Optima Specialty Steel, Inc. (S)	12.500	12-15-16	250,000	275,625

Taseko Mines, Ltd.	7.750	04-15-19	750,000	765,000

Thompson Creek Metals Company, Inc.	9.750	12-01-17	3,000,000	3,322,500

Thompson Creek Metals Company, Inc.	12.500	05-01-19	5,000,000	5,375,000

Paper & Forest Products 1.9%

Mercer International, Inc.	9.500	12-01-17	1,670,000	1,803,600

Resolute Forest Products, Inc. (S)	5.875	05-15-23	3,858,000	3,761,550

Tembec Industries, Inc.	11.250	12-15-18	2,447,000	2,673,348

UPM-Kymmene OYJ (S)	7.450	11-26-27	600,000	630,000

Telecommunication Services 4.0%				18,192,000

Diversified Telecommunication Services 2.0%

Cincinnati Bell, Inc.	8.375	10-15-20	1,000,000	1,095,000

Columbus International, Inc. (S)	7.375	03-30-21	200,000	205,500

Frontier Communications Corp.	7.125	01-15-23	4,500,000	4,668,750

Frontier Communications Corp.	8.500	04-15-20	1,000,000	1,162,500

Goodman Networks, Inc.	12.125	07-01-18	600,000	639,000

Satelites Mexicanos SA de CV	9.500	05-15-17	1,250,000	1,325,000

Wireless Telecommunication Services 2.0%

Goodman Networks, Inc. (S)	12.375	07-01-18	3,000,000	3,195,000

Sprint Capital Corp.	6.900	05-01-19	1,000,000	1,097,500

Sprint Corp. (S)	7.125	06-15-24	4,575,000	4,803,750

Utilities 1.6%				7,257,503

Independent Power and Renewable Electricity Producers 1.6%

Dynegy, Inc. (S)	5.875	06-01-23	3,585,000	3,522,263

GenOn Energy, Inc.	7.875	06-15-17	2,000,000	2,010,000

NRG Energy, Inc. (S)	6.250	07-15-22	1,675,000	1,725,240

16	Core High Yield Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Term Loans (M) 14.5%				$66,744,068

(Cost $66,011,156)

Consumer Discretionary 5.5%				25,310,828

Diversified Consumer Services 0.5%

Orchard Acquisition Company	7.000	02-07-19	2,345,217	2,392,122

Hotels, Restaurants & Leisure 0.4%

Marina District Finance Company, Inc.	6.750	08-15-18	1,955,100	1,981,949

Household Durables 0.9%

Norcraft Companies LP	5.250	11-12-20	3,990,000	4,009,950

Internet & Catalog Retail 0.3%

Orbitz Worldwide, Inc.	4.500	09-25-17	1,233,333	1,235,389

Media 1.2%

ASP NEP	9.500	07-22-20	22,857	23,371

Getty Images, Inc.	4.750	10-18-19	2,996,983	2,870,549

SESAC Holdco II LLC	5.000	02-08-19	1,975,000	1,989,813

SESAC Holdco II LLC	10.000	07-12-19	500,000	509,375

Multiline Retail 0.5%

Collective Brands Finance, Inc. (T)	TBD	03-11-21	2,000,000	1,997,084

Collective Brands Finance, Inc. (T)	TBD	03-11-22	210,000	210,525

Specialty Retail 0.7%

Toys R Us Property Company I LLC	6.000	08-21-19	3,441,375	3,286,513

Textiles, Apparel & Luxury Goods 1.0%

Charlotte Russe, Inc.	6.750	05-21-19	3,980,000	3,930,250

Charlotte Russe, Inc.	6.750	05-22-19	885,000	873,938

Consumer Staples 1.1%				4,848,788

Food & Staples Retailing 0.9%

Reddy Ice Corp.	6.751	05-01-19	3,465,000	3,430,350

Reddy Ice Corp.	10.750	11-01-19	500,000	470,000

Household Products 0.2%

The Sun Products Corp. (T)	TBD	03-23-20	997,481	948,438

Energy 2.2%				10,309,155
Arch Coal, Inc.	6.250	05-16-18	4,979,793	4,904,319

Fieldwood Energy LLC	8.125	09-30-20	5,205,000	5,404,836

Financials 0.2%				1,013,731

Capital Markets 0.2%

KCG Holdings, Inc.	5.750	12-05-17	186,916	187,617

Walter Investment Management Corp.	4.750	12-11-20	831,571	826,114

Health Care 0.4%				1,945,117

Health Care Equipment & Supplies 0.1%

Accellent, Inc. (T)	TBD	02-21-22	260,000	259,350

Health Care Providers & Services 0.2%

Western Dental Services, Inc.	6.000	11-01-18	987,527	989,996

Life Sciences Tools & Services 0.1%

Patheon, Inc. (T)	TBD	03-11-21	700,000	695,771

See notes to financial statements	Annual report | Core High Yield Fund	17

		Maturity
	Rate (%)	date	Par value^	Value
Industrials 2.6%				$12,090,824

Airlines 0.6%

Air Canada	5.500	09-20-19	2,675,000	2,721,813

Building Products 0.1%

Ply Gem Industries, Inc.	4.000	02-01-21	360,000	359,888

Machinery 0.6%

CPM Holdings, Inc.	10.250	03-01-18	3,000,000	3,037,500

Road & Rail 0.9%

Livingston International, Inc.	5.000	04-16-19	1,985,000	1,982,519

Livingston International, Inc.	9.000	04-20-20	1,954,783	1,984,104

Transportation Infrastructure 0.4%

Riverboat Corporation of Mississippi, Inc.	10.000	11-29-16	2,000,000	2,005,000

Information Technology 1.4%				6,191,250

Electronic Equipment, Instruments & Components 1.2%

Blue Coat Systems, Inc.	9.500	06-26-20	5,000,000	5,175,000

IT Services 0.2%

Deltek, Inc.	10.000	10-10-19	1,000,000	1,016,250

Materials 1.1%				5,034,375

Construction Materials 1.1%

American Pacific Corp.	7.000	01-09-19	5,000,000	5,034,375

			Shares	Value

Common Stocks 0.1%				$153,531

(Cost $209,046)

Utilities 0.1%				153,531

Independent Power and Renewable Electricity Producers 0.1%

Dynegy, Inc. (I)			6,156	153,531

Warrants 0.0%				$3

(Cost $17,500)
Green Field Energy Services, Inc. (Expiration Date: 11-15-21;
Strike Price: $0.01) (I)(S)			250	3

18	Core High Yield Fund | Annual report	See notes to financial statements

	Par value	Value

Short-Term Investments 10.9%		$50,190,000

(Cost $50,190,000)

Repurchase Agreement 10.9%		50,190,000

Repurchase Agreement with State Street Corp. dated 3-31-14
at 0.000% to be repurchased at $50,190,000 on 4-1-14,
collateralized by $53,960,000 U.S. Treasury Notes, 1.125%
due 4-30-20 (valued at $51,194,550, including interest)	50,190,000	50,190,000

Total investments (Cost $453,441,516)† 100.7%		$463,344,619

Other assets and liabilities, net (0.7%)		($3,033,442)

Total net assets 100.0%		$460,311,177

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^ All par values are denominated in U.S. dollars unless otherwise indicated.

CAD Canadian Dollar

LIBOR London Interbank Offered Rate

TBD To Be Determined

(C) Security purchased on a when-issued or delayed delivery basis.

(H) Non-income producing — Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $188,651,113 or 41.0% of the fund’s net assets as of 3-31-14.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

† At 3-31-14, the aggregate cost of investment securities for federal income tax purposes was $453,863,314. Net unrealized appreciation aggregated $9,481,305, of which $14,766,391 related to appreciated investment securities and $5,285,086 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 3-31-14.

United States	79.0%
Canada	13.7%
France	1.4%
Ireland	1.3%
Luxembourg	1.2%
Greece	1.1%
United Kingdom	0.9%
Cayman Islands	0.4%
Mexico	0.3%
Switzerland	0.3%
Other Countries	0.4%

Total	100.0%

See notes to financial statements	Annual report | Core High Yield Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-14

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $403,251,516)	$413,154,619
Repurchase agreements, at value (Cost $50,190,000)	50,190,000

Total investments, at value (Cost $453,441,516)	463,344,619
Cash	945
Foreign currency, at value (Cost $44,986)	45,749
Receivable for investments sold	43,855
Receivable for fund shares sold	4,931,421
Interest receivable	8,113,468
Receivable due from advisor	1,947
Other receivables and prepaid expenses	27,704

Total assets	476,509,708

Liabilities

Payable for investments purchased	10,220,028
Payable for delayed delivery securities purchased	4,016,000
Payable for forward foreign currency exchange contracts	26,627
Payable for fund shares repurchased	1,608,466
Distributions payable	125,813
Payable to affiliates
Accounting and legal services fees	15,829
Transfer agent fees	50,207
Trustees’ fees	268
Other liabilities and accrued expenses	135,293

Total liabilities	16,198,531

Net assets	$460,311,177

Net assets consist of

Paid-in capital	$450,509,119
Undistributed net investment income	596,995
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(661,849)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	9,866,912

Net assets	$460,311,177

20	Core High Yield Fund | Annual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($313,488,914 ÷ 28,415,276 shares)[1]	$11.03
Class C ($28,061,284 ÷ 2,544,064 shares)[1]	$11.03
Class I ($118,760,979 ÷ 10,761,243 shares)	$11.04

Maximum offering price per share

Class A (net asset value per share ÷ 96%)[2]	$11.49

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Core High Yield Fund	21

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 3-31-14

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$25,284,894

Total investment income	25,284,894

Expenses

Investment management fees	2,143,532
Distribution and service fees	740,814
Accounting and legal services fees	47,320
Transfer agent fees	465,736
Trustees’ fees	10,623
State registration fees	87,797
Printing and postage	37,188
Professional fees	74,999
Custodian fees	81,080
Registration and filing fees	69,199
Other	10,792

Total expenses	3,769,080
Less expense reductions	(56,939)

Net expenses	3,712,141

Net investment income	21,572,753

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	1,508,204
Foreign currency transactions	976,221
2,484,425
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	2,372,490
Translation of assets and liabilities in foreign currencies	(33,180)
2,339,310
Net realized and unrealized gain	4,823,735

Increase in net assets from operations	$26,396,488

22	Core High Yield Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	3-31-14	3-31-13

Increase (decrease) in net assets

From operations
Net investment income	$21,572,753	$8,062,308
Net realized gain	2,484,425	325,206
Change in net unrealized appreciation (depreciation)	2,339,310	6,913,390

Increase in net assets resulting from operations	26,396,488	15,300,904

Distributions to shareholders
From net investment income
Class A	(17,157,660)	(6,743,134)
Class C	(609,633)	(62)
Class I	(4,729,965)	(1,346,182)
From net realized gain
Class A	(1,434,267)	(143,623)
Class C	(77,571)	—
Class I	(413,673)	(29,611)

Total distributions	(24,422,769)	(8,262,612)

From fund share transactions	210,110,747	225,072,159

Total increase	212,084,466	232,110,451

Net assets

Beginning of year	248,226,711	16,116,260

End of year	$460,311,177	$248,226,711

Undistributed net investment income	$596,995	$140,962

See notes to financial statements	Annual report | Core High Yield Fund	23

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$11.02	$10.52	$11.35	$11.59	$10.00
Net investment income[2]	0.71	0.74	1.07	1.16	0.99
Net realized and unrealized gain (loss) on investments	0.10	0.53	(0.25)	0.92	2.21
Total from investment operations	0.81	1.27	0.82	2.08	3.20
Less distributions
From net investment income	(0.74)	(0.76)	(1.04)	(1.20)	(0.98)
From net realized gain	(0.06)	(0.01)	(0.61)	(1.12)	(0.63)
Total distributions	(0.80)	(0.77)	(1.65)	(2.32)	(1.61)
Net asset value, end of period	$11.03	$11.02	$10.52	$11.35	$11.59
Total return (%)[3,4]	7.62	12.59	8.12	19.34	33.75[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$313	$208	$16	$17	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15	1.30	1.68	1.55	1.36[6]
Expenses net of fee waivers	1.15	1.18	1.24	1.21	1.13[6]
Net investment income	6.45	6.83	9.82	9.99	9.82[6]
Portfolio turnover (%)	26	15	64	207	389

1 Period from 4-30-09 (commencement of operations) to 3-31-10.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.

24	Core High Yield Fund | Annual report	See notes to financial statements

CLASS C SHARES Period ended	3-31-14	3-31-13[1]

Per share operating performance

Net asset value, beginning of period	$11.02	$11.01
Net investment income[2]	0.61	0.01
Net realized and unrealized gain on investments	0.10	—[3]
Total from investment operations	0.71	0.01
Less distributions
From net investment income	(0.64)	—
From net realized gain	(0.06)	—
Total distributions	(0.70)	—
Net asset value, end of period	$11.03	$11.02
Total return (%)[4,5]	6.73	0.09[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$28	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.22	16.98[8]
Expenses net of fee waivers	1.93	1.93[8]
Net investment income	5.58	5.54[8]
Portfolio turnover (%)	26	15[9]

1 The inception date for Class C shares is 3-27-13.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 4-1-13 to 3-31-13.

CLASS I SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$11.02	$10.52	$11.36	$11.59	$10.00
Net investment income[2]	0.73	0.77	1.10	1.21	1.02
Net realized and unrealized gain (loss) on investments	0.12	0.53	(0.26)	0.92	2.20
Total from investment operations	0.85	1.30	0.84	2.13	3.22
Less distributions
From net investment income	(0.77)	(0.79)	(1.07)	(1.24)	(1.00)
From net realized gain	(0.06)	(0.01)	(0.61)	(1.12)	(0.63)
Total distributions	(0.83)	(0.80)	(1.68)	(2.36)	(1.63)
Net asset value, end of period	$11.04	$11.02	$10.52	$11.36	$11.59
Total return (%)[3]	8.01	12.90	8.39	19.87	34.08[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$119	$40	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	1.07	4.23	1.35	3.52[6]
Expenses net of fee waivers and credits	0.87	0.87	0.90	0.85	0.85[6]
Net investment income	6.71	7.06	10.17	10.35	10.10[6]
Portfolio turnover (%)	26	15	64	207	389

1 Period from 4-30-09 (commencement of operations) to 3-31-10.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

See notes to financial statements	Annual report | Core High Yield Fund	25

Notes to financial statements

Note 1 — Organization

John Hancock Core High Yield Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return, consisting of a high level of current income and capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees.

26	Core High Yield Fund | Annual report

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of March 31, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 3-31-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds
Consumer Discretionary	$43,038,711	—	$43,038,711	—
Consumer Staples	31,977,763	—	31,977,763	—
Energy	67,659,605	—	67,659,605	—
Financials	52,654,726	—	52,654,726	—
Health Care	31,257,761	—	31,254,341	$3,420
Industrials	37,188,463	—	37,188,463	—
Information Technology	7,226,683	—	7,226,683	—
Materials	49,803,802	—	49,803,802	—
Telecommunication
Services	18,192,000	—	18,192,000	—
Utilities	7,257,503	—	7,257,503	—

Term Loans
Consumer Discretionary	25,310,828	—	25,310,828	—
Consumer Staples	4,848,788	—	4,848,788	—
Energy	10,309,155	—	10,309,155	—
Financials	1,013,731	—	1,013,731	—
Health Care	1,945,117	—	1,945,117	—
Industrials	12,090,824	—	12,090,824	—
Information Technology	6,191,250	—	6,191,250	—
Materials	5,034,375	—	5,034,375	—
Common Stocks
Utilities	153,531	$153,531	—	—
Warrants	3	—	3	—
Short-Term Investments	50,190,000	—	50,190,000	—

Total Investments in
Securities	$463,344,619	$153,531	$463,187,668	$3,420
Other Financial
Instruments
Forward Foreign
Currency Contracts	($26,627)	—	($26,627)	—

Annual report | Core High Yield Fund	27

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

At March 31, 2014, the fund had $1,983,750 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

28	Core High Yield Fund | Annual report

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended March 31, 2014 were $929. For the year ended March 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Net capital losses of $240,051 that are the result of security transactions occurring after October 31, 2013, are treated as occurring on April 1, 2014, the first day of the fund’s next taxable year.

As of March 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

The tax character of distributions for the years ended March 31, 2014 and 2013 was as follows:

	MARCH 31, 2014	MARCH 31, 2013

Ordinary Income	$23,544,725	$8,178,836
Long-Term Capital Gain	878,044	83,776
Total	$24,422,769	$8,262,612

Annual report | Core High Yield Fund	29

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2014, the components of distributable earnings on a tax basis consisted of $696,181 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and amortization and accretion on debt securities.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

30	Core High Yield Fund | Annual report

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the portfolio. During the year ended March 31, 2014 the fund held forward foreign currency contracts with USD notional values ranging up to $15.6 million as measured at each quarter end. The following table summarizes the contracts held at March 31, 2014.

			CONTRACTUAL			NET UNREALIZED
CONTRACT	CONTRACT		SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
TO BUY	TO SELL	COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

USD 14,436,850	CAD 16,000,000	Toronto Dominion Bank	4-30-14	—	($26,627)	($26,627)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at March 31, 2014 by risk category:

			ASSET	LIABILITY
	STATEMENT OF ASSETS AND	FINANCIAL	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	INSTRUMENTS LOCATION	FAIR VALUE	FAIR VALUE

Foreign currency	Payable for forward foreign	Forward foreign	—	($26,627)
contracts	currency exchange contracts	currency contracts

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended March 31, 2014:

	STATEMENT OF	FOREIGN CURRENCY
RISK	OPERATIONS LOCATION	TRANSACTIONS*

Foreign currency contracts	Net realized gain (loss) on:	$1,553,985

*Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Annual report | Core High Yield Fund	31

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended March 31, 2014:

		TRANSLATION OF ASSETS
	STATEMENT OF	AND LIABILITIES IN
RISK	OPERATIONS LOCATION	FOREIGN CURRENCIES*

Foreign currency contracts	Change in unrealized	($26,627)
	appreciation (depreciation) of:

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the Trust, including the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.650% of the first $250,000,000 of the fund’s average daily net assets; (b) 0.625% of the next $250,000,000 of the fund’s average daily net assets; (c) 0.600% of the next $500,000,000 of the fund’s average daily net assets; (d) 0.550% of the next $1,500,000,000 of the fund’s average daily net assets; and (e) 0.525% of the fund’s average daily net assets in excess of $2,500,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

32	Core High Yield Fund | Annual report

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the fund. This agreement excludes certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.18%, 1.93% and 0.87% for Class A shares, Class C shares and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until June 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

The expense reductions described above amounted to $12,785, $29,670 and $14,484 for Class A, Class C and Class I shares, respectively, for the year ended March 31, 2014.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2014 were equivalent to a net annual effective rate of 0.63% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to 0.30% and 1.00% of average daily net assets for distribution and service fees of Class A and Class C, respectively. Currently only 0.25% is charged to Class A shares for distribution and service fees.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,632,814 for the year ended March 31, 2014. Of this amount, $202,628 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,378,959 was paid as sales commissions to broker-dealers and $51,227 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2014, CDSCs received by the Distributor amounted to $23,659 and $14,155 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated

Annual report | Core High Yield Fund	33

John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended March 31, 2014 were:

	DISTRIBUTION	TRANSFER	PRINTING	STATE
CLASS	AND SERVICE FEES	AGENT FEES	EXPENSE	REGISTRATION FEES

Class A	$637,379	$371,522	$29,487	$30,190
Class C	103,435	14,666	811	35,363
Class I	—	79,548	6,890	22,244
Total	$740,814	$465,736	$37,188	$87,797

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Interfund Lending Program: Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	WEIGHTED AVERAGE	DAYS	WEIGHTED AVERAGE	INTEREST
BORROWER OR LENDER	LOAN BALANCE	OUTSTANDING	INTEREST RATE	INCOME

Lender	$13,990,700	5	0.45%	$873

Note 6 — Fund share transactions

Transactions in fund shares for the year ended March 31, 2014 and 2013 were as follows:

		Year ended 3-31-14		Year ended 3-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	19,301,582	$211,075,579	20,038,776	$214,735,204
Distributions reinvested	1,616,342	17,648,347	547,564	5,933,105
Repurchased	(11,401,812)	(124,433,850)	(3,207,284)	(34,338,658)

Net increase	9,516,112	$104,290,076	17,379,056	$186,329,651

34	Core High Yield Fund | Annual report

		Year ended 3-31-14		Year ended 3-31-13
	Shares	Amount	Shares	Amount
Class C shares[1]

Sold	2,648,097	$28,987,094	9,083	$100,000
Distributions reinvested	59,918	654,590	—	—
Repurchased	(173,034)	(1,888,225)	—	—

Net increase	2,534,981	$27,753,459	9,083	$100,000

Class I shares

Sold	8,609,064	$94,175,596	4,193,044	$44,904,753
Distributions reinvested	451,962	4,937,845	126,950	1,375,050
Repurchased	(1,925,517)	(21,046,229)	(706,242)	(7,637,295)

Net increase	7,135,509	$78,067,212	3,613,752	$38,642,508

Total net increase	19,186,602	$210,110,747	21,001,891	$225,072,159

1 The inception date for Class C shares is 3-27-13.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $270,451,860 and $79,939,847, respectively, for the year ended March 31, 2014.

Annual report | Core High Yield Fund	35

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock Core High Yield Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Core High Yield Fund (the “Fund”) at March 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2014 by correspondence with the custodian, agent banks and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 15, 2014

36	Core High Yield Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2014.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $878,044 in capital gain dividends.

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

Annual report | Core High Yield Fund	37

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2012	228

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2012	228

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	228

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	228

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

38	Core High Yield Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2012	228

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2012	228

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	228

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2012	228

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	228

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

Annual report | Core High Yield Fund	39

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2008	228

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees4

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	228

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).
Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	228

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth		Officer
Position(s) held with fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Hugh McHaffie, Born: 1959		2012

President*
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC, and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010); President (since 2012) and former Trustee (2010–2012), John Hancock retail funds,[3] President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

*Until 3-13-14.

40	Core High Yield Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
President**
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).

**Effective 3-13-14.

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,[3]
John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.
2 Member of the Audit Committee.
3 “John Hancock retail funds” comprises John Hancock Funds III and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds.
4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

Annual report | Core High Yield Fund	41

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	John Hancock Asset Management
Peter S. Burgess*	a division of Manulife Asset Management
William H. Cunningham	(North America) Limited
Grace K. Fey
Theron S. Hoffman*	Principal distributor
Deborah C. Jackson	John Hancock Funds, LLC
Hassell H. McClellan
Gregory A. Russo	Custodian
Warren A. Thomson†	State Street Bank and Trust Company

Officers	Transfer agent
Andrew G. Arnott#	John Hancock Signature Services, Inc.
President
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer
Independent registered
Francis V. Knox, Jr.	public accounting firm
Chief Compliance Officer	PricewaterhouseCoopers LLP

Hugh McHaffie**
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14
**Until 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

42	Core High Yield Fund | Annual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Core High Yield Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	346A 3/14
MF181846	5/14

John Hancock
Small Company Fund

Annual report 3/31/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended March 31, 2014

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	1-year	5-year	10-year

Class A1	15.19	20.00	8.14	15.19	148.85	118.73

Class I1,2	21.61	21.64	9.08	21.61	166.29	138.54

Class R1[1,2]	20.84	20.79	8.27	20.84	157.17	121.28

Class R2[1,2]	21.12	20.11	7.38	21.12	149.98	103.83

Class R3[1,2]	20.90	20.90	8.37	20.90	158.34	123.39

Class R4[1,2]	21.41	21.31	8.72	21.41	162.76	130.63

Class R5[1,2]	21.65	21.63	9.02	21.65	166.23	137.19

Class R6[1,2]	21.75	21.73	9.13	21.75	167.25	139.52

Class ADV[1,2]	21.37	21.30	8.62	21.37	162.66	128.59

Index†	24.90	24.31	8.53	24.90	196.87	126.78

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class ADV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers or expense limitations are contractual at least until 6-30-14 for Class A, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class ADV shares and until 6-30-15 for Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6	Class ADV
Net (%)	1.50	1.14	1.80	1.55	1.70	1.30	1.10	1.02	1.34
Gross (%)	1.54	1.18	4.45	20.47	5.15	18.86	7.81	18.63	4.91

* The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on 6-30-15.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Russell 2000 Index.

See the following page for footnotes.

6	Small Company Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class I2	3-31-04	$23,854	$23,854	$22,678

Class R1[2]	3-31-04	22,128	22,128	22,678

Class R2[2]	3-31-04	20,383	20,383	22,678

Class R3[2]	3-31-04	22,339	22,339	22,678

Class R4[2]	3-31-04	23,063	23,063	22,678

Class R5[2]	3-31-04	23,719	23,719	22,678

Class R6[2]	3-31-04	23,952	23,952	22,678

Class ADV[2]	3-31-04	22,859	22,859	22,678

Russell 2000 Index is an index that measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of total market capitalization of the Russell 3000 Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 On 12-11-09, through a reorganization, the fund acquired all of the assets of the FMA Small Company Portfolio (the predecessor fund). On that date, the predecessor fund offered its investor share class in exchange for Class A shares and the institutional share class in exchange for Class I shares. Class A, Class I, and Class ADV shares were first offered on 12-14-09. The returns of Class A and Class ADV shares prior to this date are those of the predecessor fund’s investor shares that have been recalculated to apply the gross fees and expenses of Class A and Class ADV shares, as applicable. The predecessor fund’s institutional share class returns have been recalculated to reflect the gross fees and expenses of Class I shares. The returns of Class I shares prior to 5-1-08 are those of the predecessor fund’s investor shares that have been recalculated to apply the gross fees and expenses of Class I shares. Class R1, Class R3, Class R4, and Class R5 shares were first offered on 4-30-10; Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. Returns prior to these dates are those of Class A shares recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4, Class R5, Class R6, and Class R2 shares, as applicable.

2 For certain types of investors, as described in the fund’s prospectuses.

Annual report | Small Company Fund	7

Management’s discussion of

Fund performance

By Fiduciary Management Associates, LLC

The U.S. stock market performed very well during the 12 months ended March 31, 2014. During the period, the U.S. economy continued to generate solid if unspectacular growth, while the employment picture gradually improved. Within the marketplace, stock prices accelerated rapidly, with growth stocks significantly outpacing their value counterparts, despite a late-period reversal of this trend.

For the 12-month period ended March 31, 2014, John Hancock Small Company Fund’s Class A shares had a total return of 21.26%, excluding sales charges, lagging the 24.90% return of its benchmark, the Russell 2000 Index.

A major factor contributing to the fund’s relative underperformance was not owning various strong-performing biotechnology and pharmaceutical stocks found in the benchmark. The fund was also hampered by its modest overweighting in struggling real estate investment trusts. Individual detractors included Halcon Resources Corp., an energy exploration and production company; OSI Systems, Inc., a manufacturer of security and inspection systems; and Ixia, a telecommunications equipment company. We sold these three stocks from the fund’s portfolio. Also, the fund maintained a modest cash allocation, which hurt relative performance in a rising market.

Conversely, the fund’s performance was supported by stocks that were positioned to benefit from continued economic improvement, including industrials sector holdings such as Curtiss-Wright Corp., a diversified manufacturer with interests in the aerospace and energy industries, and H&E Equipment Services, Inc., a provider of used and rental construction equipment. The fund’s technology holdings also helped, led by InvenSense Inc., a maker of motion-sensing products for mobile devices, and Tangoe, Inc., a provider of telecommunication management software and services. We sold the position in Tangoe prior to period end, as we believed it was fully valued. In the consumer discretionary sector, a significant contributor was Gentherm Inc., a maker of heated seats and other thermal-related products for automobiles.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance does not guarantee future results.

8	Small Company Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2013, with the same investment held until March 31, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 10-1-2013	on 3-31-2014	ended 3-31-2014[1]	expense ratio

Class A	$1,000.00	$1,099.90	$7.59	1.45%

Class I	1,000.00	1,101.50	5.97	1.14%

Class R1	1,000.00	1,098.00	9.42	1.80%

Class R2	1,000.00	1,099.50	8.11	1.55%

Class R3	1,000.00	1,098.40	8.89	1.70%

Class R4	1,000.00	1,100.70	6.81	1.30%

Class R5	1,000.00	1,101.80	5.76	1.10%

Class R6	1,000.00	1,102.10	5.45	1.04%

Class ADV	1,000.00	1,100.30	7.02	1.34%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Small Company Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2013, with the same investment held until March 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 10-1-2013	on 3-31-2014	ended 3-31-2014[1]	expense ratio

Class A	$1,000.00	$1,017.70	$7.29	1.45%

Class I	1,000.00	1,019.20	5.74	1.14%

Class R1	1,000.00	1,016.00	9.05	1.80%

Class R2	1,000.00	1,017.20	7.80	1.55%

Class R3	1,000.00	1,016.50	8.55	1.70%

Class R4	1,000.00	1,018.40	6.54	1.30%

Class R5	1,000.00	1,019.40	5.54	1.10%

Class R6	1,000.00	1,019.70	5.24	1.04%

Class ADV	1,000.00	1,018.40	6.74	1.34%

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Small Company Fund | Annual report

Portfolio summary

Top 10 Holdings (15.6% of Net Assets on 3-31-14)[1,2]

Verint Systems, Inc.	1.7%	MasTec, Inc.	1.5%

Iberiabank Corp.	1.7%	Wintrust Financial Corp.	1.5%

Gentherm, Inc.	1.6%	PNM Resources, Inc.	1.5%

ALLETE, Inc.	1.6%	Webster Financial Corp.	1.5%

UIL Holdings Corp.	1.5%	Fulton Financial Corp.	1.5%

Sector Composition[1,3]

Financials	24.0%	Utilities	4.6%

Information Technology	19.6%	Materials	2.6%

Industrials	16.9%	Consumer Staples	1.0%

Consumer Discretionary	11.5%	Exchange-Traded Funds	1.0%

Health Care	10.4%	Short-Term Investments & Other	3.0%

Energy	5.4%

1 As a percentage of net assets on 3-31-14.
2 Excludes cash and cash equivalents.
3 The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Value stocks may decline in price. Frequent trading may increase fund transaction costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

Annual report | Small Company Fund	11

Fund’s investments

As of 3-31-14

	Shares	Value

Common Stocks 96.0%		$207,107,796

(Cost $172,770,626)

Consumer Discretionary 11.5%		24,799,895

Auto Components 3.0%

Dorman Products, Inc. (I)	53,290	3,147,307

Gentherm, Inc. (I)	98,100	3,406,032

Distributors 1.4%

Pool Corp.	47,810	2,931,709

Hotels, Restaurants & Leisure 2.3%

Popeyes Louisiana Kitchen, Inc. (I)	63,190	2,568,042

Vail Resorts, Inc.	33,590	2,341,223

Household Durables 1.0%

Meritage Homes Corp. (I)	52,150	2,184,042

Media 1.2%

Meredith Corp.	57,200	2,655,796

Textiles, Apparel & Luxury Goods 2.6%

G-III Apparel Group, Ltd. (I)	38,340	2,744,377

Movado Group, Inc.	61,940	2,821,367

Consumer Staples 1.0%		2,189,799

Food Products 1.0%

Snyders-Lance, Inc.	77,680	2,189,799

Energy 5.4%		11,711,003

Energy Equipment & Services 3.3%

Bristow Group, Inc.	33,040	2,495,181

Forum Energy Technologies, Inc. (I)	80,990	2,509,070

Helix Energy Solutions Group, Inc. (I)	92,932	2,135,577

Oil, Gas & Consumable Fuels 2.1%

PDC Energy, Inc. (I)	39,290	2,446,195

Rosetta Resources, Inc. (I)	45,620	2,124,980

Financials 24.0%		51,713,900

Banks 10.1%

BBCN Bancorp, Inc.	73,430	1,258,590

Columbia Banking System, Inc.	100,020	2,852,570

Fulton Financial Corp.	255,620	3,215,700

Iberiabank Corp.	51,080	3,583,260

TCF Financial Corp.	129,970	2,165,300

12	Small Company Fund | Annual report	See notes to financial statements

	Shares	Value
Banks (continued)

Texas Capital Bancshares, Inc. (I)	34,772	$2,258,094

Webster Financial Corp.	103,980	3,229,619

Wintrust Financial Corp.	67,710	3,294,769

Capital Markets 2.0%

Evercore Partners, Inc., Class A	37,640	2,079,610

Stifel Financial Corp. (I)	43,390	2,159,086

Insurance 2.9%

StanCorp Financial Group, Inc.	45,900	3,066,120

The Hanover Insurance Group, Inc.	50,740	3,117,466

Real Estate Investment Trusts 6.5%

Associated Estates Realty Corp.	128,430	2,175,604

Brandywine Realty Trust	213,340	3,084,896

DiamondRock Hospitality Company	254,140	2,986,145

DuPont Fabros Technology, Inc.	116,480	2,803,674

Medical Properties Trust, Inc.	227,370	2,908,062

Thrifts & Mortgage Finance 2.5%

Capitol Federal Financial, Inc.	251,590	3,157,455

EverBank Financial Corp.	117,480	2,317,880

Health Care 10.4%		22,476,984

Health Care Equipment & Supplies 3.5%

Analogic Corp.	26,860	2,205,475

Globus Medical, Inc., Class A (I)	105,950	2,817,211

Masimo Corp. (I)	92,320	2,521,259

Health Care Providers & Services 3.4%

Amsurg Corp. (I)	58,639	2,760,724

Health Net, Inc. (I)	64,190	2,183,102

Team Health Holdings, Inc. (I)	55,590	2,487,653

Life Sciences Tools & Services 1.4%

Charles River Laboratories International, Inc. (I)	49,640	2,995,278

Pharmaceuticals 2.1%

Akorn, Inc. (I)	112,181	2,467,982

Prestige Brands Holdings, Inc. (I)	74,800	2,038,300

Industrials 16.9%		36,399,867

Aerospace & Defense 3.9%

Curtiss-Wright Corp.	41,520	2,638,181

Esterline Technologies Corp. (I)	27,160	2,893,626

Orbital Sciences Corp. (I)	103,320	2,882,628

Building Products 1.1%

Apogee Enterprises, Inc.	71,480	2,375,280

Construction & Engineering 1.5%

MasTec, Inc. (I)	76,660	3,330,110

Electrical Equipment 1.4%

EnerSys, Inc.	43,260	2,997,485

See notes to financial statements	Annual report | Small Company Fund	13

	Shares	Value
Machinery 3.1%

Chart Industries, Inc. (I)	28,360	$2,256,038

Rexnord Corp. (I)	77,100	2,234,358

TriMas Corp. (I)	66,270	2,200,164

Professional Services 2.2%

Korn/Ferry International (I)	82,510	2,456,323

On Assignment, Inc. (I)	58,720	2,266,005

Road & Rail 1.1%

Swift Transportation Company (I)	92,730	2,295,068

Trading Companies & Distributors 2.6%

H&E Equipment Services, Inc. (I)	58,430	2,363,494

Watsco, Inc.	32,140	3,211,107

Information Technology 19.6%		42,285,029

Electronic Equipment, Instruments & Components 6.6%

Belden, Inc.	34,070	2,371,272

Cognex Corp. (I)	64,340	2,178,552

InvenSense, Inc. (I)	91,640	2,169,119

Knowles Corp. (I)	81,340	2,567,904

Littelfuse, Inc.	25,770	2,413,103

Zebra Technologies Corp., Class A (I)	36,860	2,558,453

Internet Software & Services 1.0%

Web.com Group, Inc. (I)	64,140	2,182,684

IT Services 3.1%

CACI International, Inc., Class A (I)	28,630	2,112,894

Cardtronics, Inc. (I)	75,850	2,946,773

EPAM Systems, Inc. (I)	47,230	1,553,867

Semiconductors & Semiconductor Equipment 2.5%

Entegris, Inc. (I)	215,700	2,612,127

International Rectifier Corp. (I)	100,880	2,764,112

Software 5.1%

ACI Worldwide, Inc. (I)	41,820	2,475,326

BroadSoft, Inc. (I)	81,820	2,187,049

Mentor Graphics Corp.	124,190	2,734,664

Verint Systems, Inc. (I)	77,180	3,622,057

Technology Hardware, Storage & Peripherals 1.3%

Electronics for Imaging, Inc. (I)	65,460	2,835,073

Materials 2.6%		5,572,645

Chemicals 2.0%

PolyOne Corp.	57,010	2,089,987

Sensient Technologies Corp.	39,170	2,209,580

Metals & Mining 0.6%

Commercial Metals Company	67,430	1,273,078

14	Small Company Fund | Annual report	See notes to financial statements

		Shares	Value
Utilities 4.6%			$9,958,674

Electric Utilities 4.6%

ALLETE, Inc.		64,560	3,384,235

PNM Resources, Inc.		120,010	3,243,870

UIL Holdings Corp.		90,480	3,330,569

Exchange-Traded Funds 1.0%			$2,138,118

(Cost $1,488,996)
iShares Russell Microcap Index Fund		27,660	2,138,118

	Yield (%)	Shares	Value

Short-Term Investments 3.7%			$8,096,402

(Cost $8,096,402)

Money Market Funds 3.7%			8,096,402

State Street Institutional Liquid Reserves Fund	0.0774% (Y)	8,096,402	8,096,402

Total investments (Cost $182,356,024)† 100.7%			$217,342,316

Other assets and liabilities, net (0.7%)			($1,591,470)

Total net assets 100.0%			$215,750,846

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(Y) The rate shown is the annualized seven-day yield as of 3-31-14.

† At 3-31-14, the aggregate cost of investment securities for federal income tax purposes was $182,756,354. Net unrealized appreciation aggregated $34,585,962, of which $37,078,396 related to appreciated investment securities and $2,492,434 related to depreciated investment securities.

See notes to financial statements	Annual report | Small Company Fund	15

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-14

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $182,356,024)	$217,342,316
Receivable for investments sold	1,081,043
Receivable for fund shares sold	496,916
Dividends and interest receivable	175,232
Receivable due from advisor	3,550
Other receivables and prepaid expenses	69,908

Total assets	219,168,965

Liabilities

Payable for investments purchased	2,979,096
Payable for fund shares repurchased	333,118
Payable to affiliates
Accounting and legal services fees	9,644
Transfer agent fees	23,950
Distribution and service fees	671
Trustees’ fees	111
Other liabilities and accrued expenses	71,529

Total liabilities	3,418,119

Net assets	$215,750,846

Net assets consist of

Paid-in capital	$170,601,580
Accumulated net investment loss	(339,231)
Accumulated net realized gain (loss) on investments	10,502,205
Net unrealized appreciation (depreciation) on investments	34,986,292

Net assets	$215,750,846

16	Small Company Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($162,367,666 ÷ 5,664,254 shares)[1]	$28.67
Class I ($49,908,051 ÷ 1,719,592 shares)	$29.02
Class R1 ($1,374,945 ÷ 48,603 shares)	$28.29
Class R2 ($399,803 ÷ 13,896 shares)	$28.77
Class R3 ($172,106 ÷ 6,062 shares)	$28.39
Class R4 ($89,486 ÷ 3,108 shares)	$28.79
Class R5 ($322,597 ÷ 11,111 shares)	$29.03
Class R6 ($536,453 ÷ 18,445 shares)	$29.08
Class ADV ($579,739 ÷ 20,143 shares)	$28.78

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$30.18

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Small Company Fund	17

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 3-31-14

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$1,885,438
Interest	4,907

Total investment income	1,890,345

Expenses

Investment management fees	1,717,956
Distribution and service fees	431,251
Accounting and legal services fees	33,762
Transfer agent fees	260,062
Trustees’ fees	6,613
State registration fees	148,243
Printing and postage	31,730
Professional fees	52,874
Custodian fees	23,348
Registration and filing fees	44,130
Other	12,377

Total expenses	2,762,346
Less expense reductions	(120,657)

Net expenses	2,641,689

Net investment loss	(751,344)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	30,397,868
Realized gain on investments not meeting investment restrictions	8,128
30,405,996
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	7,354,143
7,354,143
Net realized and unrealized gain	37,760,139

Increase in net assets from operations	$37,008,795

18	Small Company Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	3-31-14	3-31-13

Increase (decrease) in net assets

From operations
Net investment loss	($751,344)	($404,857)
Net realized gain	30,405,996	19,083,415
Change in net unrealized appreciation (depreciation)	7,354,143	3,577,682

Increase in net assets resulting from operations	37,008,795	22,256,240

Distributions to shareholders
From net realized gain
Class A	(2,829,841)	—
Class I	(906,306)	—
Class R1	(24,020)	—
Class R2	(5,689)	—
Class R3	(2,815)	—
Class R4	(1,609)	—
Class R5	(5,888)	—
Class R6	(7,401)	—
Class ADV	(10,404)	—

Total distributions	(3,793,973)	—

From fund share transactions	10,957,047	(49,470,021)

Total increase (decrease)	44,171,869	(27,213,781)

Net assets

Beginning of year	171,578,977	198,792,758

End of year	$215,750,846	$171,578,977

Accumulated net investment loss	($339,231)	($8,270)

See notes to financial statements	Annual report | Small Company Fund	19

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10[1,2]	10-31-09

Per share operating performance

Net asset value, beginning of period	$24.10	$20.86	$21.44	$17.82	$14.68	$13.83
Net investment income (loss)[3]	(0.13)	(0.07)	(0.01)	(0.03)	(0.02)	—[4]
Net realized and unrealized gain (loss)
on investments	5.23	3.31	(0.57)	3.62	3.18	0.87
Total from investment operations	5.10	3.24	(0.58)	3.59	3.16	0.87
Less distributions
From net investment income	—	—	—	—	(0.02)	(0.02)
From net realized gain	(0.53)	—	—	—	—	—
Total distributions	(0.53)	—	—	—	(0.02)	(0.02)
Non-recurring reimbursement	—	—	—	0.03[5]	—	—
Net asset value, end of period	$28.67	$24.10	$20.86	$21.44	$17.82	$14.68
Total return (%)[6,7]	21.26	15.53	(2.71)	20.31	21.51[8]	6.34

Ratios and supplemental data

Net assets, end of period (in millions)	$162	$120	$129	$88	$92	$87
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47	1.54	1.54	1.49	1.66[9]	1.42
Expenses net of fee waivers	1.47	1.50	1.44	1.34	1.39[9]	1.39
Net investment loss	(0.47)	(0.36)	(0.07)	(0.17)	(0.23)[9]	(0.01)
Portfolio turnover (%)	85	97	133	159	42[10]	155

1 For the five month period ended 3-31-10. The fund changed its fiscal year end from October 31 to March 31.
2 After the close of business on 12-11-09, holders of Investor Shares of the former FMA Small Company Portfolio (the predecessor fund) became owners of an equal number of full and fractional Class A shares of John Hancock Small
Company Fund. These shares were first offered on 12-14-09. Additionally, the accounting and performance history of the Investor Shares of the predecessor fund was redesignated as that of John Hancock Small Company Fund
Class A.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P.,
Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
6 Does not reflect the effect of sales charges, if any.
7 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
8 Not annualized.
9 Annualized.
10 Portfolio turnover is shown for the period from 11-1-09 to 3-31-10.

20	Small Company Fund | Annual report	See notes to financial statements

CLASS I SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10[1,2]	10-31-09

Per share operating performance

Net asset value, beginning of period	$24.32	$20.96	$21.51	$17.84	$14.71	$13.84
Net investment income[3]	(0.04)	—[4]	0.07	0.02	—[4]	0.03
Net realized and unrealized gain (loss)
on investments	5.27	3.36	(0.58)	3.62	3.18	0.87
Total from investment operations	5.23	3.36	(0.51)	3.64	3.18	0.90
Less distributions
From net investment income	—	—	(0.04)	—	(0.05)	(0.03)
From net realized gain	(0.53)	—	—	—	—	—
Total distributions	(0.53)	—	(0.04)	—	(0.05)	(0.03)
Non-recurring reimbursement	—	—	—	0.03[5]	—	—
Net asset value, end of period	$29.02	$24.32	$20.96	$21.51	$17.84	$14.71
Total return (%)[6]	21.61	16.03	(2.34)	20.57	21.67[7]	6.56

Ratios and supplemental data

Net assets, end of period (in millions)	$50	$49	$69	$67	$36	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15	1.18	1.16	1.12	1.18[8]	1.17
Expenses net of fee waivers	1.14	1.11	1.04	1.11	1.14[8]	1.14
Net investment income (loss)	(0.15)	0.02	0.34	0.09	0.01[8]	0.24
Portfolio turnover (%)	85	97	133	159	42[9]	155

1 For the five month period ended 3-31-10. The fund changed its fiscal year end from October 31 to March 31.
2 After the close of business on 12-11-09, holders of Institutional Shares of the former FMA Small Company Portfolio
(the predecessor fund) became owners of an equal number of full and fractional Class I shares of John Hancock
Small Company Fund. These shares were first offered on 12-14-09. Additionally, the accounting and performance history of the Institutional Shares of the predecessor fund was redesignated as that of John Hancock Small Company
Fund Class I.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P.,
Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7 Not annualized.
8 Annualized.
9 Portfolio turnover is shown for the period from 11-1-09 to 3-31-10.

See notes to financial statements	Annual report | Small Company Fund	21

CLASS R1 SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11[1]

Per share operating performance

Net asset value, beginning of period	$23.87	$20.71	$21.37	$19.38
Net investment loss[2]	(0.21)	(0.13)	(0.08)	(0.07)
Net realized and unrealized gain (loss) on investments	5.16	3.29	(0.58)	2.03
Total from investment operations	4.95	3.16	(0.66)	1.96
Less distributions
From net realized gain	(0.53)	—	—	—
Total distributions	(0.53)	—	—	—
Non-recurring reimbursement	—	—	—	0.03[3]
Net asset value, end of period	$28.29	$23.87	$20.71	$21.37
Total return (%)[4]	20.84	15.26	(3.09)	10.27[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.94	4.37	13.34	7.22[7]
Expenses net of fee waivers	1.80	1.80	1.80	1.80[7]
Net investment loss	(0.82)	(0.60)	(0.40)	(0.42)[7]
Portfolio turnover (%)	85	97	133	159[8]

1 The inception date for Class R1 shares is 4-30-10.
2 Based on the average daily shares outstanding.
3 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P.,
Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-10 to 3-31-11.

CLASS R2 SHARES Period ended	3-31-14	3-31-13	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$24.21	$20.96	$20.56
Net investment income (loss)[2]	(0.14)	(0.08)	0.02
Net realized and unrealized gain on investments	5.23	3.33	0.38
Total from investment operations	5.09	3.25	0.40
Less distributions
From net realized gain	(0.53)	—	—
Total distributions	(0.53)	—	—
Net asset value, end of period	$28.77	$24.21	$20.96
Total return (%)[3]	21.12	15.51	1.95[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	7.99	20.22	16.31[6]
Expenses net of fee waivers	1.55	1.55	1.55[6]
Net investment income (loss)	(0.54)	(0.39)	1.31[6]
Portfolio turnover (%)	85	97	133[7]

1 The inception date for Class R2 shares is 3-1-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

22	Small Company Fund | Annual report	See notes to financial statements

CLASS R3 SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11[1]

Per share operating performance

Net asset value, beginning of period	$23.94	$20.76	$21.39	$19.38
Net investment loss[2]	(0.19)	(0.12)	(0.06)	(0.10)
Net realized and unrealized gain (loss) on investments	5.17	3.30	(0.57)	2.08
Total from investment operations	4.98	3.18	(0.63)	1.98
Less distributions
From net investment income	—	—	—	—
From net realized gain	(0.53)	—	—	—
Total distributions	(0.53)	—	—	—
Non-recurring reimbursement	—	—	—	0.03[3]
Net asset value, end of period	$28.39	$23.94	$20.76	$21.39
Total return (%)[4]	20.90	15.32	(2.95)	10.37[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	10.89	5.15	4.65	3.00[7]
Expenses net of fee waivers	1.70	1.70	1.70	1.70[7]
Net investment loss	(0.75)	(0.56)	(0.32)	(0.52)[7]
Portfolio turnover (%)	85	97	133	159[8]

1 The inception date for Class R3 shares is 4-30-10.
2 Based on the average daily shares outstanding.
3 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P.,
Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-10 to 3-31-11.

CLASS R4 SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11[1]

Per share operating performance

Net asset value, beginning of period	$24.17	$20.87	$21.44	$19.38
Net investment loss[2]	(0.08)	(0.03)	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	5.23	3.33	(0.56)	2.06
Total from investment operations	5.15	3.30	(0.57)	2.03
Less distributions
From net realized gain	(0.53)	—	—	—
Total distributions	(0.53)	—	—	—
Non-recurring reimbursement	—	—	—	0.03[3]
Net asset value, end of period	$28.79	$24.17	$20.87	$21.44
Total return (%)[4]	21.41	15.81	(2.66)	10.63[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	18.99	18.82	28.72	7.40[7]
Expenses net of fee waivers	1.30	1.31	1.40	1.40[7]
Net investment loss	(0.31)	(0.17)	(0.03)	(0.16)[7]
Portfolio turnover (%)	85	97	133	159[8]

1 The inception date for Class R4 shares is 4-30-10.
2 Based on the average daily shares outstanding.
3 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P.,
Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-10 to 3-31-11.

See notes to financial statements	Annual report | Small Company Fund	23

CLASS R5 SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11[1]

Per share operating performance

Net asset value, beginning of period	$24.32	$20.96	$21.50	$19.38
Net investment income[2]	(0.03)	0.01	0.05	0.01
Net realized and unrealized gain (loss) on investments	5.27	3.35	(0.56)	2.08
Total from investment operations	5.24	3.36	(0.51)	2.09
Less distributions
From net investment income	—	—	(0.03)	—
From net realized gain	(0.53)	—	—	—
Total distributions	(0.53)	—	(0.03)	—
Non-recurring reimbursement	—	—	—	0.03[3]
Net asset value, end of period	$29.03	$24.32	$20.96	$21.50
Total return (%)[4]	21.65	16.03	(2.34)	10.94[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.05	7.78	8.75	3.66[7]
Expenses net of fee waivers	1.10	1.10	1.10	1.10[7]
Net investment income	(0.11)	0.05	0.28	0.05[7]
Portfolio turnover (%)	85	97	133	159[8]

1 The inception date for Class R5 shares is 4-30-10.
2 Based on the average daily shares outstanding.
3 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P.,
Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-10 to 3-31-11.

CLASS R6 SHARES Period ended	3-31-14	3-31-13	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$24.34	$20.97	$18.69
Net investment income[2]	(0.02)	0.02	0.06
Net realized and unrealized gain on investments	5.29	3.35	2.26
Total from investment operations	5.27	3.37	2.32
Less distributions
From net investment income	—	—	(0.04)
From net realized gain	(0.53)	—	—
Total distributions	(0.53)	—	(0.04)
Net asset value, end of period	$29.08	$24.34	$20.97
Total return (%)[3]	21.75	16.07	12.45[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	7.66	18.63	15.46[6]
Expenses net of fee waivers	1.04	1.04	1.04[6]
Net investment income	(0.06)	0.11	0.55[6]
Portfolio turnover (%)	85	97	133[7]

1 The inception date for Class R6 shares is 9-1-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

24	Small Company Fund | Annual report	See notes to financial statements

CLASS ADV SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$24.17	$20.88	$21.44	$17.82	$15.71
Net investment income (loss)[2]	(0.09)	(0.04)	0.01	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	5.23	3.33	(0.57)	3.60	2.12
Total from investment operations	5.14	3.29	(0.56)	3.59	2.11
Less distributions
From net realized gain	(0.53)	—	—	—	—
Total distributions	(0.53)	—	—	—	—
Non-recurring reimbursement	—	—	—	0.03[3]	—
Net asset value, end of year	$28.78	$24.17	$20.88	$21.44	$17.82
Total return (%)[4]	21.37	15.76	(2.61)	20.31	13.43[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[6]	$1	$1	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.51	4.91	4.34	4.99	2.76[7]
Expenses net of fee waivers	1.34	1.34	1.34	1.34	1.33[7]
Net investment income (loss)	(0.35)	(0.20)	0.03	(0.07)	(0.17)[7]
Portfolio turnover (%)	85	97	133	159	42[8]

1 The inception date for Class ADV shares is 12-14-09.
2 Based on the average daily shares outstanding.
3 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P.,
Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-09 to 3-31-10.

See notes to financial statements	Annual report | Small Company Fund	25

Notes to financial statements

Note 1 — Organization

John Hancock Small Company Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek maximum long-term total return.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class ADV shares are available to investors who acquired Class A as a result of the reorganization of the FMA Small Company Portfolio into the fund and are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage, and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value

26	Small Company Fund | Annual report

of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

During the year ended March 31, 2014, the fund realized gains of $8,128 on the disposal of investments not meeting the fund’s respective investment guidelines.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended March 31, 2014 were $744. For the year ended March 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject

Annual report | Small Company Fund	27

to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of March 31, 2014, the fund has a capital loss carryforward of $2,112,610 available to offset future net realized capital gains, which expires March 31, 2017.

As of March 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Qualified late year ordinary losses of $339,231 are treated as occurring on April 1, 2014.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the year ended March 31, 2014 was $3,793,973 and $0 for the year ended March 31, 2013 of long-term capital gains.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2014, the components of distributable earnings on a tax basis consisted of $13,015,145 of undistributed long-term capital gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, net operating losses and litigation proceeds.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context,

28	Small Company Fund | Annual report

the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $500,000,000 of the fund’s average daily net assets; (b) 0.85% of the next $500,000,000 of the fund’s average daily net assets; and (c) 0.80% of the fund’s average daily net assets in excess of $1,000,000,000. The Advisor has a subadvisory agreement with Fiduciary Management Associates, LLC. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund’s total operating expenses at 1.50%, 1.14%, 1.80%, 1.55%, 1.70%, 1.30%, 1.10%, 1.04%, and 1.34% for Class A, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class ADV shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Effective February 1, 2014, for Class R6 shares, the Advisor has contractually agreed to waive and/ or reimburse all class specific expenses of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The fee waiver and/or reimbursement will continue in effect until June 30, 2015, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at the time. This waiver was in effect on a voluntary basis from January 1, 2014 to January 31, 2014.

For the year ended March 31, 2014, these expense reductions amounted to the following:

EXPENSE
CLASS	REDUCTIONS

Class A	$7,007
Class I	6,680
Class R1	13,877
Class R2	17,219
Class R3	14,236
Class R4	14,205
Class R5	14,227
Class R6	16,436
Class ADV	16,689

Total	$120,576

Annual report | Small Company Fund	29

The investment management fees, including the impact of the waivers and reimbursements as described on the previous page, incurred for the year ended March 31, 2014 were equivalent to a net annual effective rate of 0.84% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2014 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class R1, Class R2, Class R3, Class R4 and Class ADV shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class ADV	0.25%	—

The fund’s Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares to limit the 12b-1 fees on Class R4 shares to 0.15% of the average daily net assets of Class R4 shares, until at least June 30, 2015, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $81 for Class R4 shares for the year ended March 31, 2014.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $848,773 for the year ended March 31, 2014. Of this amount, $143,381 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $698,511 was paid as sales commissions to broker-dealers and $6,881 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2014, CDSCs received by the Distributor amounted to $55 for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost)

30	Small Company Fund | Annual report

of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended March 31, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$418,550	$203,124	$24,658	$23,905
Class I	—	55,672	16,837	6,572
Class R1	8,923	271	14,233	323
Class R2	985	59	17,623	42
Class R3	1,043	34	14,233	34
Class R4	248	18	14,233	37
Class R5	187	64	14,233	59
Class R6	—	53	16,094	412
Class ADV	1,315	767	16,099	346

Total	$431,251	$260,062	$148,243	$31,730

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the years ended March 31, 2014 and 2013 were as follows:

	Year ended 3-31-14		Year ended 3-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,552,359	$41,079,484	648,171	$13,996,105
Distributions reinvested	102,300	2,786,664	—	—
Repurchased	(960,191)	(25,436,592)	(1,849,095)	(38,523,453)

Net increase (decrease)	694,468	$18,429,556	(1,200,924)	($24,527,348)

Class I shares

Sold	193,388	$5,151,488	363,132	$7,645,212
Distributions reinvested	32,858	905,580	—	—
Repurchased	(535,308)	(14,085,302)	(1,604,409)	(33,154,811)

Net decrease	(309,062)	($8,028,234)	(1,241,277)	($25,509,599)

Annual report | Small Company Fund	31

	Year ended 3-31-14		Year ended 3-31-13
	Shares	Amount	Shares	Amount
Class R1 shares

Sold	29,686	$738,827	47,491	$991,428
Distributions reinvested	403	10,853	—	—
Repurchased	(20,611)	(529,775)	(15,819)	(322,300)

Net increase	9,478	$219,905	31,672	$669,128

Class R2 shares

Sold	10,063	$267,926	—	—
Distributions reinvested	13	347	—	—
Repurchased	(1,044)	(30,046)	—	—

Net increase	9,032	$238,227	—	—

Class R3 shares

Sold	2,952	$75,875	4,475	$92,681
Distributions reinvested	104	2,815	—	—
Repurchased	(15,649)	(367,890)	(7,140)	(146,770)

Net decrease	(12,593)	($289,200)	(2,665)	($54,089)

Class R4 shares

Sold	210	$5,535	1,685	$34,269
Distributions reinvested	34	930	—	—
Repurchased	(638)	(15,038)	(799)	(18,743)

Net increase (decrease)	(394)	($8,573)	886	$15,526

Class R5 shares

Sold	2,823	$74,455	2,226	$47,492
Distributions reinvested	214	5,888	—	—
Repurchased	(2,372)	(62,424)	(871)	(18,207)

Net increase	665	$17,919	1,355	$29,285

Class R6 shares

Sold	14,968	$422,603	99	$2,224
Distributions reinvested	166	4,584	—	—
Repurchased	(2,233)	(59,675)	(46)	(919)

Net increase	12,901	$367,512	53	$1,305

Class ADV shares

Sold	—	—	119	$2,527
Distributions reinvested	381	$10,404	—	—
Repurchased	(20)	(469)	(4,396)	(96,756)

Net increase (decrease)	361	$9,935	(4,277)	($94,229)

Total net increase (decrease)	404,856	$10,957,047	(2,415,177)	($49,470,021)

Affiliates of the fund owned 35%, 42% and 29% of shares of beneficial interest of Class R2, Class R4 and Class R6, respectively, on March 31, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $164,248,536 and $158,547,817, respectively, for the year ended March 31, 2014.

32	Small Company Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock Small Company Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Small Company Fund (the “Fund”) at March 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2014 by correspondence with the custodian, transfer agent and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 19, 2014

Annual report | Small Company Fund	33

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2014.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $3,793,973 in capital gain dividends.

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

34	Small Company Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2012	228

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2012	228

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	228

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	228

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Annual report | Small Company Fund	35

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2012	228

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2012	228

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	228

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2012	228

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	228

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

36	Small Company Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2008	228

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees4

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	228

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	228

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth		Officer
Position(s) held with fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Hugh McHaffie, Born: 1959		2012

President*
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC, and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010); President (since 2012) and former Trustee (2010–2012), John Hancock retail funds,[3] President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

*Until 3-13-14.

Annual report | Small Company Fund	37

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
President**
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).

**Effective 3-13-14.

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,[3]
John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.
2 Member of the Audit Committee.
3 “John Hancock retail funds” comprises John Hancock Funds III and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds.
4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

38	Small Company Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Fiduciary Management Associates, LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott#	Legal counsel
President	K&L Gates LLP

Thomas M. Kinzler	Independent registered
Secretary and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Hugh McHaffie**
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14
**Until 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | Small Company Fund	39

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Small Company Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	348A 3/14
MF181825	5/14

John Hancock
Disciplined Value Mid Cap Fund

Annual report 3/31/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended March 31, 2014

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	1-year	5-year	10-year

Class A1	21.91	24.79	11.18	21.91	202.60	188.69

Class C1	26.32	25.09	10.89	26.32	206.33	181.21

Class I1,2	28.67	26.46	12.16	28.67	223.41	215.14

Class R2[1,2]	28.15	25.87	11.57	28.15	215.96	198.99

Class R4[1,2]	28.30	26.26	11.98	28.30	220.90	210.08

Class R6[1,2]	28.81	26.58	12.24	28.81	224.91	217.25

Class ADV[1,2]	28.19	26.04	11.74	28.19	218.04	203.51

Index†	22.95	26.35	10.24	22.95	222.02	165.13

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class ADV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers or expense limitations are contractual at least until 6-30-14 for Class R2 shares and until 6-30-15 for Class R4 and Class ADV shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4*^	Class R6	Class ADV
Net (%)	1.27	2.08	0.93	1.40	1.15	0.89	1.25
Gross (%)	1.27	2.08	0.93	2.36	1.28	0.89	3.74

* Expenses have been estimated for the class’s first full year of operations.

^ The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver will remain in effect through 6-30-15.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Russell Midcap Value Index.

See the following page for footnotes.

6	Disciplined Value Mid Cap Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class C3	3-31-04	$28,121	$28,121	$26,513

Class I2	3-31-04	31,514	31,514	26,513

Class R2[2]	3-31-04	29,899	29,899	26,513

Class R4[2]	3-31-04	31,008	31,008	26,513

Class R6[2]	3-31-04	31,725	31,725	26,513

Class ADV[2]	3-31-04	30,351	30,351	26,513

Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 After the close of business on 7-9-10, holders of Investor Class Shares and Institutional Class Shares of the former Robeco Boston Partners Mid Cap Value Fund (the predecessor fund) became owners of an equal number of full and fractional Class A and Class I shares, respectively, of John Hancock Disciplined Value Mid Cap Fund. Class A, Class I, and Class ADV shares were first offered on 7-12-10. The returns prior to this date for Class A and Class ADV shares are those of the predecessor fund’s Investor Class Shares recalculated to reflect the gross fees and expenses of the fund’s Class A and Class ADV shares. For Class I shares, the returns prior to this date are those of the predecessor fund’s Institutional Class Shares recalculated to reflect the gross fees and expenses of the fund’s Class I shares. Class C, Class R6, Class R2, and Class R4 shares were first offered on 8-15-11, 9-1-11, 3-1-12, and 7-2-13, respectively; the returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class C, Class R6, Class R2, and Class R4 shares, as applicable.

2 For certain types of investors, as described in the fund’s prospectuses.

3 The contingent deferred sales charge is not applicable.

Annual report | Disciplined Value Mid Cap Fund	7

Management’s discussion of
Fund performance

By Robeco Boston Partners, a division of Robeco Investment
Management, Inc.

The stock market gained significant ground during the 12-month reporting period ended March 31, 2014. The U.S. economy continued its sluggish but steady growth pace. In addition, company fundamentals continued to improve. The bigger factor during the reporting period was multiple expansion, however, meaning that investors became less risk averse and bid up prices relative to expected earnings.

For the 12-month period ended March 31, 2014, John Hancock Disciplined Value Mid Cap Fund’s Class A shares had a total return of 28.30%, excluding sales charges. That performance beat the 22.95% return of the benchmark Russell Midcap Value Index.

Relative to the benchmark, the fund benefited from good stock picking, especially in the financials, consumer staples, and consumer discretionary sectors. Within financials, securities brokerage company TD Ameritrade Holding Corp. was the strongest individual contributor. In consumer staples, the fund’s position in beverage company Constellation Brands, Inc. was especially productive, while in consumer discretionary, Lear Corp., a maker of automotive seating and electrical power management systems, added value.

Despite the fund’s favorable results, certain stocks failed to meet our expectations. In industrials, for example, employment agency Robert Half International, Inc. lagged. Another notable detractor was Taubman Centers, Inc., a real estate investment trust that we sold before period end. Also, the fund was hurt by its modest cash allocation, which hindered results in a rising market, and by lacking exposure to the strong-performing telecommunication services sector.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

8	Disciplined Value Mid Cap Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2013, with the same investment held until March 31, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 10-1-2013	on 3-31-2014	ended 3-31-2014[1]	expense ratio

Class A	$1,000.00	$1,153.40	$6.23	1.16%

Class C	1,000.00	1,148.50	10.28	1.92%

Class I	1,000.00	1,154.70	4.78	0.89%

Class R2	1,000.00	1,152.00	6.87	1.28%

Class R4	1,000.00	1,153.20	6.17	1.15%

Class R6	1,000.00	1,155.20	4.30	0.80%

Class ADV	1,000.00	1,152.30	6.71	1.25%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Disciplined Value Mid Cap Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2013, with the same investment held until March 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 10-1-2013	on 3-31-2014	ended 3-31-2014[1]	expense ratio

Class A	$1,000.00	$1,019.10	$5.84	1.16%

Class C	1,000.00	1,015.40	9.65	1.92%

Class I	1,000.00	1,020.50	4.48	0.89%

Class R2	1,000.00	1,018.50	6.44	1.28%

Class R4	1,000.00	1,019.40	5.79	1.15%

Class R6	1,000.00	1,020.90	4.03	0.80%

Class ADV	1,000.00	1,018.90	6.29	1.25%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Disciplined Value Mid Cap Fund | Annual report

Portfolio summary

Top 10 Holdings (15.5% of Net Assets on 3-31-14)[1,2]

TD Ameritrade Holding Corp.	2.0%	Raymond James Financial, Inc.	1.5%

Lear Corp.	2.0%	Omnicare, Inc.	1.4%

Western Digital Corp.	1.6%	Macy’s, Inc.	1.4%

BB&T Corp.	1.5%	Constellation Brands, Inc., Class A	1.3%

Graphic Packaging Holding Company	1.5%	Arrow Electronics, Inc.	1.3%

Sector Composition[1,3]

Financials	28.2%	Materials	6.7%

Information Technology	15.3%	Energy	6.3%

Industrials	13.1%	Utilities	5.0%

Consumer Discretionary	10.6%	Consumer Staples	3.6%

Health Care	7.9%	Short-Term Investments & Other	3.3%

1 As a percentage of net assets on 3-31-14.

2 Cash and cash equivalents not included.

3 The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Value stocks may decline in price. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Large company stocks could fall out of favor, and illiquid securities may be difficult to sell at a price approximating their value. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

Annual report | Disciplined Value Mid Cap Fund	11

Fund’s investments

As of 3-31-14

	Shares	Value
Common Stocks 96.7%	$8,003,931,933

(Cost $6,289,793,018)

Consumer Discretionary 10.6%		879,780,795

Auto Components 3.0%

Lear Corp.	1,986,109	166,277,045

TRW Automotive Holdings Corp. (I)	1,046,005	85,374,928

Diversified Consumer Services 0.5%

Apollo Education Group, Inc. (I)	1,244,900	42,625,376

Household Durables 1.1%

Newell Rubbermaid, Inc.	3,032,404	90,668,880

Internet & Catalog Retail 0.7%

Expedia, Inc.	750,250	54,393,125

Leisure Products 0.9%

Brunswick Corp.	1,684,039	76,270,126

Media 1.8%

CBS Corp., Class B	1,478,415	91,366,047

Omnicom Group, Inc.	811,075	58,884,045

Multiline Retail 1.4%

Macy’s, Inc.	1,918,285	113,735,118

Specialty Retail 1.2%

Foot Locker, Inc.	1,413,175	66,390,962

Williams-Sonoma, Inc.	507,130	33,795,143

Consumer Staples 3.6%		293,910,945

Beverages 2.1%

Coca-Cola Enterprises, Inc.	876,945	41,882,893

Constellation Brands, Inc., Class A (I)	1,307,010	111,056,640

Dr. Pepper Snapple Group, Inc.	412,075	22,441,605

Food Products 1.0%

Tyson Foods, Inc., Class A	1,823,525	80,253,335

Tobacco 0.5%

Lorillard, Inc.	707,775	38,276,472

Energy 6.3%		520,603,259

Energy Equipment & Services 0.7%

Cameron International Corp. (I)	515,955	31,870,540

Ensco PLC, Class A	463,610	24,469,336

12	Disciplined Value Mid Cap Fund | Annual report	See notes to financial statements

	Shares	Value
Oil, Gas & Consumable Fuels 5.6%

Energen Corp.	993,500	$80,284,735

EQT Corp.	726,135	70,413,311

Kosmos Energy, Ltd. (I)	2,336,467	25,701,137

Marathon Oil Corp.	1,110,661	39,450,679

Marathon Petroleum Corp.	640,220	55,724,749

Noble Energy, Inc.	771,325	54,794,928

QEP Resources, Inc.	1,128,885	33,234,374

Rosetta Resources, Inc. (I)	604,793	28,171,258

Tesoro Corp.	649,450	32,855,676

Valero Energy Corp.	821,705	43,632,536

Financials 28.2%		2,336,511,336

Banks 6.8%

BB&T Corp.	3,136,095	125,976,936

Comerica, Inc.	1,534,450	79,484,510

East West Bancorp, Inc.	2,474,985	90,336,953

Fifth Third Bancorp	4,625,310	106,150,865

Huntington Bancshares, Inc.	7,384,465	73,623,116

SunTrust Banks, Inc.	2,190,710	87,168,351

Capital Markets 5.1%

Raymond James Financial, Inc.	2,239,070	125,231,179

SEI Investments Company	1,549,516	52,079,233

State Street Corp.	468,770	32,602,954

TD Ameritrade Holding Corp.	4,907,790	166,619,471

The Charles Schwab Corp.	1,852,310	50,623,632

Consumer Finance 1.4%

Discover Financial Services	1,315,940	76,574,549

SLM Corp.	1,518,475	37,172,268

Diversified Financial Services 0.8%

McGraw-Hill Financial, Inc.	579,304	44,200,895

Moody’s Corp.	324,945	25,774,637

Insurance 7.3%

Alleghany Corp. (I)	204,038	83,121,000

Arch Capital Group, Ltd. (I)	430,520	24,772,121

Axis Capital Holdings, Ltd.	1,028,000	47,133,800

Loews Corp.	1,083,680	47,736,104

Marsh & McLennan Companies, Inc.	2,213,715	109,136,150

Reinsurance Group of America, Inc.	990,210	78,850,422

Symetra Financial Corp.	1,294,371	25,654,433

The Allstate Corp.	1,462,550	82,751,079

Torchmark Corp.	1,305,434	102,737,656

Real Estate Investment Trusts 6.8%

American Assets Trust, Inc.	796,627	26,878,195

Boston Properties, Inc.	870,255	99,670,305

BRE Properties, Inc.	878,440	55,148,463

Equity Residential	1,700,425	98,607,646

Kimco Realty Corp.	2,319,375	50,747,925

Regency Centers Corp.	1,166,139	59,543,057

See notes to financial statements	Annual report | Disciplined Value Mid Cap Fund	13

	Shares	Value
Real Estate Investment Trusts (continued)

SL Green Realty Corp.	684,760	$68,900,551

The Macerich Company	983,045	61,273,195

Ventas, Inc.	664,185	40,229,685

Health Care 7.9%		654,935,132

Health Care Equipment & Supplies 2.0%

Boston Scientific Corp. (I)	2,739,355	37,036,080

CareFusion Corp. (I)	2,582,635	103,873,580

Teleflex, Inc.	229,570	24,619,087

Health Care Providers & Services 5.4%

AmerisourceBergen Corp.	1,196,170	78,456,790

Cardinal Health, Inc.	788,070	55,149,139

Cigna Corp.	973,190	81,485,199

DaVita HealthCare Partners, Inc. (I)	438,740	30,207,249

McKesson Corp.	484,095	85,476,654

Omnicare, Inc.	1,954,410	116,619,645

Life Sciences Tools & Services 0.5%

ICON PLC (I)	883,527	42,011,709

Industrials 13.1%		1,088,006,278

Aerospace & Defense 1.5%

Cubic Corp.	444,425	22,696,785

Curtiss-Wright Corp.	531,742	33,786,887

Huntington Ingalls Industries, Inc.	683,982	69,943,999

Building Products 0.7%

Masco Corp.	2,753,955	61,165,341

Construction & Engineering 0.7%

Fluor Corp.	724,760	56,335,595

Electrical Equipment 0.3%

Hubbell, Inc., Class B	221,402	26,539,458

Industrial Conglomerates 0.4%

Carlisle Companies, Inc.	428,930	34,031,306

Machinery 4.3%

Dover Corp.	1,111,374	90,854,825

Flowserve Corp.	1,294,760	101,431,498

Parker Hannifin Corp.	888,780	106,395,854

Stanley Black & Decker, Inc.	292,550	23,766,762

Timken Company	571,535	33,594,827

Professional Services 4.5%

Equifax, Inc.	946,055	64,360,122

FTI Consulting, Inc. (I)	438,393	14,616,023

ManpowerGroup, Inc.	1,244,380	98,094,475

Robert Half International, Inc.	2,605,171	109,286,923

Towers Watson & Company, Class A	770,081	87,827,738

Trading Companies & Distributors 0.7%

WESCO International, Inc. (I)(L)	640,205	53,277,860

14	Disciplined Value Mid Cap Fund | Annual report	See notes to financial statements

	Shares	Value
Information Technology 15.3%	$1,265,633,556

Communications Equipment 1.3%

Brocade Communications Systems, Inc. (I)	5,513,395	58,497,121

Harris Corp.	708,650	51,844,834

Electronic Equipment, Instruments & Components 3.9%

Arrow Electronics, Inc. (I)	1,846,757	109,623,496

Avnet, Inc.	1,763,859	82,072,359

Flextronics International, Ltd. (I)	3,042,738	28,114,899

Jabil Circuit, Inc.	2,321,970	41,795,460

Knowles Corp. (I)	555,689	17,543,102

TE Connectivity, Ltd.	685,124	41,251,316

Internet Software & Services 0.6%

IAC/InterActiveCorp	336,979	24,056,931

NetEase.com, Inc., ADR	348,305	23,440,927

IT Services 3.0%

Alliance Data Systems Corp. (I)	123,700	33,702,065

Amdocs, Ltd.	1,958,095	90,973,094

Fidelity National Information Services, Inc.	454,645	24,300,775

Global Payments, Inc.	365,675	26,003,149

Total System Services, Inc.	757,420	23,033,142

Vantiv, Inc., Class A (I)	1,635,575	49,427,077

Semiconductors & Semiconductor Equipment 3.3%

Analog Devices, Inc.	1,294,560	68,792,918

Avago Technologies, Ltd.	1,121,555	72,239,358

LSI Corp.	6,224,860	68,909,200

ON Semiconductor Corp. (I)	7,223,744	67,903,194

Software 0.7%

Activision Blizzard, Inc.	2,734,705	55,897,370

Technology Hardware, Storage & Peripherals 2.5%

Seagate Technology PLC	1,259,110	70,711,618

Western Digital Corp.	1,475,715	135,500,151

Materials 6.7%		552,299,056

Chemicals 1.8%

H.B. Fuller Company	1,339,502	64,671,157

Minerals Technologies, Inc.	530,447	34,245,658

Valspar Corp.	679,465	49,003,016

Containers & Packaging 4.1%

Crown Holdings, Inc. (I)	2,178,655	97,473,025

Graphic Packaging Holding Company (I)	12,341,787	125,392,556

Owens-Illinois, Inc. (I)	2,231,925	75,506,023

Rock-Tenn Company, Class A	355,565	37,536,997

Paper & Forest Products 0.8%

International Paper Company	1,492,385	68,470,624

See notes to financial statements	Annual report | Disciplined Value Mid Cap Fund	15

		Shares	Value
Utilities 5.0%			$412,251,576

Electric Utilities 3.0%

American Electric Power Company, Inc.		1,449,355	73,424,324

Edison International		1,279,385	72,425,985

FirstEnergy Corp.		619,580	21,084,307

Great Plains Energy, Inc.		1,636,055	44,238,927

Westar Energy, Inc. (L)		949,125	33,371,235

Independent Power and Renewable Electricity Producers 0.7%

AES Corp.		4,084,384	58,325,004

Multi-Utilities 1.3%

Alliant Energy Corp.		889,129	50,511,418

Ameren Corp.		811,400	33,429,680

PG&E Corp.		588,905	25,440,696

	Yield (%)	Shares	Value
Securities Lending Collateral 0.6%			$46,634,527

(Cost $46,629,664)

John Hancock Collateral Investment Trust (W)	0.1476 (Y)	4,660,191	46,634,527

Short-Term Investments 1.6%			$131,155,867

(Cost $131,155,867)

Money Market Funds 1.6%			131,155,867
State Street Institutional US Government
Money Market Fund	0.0000 (Y)	131,155,867	131,155,867

Total investments (Cost $6,467,578,549)† 98.9%		$8,181,722,327

Other assets and liabilities, net 1.1%			$94,878,235

Total net assets 100.0%		$8,276,600,562

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 3-31-14.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 3-31-14.

† At 3-31-14, the aggregate cost of investment securities for federal income tax purposes was $6,486,674,062. Net unrealized appreciation aggregated $1,695,048,265, of which $1,701,122,610 related to appreciated investment securities and $6,074,345 related to depreciated investment securities.

16	Disciplined Value Mid Cap Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-14

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $6,420,948,885)
including $46,328,508 of securities loaned	$8,135,087,800
Investments in affiliated issuers, at value (Cost $46,629,664)	46,634,527

Total investments, at value (Cost $6,467,578,549)	8,181,722,327
Receivable for fund shares sold	150,649,065
Dividends and interest receivable	8,547,749
Receivable for securities lending income	6,355
Receivable due from advisor	726
Other receivables and prepaid expenses	244,080

Total assets	8,341,170,302

Liabilities

Payable for investments purchased	4,968,845
Payable for fund shares repurchased	10,949,217
Payable upon return of securities loaned	46,629,850
Payable to affiliates
Accounting and legal services fees	224,458
Transfer agent fees	814,952
Distribution and service fees	63,745
Trustees’ fees	3,579
Other liabilities and accrued expenses	915,094

Total liabilities	64,569,740

Net assets	$8,276,600,562

Net assets consist of

Paid-in capital	$6,514,401,526
Undistributed net investment income	4,106,624
Accumulated net realized gain (loss) on investments and investments	43,948,634
Net unrealized appreciation (depreciation) on investments	1,714,143,778

Net assets	$8,276,600,562

See notes to financial statements	Annual report | Disciplined Value Mid Cap Fund	17

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($3,085,704,094 ÷ 169,286,137 shares)[1]	$18.23
Class C ($328,759,329 ÷ 17,744,658 shares)[1]	$18.53
Class I ($4,168,070,628 ÷ 221,563,145 shares)	$18.81
Class R2 ($205,429,296 ÷ 10,941,719 shares)	$18.77
Class R4 ($43,708,751 ÷ 2,323,694 shares)	$18.81
Class R6 ($444,085,182 ÷ 23,610,124 shares)	$18.81
Class ADV ($843,282 ÷ 46,330 shares)	$18.20

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$19.19

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

18	Disciplined Value Mid Cap Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 3-31-14

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$78,001,164
Securities lending	249,948
Interest	2,021

Total investment income	78,253,133

Expenses

Investment management fees	38,300,444
Distribution and service fees	7,471,929
Accounting and legal services fees	714,583
Transfer agent fees	6,496,643
Trustees’ fees	150,065
State registration fees	265,215
Printing and postage	369,877
Professional fees	155,232
Custodian fees	527,506
Registration and filing fees	598,862
Other	69,515

Total expenses	55,119,871
Less expense reductions	(305,692)

Net expenses	54,814,179

Net investment income	23,438,954

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	133,768,439
Investments in affiliated issuers	13,753
133,782,192
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	1,183,080,437
Investments in affiliated issuers	(39,633)
1,183,040,804
Net realized and unrealized gain	1,316,822,996

Increase in net assets from operations	$1,340,261,950

See notes to financial statements	Annual report | Disciplined Value Mid Cap Fund	19

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	3-31-14	3-31-13

Increase (decrease) in net assets

From operations
Net investment income	$23,438,954	$11,243,225
Net realized gain	133,782,192	30,985,395
Change in net unrealized appreciation (depreciation)	1,183,040,804	384,304,783

Increase in net assets resulting from operations	1,340,261,950	426,533,403

Distributions to shareholders
From net investment income
Class A	(6,093,145)	(2,921,623)
Class I	(14,534,231)	(7,726,525)
Class R2	(209,855)	(4,135)
Class R4	(24,622)	—
Class R6	(1,302,378)	(455,223)
Class ADV	(1,510)	(2,703)
From net realized gain
Class A	(45,165,032)	—
Class C	(4,668,972)	—
Class I	(57,231,207)	—
Class R2	(1,998,367)	—
Class R4	(163,136)	—
Class R6	(4,161,455)	—
Class ADV	(14,505)	—

Total distributions	(135,568,415)	(11,110,209)

From fund share transactions	3,934,879,351	1,233,265,665

Total increase	5,139,572,886	1,648,688,859

Net assets

Beginning of year	3,137,027,676	1,488,338,817

End of year	$8,276,600,562	$3,137,027,676

Undistributed net investment income	$4,106,624	$2,833,411

20	Disciplined Value Mid Cap Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11[1]	8-31-10[2]	8-31-09[3]

Per share operating performance

Net asset value, beginning of period	$14.51	$12.41	$11.98	$8.66	$8.10	$9.08
Net investment income[4]	0.05	0.05	0.04	0.01	0.01[5]	0.07
Net realized and unrealized gain (loss)
on investments	4.03	2.09	0.42	3.32	0.60	(0.98)[6]
Total from investment operations	4.08	2.14	0.46	3.33	0.61	(0.91)
Less distributions
From net investment income	(0.04)	(0.04)	—	(0.01)	(0.05)	(0.07)
From net realized gain	(0.32)	—	(0.03)	—	—	—[7]
Total distributions	(0.36)	(0.04)	(0.03)	(0.01)	(0.05)	(0.07)
Net asset value, end of period	$18.23	$14.51	$12.41	$11.98	$8.66	$8.10
Total return (%)[8,9]	28.30	17.31	3.92	38.47[10]	7.54	(9.79)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$3,086	$1,169	$517	$171	$75	$14
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18	1.27	1.33	1.35[11]	1.56	1.93
Expenses net of fee waivers and credits	1.17	1.27	1.29	1.25[11]	1.25	1.25
Net investment income	0.32	0.38	0.32	0.10[11]	0.09	1.09
Portfolio turnover (%)	39	55	41	27	38	58

1 For the seven month period ended 3-31-11. The fund changed its fiscal year end from August 31 to March 31.
2 After the close of business on 7-9-10, holders of Investor Class Shares of the former Robeco Boston Partners
Mid Cap Value Fund (the predecessor fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Disciplined Value Mid Cap Fund. These shares were first offered on 7-12-10. Additionally, the accounting and performance history of the Investor Class Shares of the predecessor fund was redesignated as that of John Hancock Disciplined Value Mid Cap Fund Class A.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 The amount shown for a share outstanding may differ with the distributions from net investment income for the period due to the timing of distributions in relations to fluctuations of shares outstanding during the period.
6 In 2009, the investment advisor fully reimbursed the fund for a loss on a transaction not meeting the fund’s investment guidelines, which otherwise would have reduced total return by 0.11% and net realized and unrealized gain/(loss) on investment by $0.01 per share.
7 Less than $0.01 per share.
8 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
9 Does not reflect the effect of sales charges, if any.
10 Not annualized.
11 Annualized.

See notes to financial statements	Annual report | Disciplined Value Mid Cap Fund	21

CLASS C SHARES Period ended	3-31-14	3-31-13	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$14.82	$12.74	$10.63
Net investment loss[2]	(0.07)	(0.05)	(0.02)
Net realized and unrealized gain on investments	4.10	2.13	2.16
Total from investment operations	4.03	2.08	2.14
Less distributions
From net realized gain	(0.32)	—	(0.03)
Net asset value, end of period	$18.53	$14.82	$12.74
Total return (%)[3,4]	27.32	16.33	20.22[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$329	$90	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	1.94	2.08	2.10[6]
Expenses net of fee waivers and credits	1.93	2.08	2.10[6]
Net investment loss	(0.43)	(0.39)	(0.26)[6]
Portfolio turnover (%)	39	55	41[7]

1 The inception date for Class C shares is 8-15-11.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

CLASS I SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11[1]	8-31-10[2]	8-31-09[3]

Per share operating performance

Net asset value, beginning of period	$14.95	$12.79	$12.33	$8.92	$8.34	$9.35
Net investment income[4]	0.10	0.09	0.07	0.03	0.04[5]	0.09
Net realized and unrealized gain (loss)
on investments	4.16	2.15	0.45	3.41	0.61	(1.01)[6]
Total from investment operations	4.26	2.24	0.52	3.44	0.65	(0.92)
Less distributions
From net investment income	(0.08)	(0.08)	(0.03)	(0.03)	(0.07)	(0.09)
From net realized gain	(0.32)	—	(0.03)	—	—	—[7]
Total distributions	(0.40)	(0.08)	(0.06)	(0.03)	(0.07)	(0.09)
Net asset value, end of period	$18.81	$14.95	$12.79	$12.33	$8.92	$8.34
Total return (%)[9]	28.67	17.64	4.28	38.64[8]	7.76	(9.50)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$4,168	$1,762	$948	$254	$87	$33
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.93	0.98	0.99[10]	1.28	1.69
Expenses net of fee waivers and credits	0.89	0.93	0.98	0.99[10]	1.00	1.00
Net investment income	0.59	0.71	0.63	0.37[10]	0.41	1.33
Portfolio turnover (%)	39	55	41	27	38	58

1 For the seven month period ended 3-31-11. The fund changed its fiscal year end from August 31 to March 31.
2 After the close of business on 7-9-10, holders of Institutional Class Shares of the former Robeco Boston Partners
Mid Cap Value Fund (the predecessor fund) became owners of an equal number of full and fractional Class I shares of the John Hancock Disciplined Value Mid Cap Fund. These shares were first offered on 7-12-10. Additionally, the accounting and performance history of the Institutional Class Shares of the predecessor fund was redesignated as that of John Hancock Disciplined Value Mid Cap Fund Class I.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 The amount shown for a share outstanding may differ with the distributions from net investment income for the period due to the timing of distributions in relations to fluctuations of shares outstanding during the period.
6 In 2009, the investment advisor fully reimbursed the fund for a loss on a transaction not meeting the fund’s investment guidelines, which otherwise would have reduced total return by 0.11% and net realized and unrealized gain/(loss) on investment by $0.01 per share.
7 Less than $0.01 per share.
8 Not annualized.
9 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
10 Annualized.

22	Disciplined Value Mid Cap Fund | Annual report	See notes to financial statements

CLASS R2 SHARES Period ended	3-31-14	3-31-13	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$14.94	$12.78	$12.43
Net investment income[2]	0.04	0.05	0.01
Net realized and unrealized gain on investments	4.14	2.14	0.34
Total from investment operations	4.18	2.19	0.35
Less distributions
From net investment income	(0.03)	(0.03)	—
From net realized gain	(0.32)	—	—
Total distributions	(0.35)	(0.03)	—
Net asset value, end of period	$18.77	$14.94	$12.78
Total return (%)[3]	28.15	17.15	2.82[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$205	$15	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28	2.15	16.13[6]
Expenses net of fee waivers and credits	1.27	1.40	1.45[6]
Net investment income	0.25	0.33	1.00[6]
Portfolio turnover (%)	39	55	41[7]

1 The inception date for Class R2 shares is 3-1-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

CLASS R4 SHARES Period ended	3-31-14[1]

Per share operating performance

Net asset value, beginning of period	$15.63
Net investment income[2]	0.06
Net realized and unrealized gain on investments	3.49
Total from investment operations	3.55
Less distributions
From net investment income	(0.05)
From net realized gain	(0.32)
Total distributions	(0.37)
Net asset value, end of period	$18.81
Total return (%)[3]	22.85[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$44
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30[5]
Expenses net of fee waivers and credits	1.14[5]
Net investment income	0.44[5]
Portfolio turnover (%)	39[6]

1 The inception date for Class R4 shares is 7-2-13.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is shown for the period from 4-1-13 to 3-31-14.

See notes to financial statements	Annual report | Disciplined Value Mid Cap Fund	23

CLASS R6 SHARES Period ended	3-31-14	3-31-13	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$14.95	$12.79	$10.95
Net investment income[2]	0.12	0.11	0.08
Net realized and unrealized gain on investments	4.16	2.14	1.82
Total from investment operations	4.28	2.25	1.90
Less distributions
From net investment income	(0.10)	(0.09)	(0.03)
From net realized gain	(0.32)	—	(0.03)
Total distributions	(0.42)	(0.09)	(0.06)
Net asset value, end of period	$18.81	$14.95	$12.79
Total return (%)[3]	28.81	17.68	17.45[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$444	$100	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81	0.89	4.22[5]
Expenses including reductions	0.80	0.89	0.99[5]
Net investment income	0.71	0.84	1.25[5]
Portfolio turnover (%)	39	55	41[6]

1 The inception date for Class R6 shares is 9-1-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

CLASS ADV SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11[1]	8-31-10[2]

Per share operating performance

Net asset value, beginning of period	$14.49	$12.40	$11.97	$8.65	$8.86
Net investment income[3]	0.03	0.04	0.04	0.01	—[4]
Net realized and unrealized gain (loss) on investments	4.03	2.10	0.43	3.32	(0.21)
Total from investment operations	4.06	2.14	0.47	3.33	(0.21)
Less distributions
From net investment income	(0.03)	(0.05)	(0.01)	(0.01)	—
From net realized gain	(0.32)	—	(0.03)	—	—
Total distributions	(0.35)	(0.05)	(0.04)	(0.01)	—
Net asset value, end of period	$18.20	$14.49	$12.40	$11.97	$8.65
Total return (%)[5]	28.19	17.33	3.94	38.50[6]	(2.37)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$1	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.46	3.74	4.18	5.78[8]	1.42[8]
Expenses net of fee waivers and credits	1.25	1.25	1.25	1.25[8]	1.25[8]
Net investment income (loss)	0.19	0.35	0.37	0.15[8]	(0.37)[8]
Portfolio turnover (%)	39	55	41	27	38[9]

1 For the seven month period ended 3-31-11. The fund changed its fiscal year end from August 31 to March 31.
2 The inception date for Class ADV shares is 7-12-10.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

24	Disciplined Value Mid Cap Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Disciplined Value Mid Cap Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital with current income as a secondary objective.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class ADV shares are available only to investors who acquired Class A shares as a result of the reorganization of the Robeco Boston Partners Mid Cap Value Fund (the predecessor fund) into the fund and is closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ.

Effective January 31, 2014, the fund was closed to new investors as described in the fund’s prospectuses.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Securities that trade only in the over-the-counter market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,

Annual report | Disciplined Value Mid Cap Fund	25

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

26	Disciplined Value Mid Cap Fund | Annual report

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of operations. Commitment fees for the year ended March 31, 2014 were $3,485. For the year ended March 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

The tax character of distributions for the years ended March 31, 2014 and 2013 was as follows:

	MARCH 31, 2014	MARCH 31, 2013

Ordinary Income	$97,122,777	$11,110,209
Long-Term Capital Gain	$38,445,637	—
Total	$135,568,414	$11,110,209

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2014, the components of distributable earnings on a tax basis consisted of $34,189,784 of undistributed ordinary income and $32,960,988 of long-term capital gains.

Annual report | Disciplined Value Mid Cap Fund	27

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.800% of the first $500,000,000 of the fund’s average daily net assets; (b) 0.775% of the next $500,000,000 of the fund’s average daily net assets; (c) 0.750% of the next $500,000,000 of the fund’s average daily net assets; (d) 0.725% of the next $1,000,000,000 of the fund’s average daily net assets; and (e) 0.700% of the fund’s average daily net assets in excess of $2,500,000,000. The Advisor has a subadvisory agreement with Robeco Investment Management, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for certain share classes of the fund. This agreement excludes certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses and short dividend expense. The reimbursements are such that these expenses will not exceed 1.40%, 1.15% and 1.25% for Class R2, Class R4 and Class ADV shares, respectively. The fee waivers and/or expense reimbursements will continue in effect until June 30, 2014 for Class R2 shares and until June 30, 2015 for Class R4 and Class ADV shares, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. Prior to July 1, 2013, the fee waivers and/or reimbursements were such that these expenses would not exceed 1.35%, 2.10% and 1.04% for Class A, Class C and Class I shares, respectively. Prior to September 30, 2013, the fee waivers and/or reimbursements were such that these expenses would not exceed 0.95% for Class R6 shares.

28	Disciplined Value Mid Cap Fund | Annual report

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Accordingly, for the year ended March 31, 2014 these expense reductions amounted to the following:

EXPENSE
CLASS	REDUCTIONS

Class A	$107,685
Class C	10,907
Class I	144,954
Class R2	5,153
Class R4	3,578
Class R6	10,704
Class ADV	16,728
Total	$299,709

The investment management fees incurred for the year ended March 31, 2014 were equivalent to a net annual effective rate of 0.72% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2, Class R4 and Class ADV pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE	SERVICE FEE

Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class ADV	0.25%	—

Annual report | Disciplined Value Mid Cap Fund	29

Currently, only 0.25% is charged to Class A shares for Rule 12b-1 fees. The Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares to limit the 12b-1 fees on Class R4 shares to 0.15% of the average daily net assets of Class R4 shares, until at least June 30, 2015, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Accordingly, the fee limitation amounted to $5,983 for Class R4 shares for the year ended March 31, 2014.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $7,143,148 for the year ended March 31, 2014. Of this amount, $1,106,533 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $6,018,299 was paid as sales commissions to broker-dealers and $18,316 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2014, CDSCs received by the Distributor amounted to $8,587 and $44,959 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

30	Disciplined Value Mid Cap Fund | Annual report

Class level expenses. Class level expenses for the year ended March 31, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$5,050,010	$2,910,368	$95,760	$186,065
Class C	1,994,979	286,362	32,450	16,393
Class I	—	3,235,777	66,662	158,836
Class R2	405,361	19,187	20,490	3,798
Class R4	19,690	1,232	10,942	16
Class R6	—	42,615	21,656	4,639
Class ADV	1,889	1,102	17,255	130
Total	$7,471,929	$6,496,643	$265,215	$369,877

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the Statement of assets and liabilities. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	WEIGHTED AVERAGE	DAYS	WEIGHTED AVERAGE	INTEREST
BORROWER OR LENDER	LOAN BALANCE	OUTSTANDING	INTEREST RATE	EXPENSE

Lender	$18,328,427	2	0.44%	$447

Note 5 — Fund share transactions

Transactions in fund shares for the years ended March 31, 2014 and 2013 were as follows:

		Year ended 3-31-14		Year ended 3-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	112,071,109	$1,839,347,952	56,469,128	$711,395,855
Distributions reinvested	2,821,616	48,051,850	207,363	2,635,578
Repurchased	(26,206,076)	(433,557,584)	(17,712,702)	(224,518,358)

Net increase	88,686,649	$1,453,842,218	38,963,789	$489,513,075

Class C shares

Sold	12,392,250	$206,888,537	4,948,361	$64,502,527
Distributions reinvested	207,929	3,607,565	—	—
Repurchased	(909,781)	(15,444,379)	(487,904)	(6,303,855)

Net increase	11,690,398	$195,051,723	4,460,457	$58,198,672

Class I shares

Sold	141,646,631	$2,421,566,726	78,343,767	$1,035,883,636
Distributions reinvested	3,115,082	54,700,838	397,873	5,208,153
Repurchased	(41,066,594)	(701,790,233)	(35,018,145)	(451,367,677)

Net increase	103,695,119	$1,774,477,331	43,723,495	$589,724,112

Annual report | Disciplined Value Mid Cap Fund	31

		Year ended 3-31-14		Year ended 3-31-13
	Shares	Amount	Shares	Amount
Class R2 shares

Sold	11,612,161	$199,320,000	1,158,514	$16,418,697
Distributions reinvested	90,769	1,593,002	221	2,891
Repurchased	(1,786,411)	(31,002,655)	(141,580)	(2,063,617)

Net increase	9,916,519	$169,910,347	1,017,155	$14,357,971

Class R4 shares[1]

Sold	2,386,534	$43,658,507	—	—
Distributions reinvested	10,553	185,418	—	—
Repurchased	(73,393)	(1,340,621)	—	—

Net increase	2,323,694	$42,503,304	—	—

Class R6 shares

Sold	18,629,374	$327,775,557	6,859,308	$86,493,579
Distributions reinvested	311,330	5,463,834	34,776	455,223
Repurchased	(1,990,057)	(34,122,943)	(397,409)	(5,208,065)

Net increase	16,950,647	$299,116,448	6,496,675	$81,740,737

Class ADV shares

Sold	1,353	$21,000	797	$10,312
Distributions reinvested	941	16,015	213	2,703
Repurchased	(3,754)	(59,035)	(22,653)	(281,917)

Net increase	(1,460)	($22,020)	(21,643)	($268,902)

Total net increase	233,261,566	$3,934,879,351	94,639,928	$1,233,265,665

[1] The inception date for Class R4 shares is 7-2-13.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $5,726,681,435 and $2,031,998,296, respectively, for the year ended March 31, 2014.

32	Disciplined Value Mid Cap Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock Disciplined Value Mid Cap Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Disciplined Value Mid Cap Fund (the “Fund”) at March 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods ended March 31, 2014, 2013, 2012, 2011, and August 31, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2014 by correspondence with the custodian, transfer agents and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

The financial highlights of the Fund for periods ending August 31, 2009 were audited by another independent registered public accounting firm, whose report dated October 27, 2009 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 19, 2014

Annual report | Disciplined Value Mid Cap Fund	33

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2014.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $38,445,637 in capital gain dividends.

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

34	Disciplined Value Mid Cap Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2012	228

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2012	228

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	228

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	228

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Annual report | Disciplined Value Mid Cap Fund	35

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2012	228

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2012	228

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	228

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2012	228

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	228

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

36	Disciplined Value Mid Cap Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2008	228

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees4

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	228

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	228

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2012

President*
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC, and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010); President (since 2012) and former Trustee (2010–2012), John Hancock retail funds,[3] President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

*Until 3-13-14.

Annual report | Disciplined Value Mid Cap Fund	37

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
President**
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).

**Effective 3-13-14.

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,[3]
John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

38	Disciplined Value Mid Cap Fund | Annual report

More information

Trustees
James M. Oates, Chairperson	Investment advisor
Steven R. Pruchansky, Vice Chairperson	John Hancock Advisers, LLC
Charles L. Bardelis*
Craig Bromley†	Subadvisor
Peter S. Burgess*	Robeco Investment Management, Inc.
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Andrew G. Arnott#
President	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Hugh McHaffie**
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14
**Until 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | Disciplined Value Mid Cap Fund	39

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	363A 3/14
MF181826	5/14

John Hancock International Value Equity Fund

Annual report 3/31/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended March 31, 2014

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	1-year	5-year	10-year

Class A1,2	7.83	14.90	5.71	7.83	100.24	74.32

Class I1,2,3	13.87	16.34	6.38	13.87	113.16	85.55

Class R2[1,2,3]	13.48	16.17	6.20	13.48	111.55	82.54

Class R4[1,2,3]	13.73	16.45	6.46	13.73	114.13	87.07

Class R6[1,2,3]	14.08	16.75	6.73	14.08	116.93	91.89

Class NAV[1,2,3]	14.23	16.79	6.77	14.23	117.26	92.48

Index 1†	16.98	16.44	7.21	16.98	114.07	100.59

Index 2†	19.66	17.12	7.35	19.66	120.41	103.21

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 6-30-14 for Class A, Class I, Class R2, and Class R4 shares and until 6-30-15 for Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class NAV shares, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class R2	Class R4*	Class R6	Class NAV
Net (%)	1.60	1.29	1.68	1.43	1.08	1.08
Gross (%)	1.99	2.08	1.70	1.55	1.20	1.08

* The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect at least through 6-30-15.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the MSCI World ex-USA Index; Index 2 is the MSCI World ex-USA Value Index.

See the following page for footnotes.

6	International Value Equity Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class I3	3-31-04	$18,555	$18,555	$20,059	$20,321

Class R2[3]	3-31-04	18,254	18,254	20,059	20,321

Class R4[3]	3-31-04	18,707	18,707	20,059	20,321

Class R6[3]	3-31-04	19,189	19,189	20,059	20,321

Class NAV[3]	3-31-04	19,248	19,248	20,059	20,321

MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 After the close of business on 2-11-11, holders of Class A shares of the former Optique International Value Fund (the predecessor fund) became owners of an equal number of full and fractional Class A shares of John Hancock International Value Equity Fund. These shares were first offered on 2-14-11. Additionally, the accounting and performance history of the Class A shares of the predecessor fund was redesignated as that of John Hancock International Value Equity Fund Class A. Class I shares were first offered on 2-14-11; Class NAV shares were first offered on 12-16-11; Class R2, Class R4, and Class R6 shares were first offered on 7-2-13. Performance prior to these dates is that of Class A shares recalculated to reflect the gross fees and expenses of Class I, Class R2, Class R4, Class R6, and Class NAV shares, as applicable.

2 In October 2011, the adviser made a voluntary payment to the fund of $6,950, or approximately $0.018 per share. Without this payment, performance would have been lower.

3 For certain types of investors, as described in the fund’s prospectuses.

Annual report | International Value Equity Fund	7

Management’s discussion of

Fund performance

By John Hancock Asset Management
a division of Manulife Asset Management (US) LLC

Stocks in developed markets outside the United States posted strong gains during the 12 months ended March 31, 2014. Key catalysts included the eurozone’s return to modest economic growth following a lengthy recession, Japan’s initiation of monetary and stimulus policies to revive its long-stagnant economy, and the United Kingdom’s progress in extending its economic recovery. Many of the globe’s key central banks continued to embrace accommodative monetary policies, providing further support for equities.

During the period, John Hancock International Value Equity Fund’s Class A shares returned 13.51%, excluding sales charges. That result trailed the 16.98% return of the fund’s benchmark, the MSCI World ex-USA Index.

Key detractors from relative performance included our stock selection in the consumer discretionary sector and the fund’s out-of-benchmark holdings in emerging markets, which underperformed the broader market.

In consumer discretionary, electronics retailer Yamada Denki Company, Ltd. and camera and video equipment maker Nikon Corp. significantly weighed on performance. Both of these Japanese stocks fell sharply. We sold the fund’s positions in these two companies during the period. Emerging-market holdings that significantly detracted included state-controlled oil and gas companies CNOOC Ltd. (China) and Petroleo Brasileiro SA (Brazil). At the individual security level, the holding that had the largest negative impact was Barrick Gold Corp. (Canada). Declining precious metals prices sent shares of the mining company down sharply.

On the positive side, our stock selection in Europe and in the healthcare and industrials sectors benefited relative performance. Among European positions, Lonza Group AG (Switzerland) was the most significant contributor. Shares of the biopharmaceutical company rose sharply as a result of a successful restructuring of its business. Other European holdings that aided relative results included insurance company Aegon NV (Netherlands) and industrial components maker Rheinmetall AG (Germany). At the individual security level, pharmaceutical maker Shire PLC (Ireland) and insurer Aviva PLC (U.K.) were the most significant contributors. We sold the fund’s position in Shire during the period.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance does not guarantee future results.

8	International Value Equity Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2013, with the same investment held until March 31, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 10-1-2013	on 3-31-2014	ended 3-31-2014[1]	expense ratio

Class A	$1,000.00	$1,057.00	$8.21	1.60%

Class I	1,000.00	1,058.00	6.62	1.29%

Class R2	1,000.00	1,056.00	8.56	1.67%

Class R4	1,000.00	1,057.60	7.28	1.42%

Class R6	1,000.00	1,059.00	5.65	1.10%

Class NAV	1,000.00	1,060.30	5.29	1.03%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | International Value Equity Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2013, with the same investment held until March 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 10-1-2013	on 3-31-2014	ended 3-31-2014[1]	expense ratio

Class A	$1,000.00	$1,017.00	$8.05	1.60%

Class I	1,000.00	1,018.50	6.49	1.29%

Class R2	1,000.00	1,016.60	8.40	1.67%

Class R4	1,000.00	1,017.90	7.14	1.42%

Class R6	1,000.00	1,019.40	5.54	1.10%

Class NAV	1,000.00	1,019.80	5.19	1.03%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	International Value Equity Fund | Annual report

Portfolio summary

Top 10 Holdings (11.4% of Net Assets on 3-31-14)[1,2]

The Toronto-Dominion Bank	1.8%	Royal Dutch Shell PLC, A Shares	1.0%

Toyota Motor Corp.	1.3%	China Petroleum & Chemical
		Corp., H Shares	1.0%
Novartis AG	1.1%
		HSBC Holdings PLC	1.0%
SAP AG	1.1%
		Merck KGaA	1.0%
Total SA	1.1%
		Vodafone Group PLC	1.0%

Sector Composition[1,3]

Financials	23.0%	Materials	7.8%

Consumer Staples	10.5%	Telecommunication Services	6.8%

Consumer Discretionary	10.2%	Information Technology	5.5%

Industrials	10.1%	Utilities	4.1%

Health Care	9.0%	Short-Term Investments & Other	4.3%

Energy	8.7%

1 As a percentage of net assets on 3-31-14.

2 Cash and cash equivalents not included.

3 Foreign investing has, especially in emerging markets, additional risks, such as currency and market volatility and political and social instability. Value stocks may not increase in price as anticipated or may decline further in value. Hedging and other strategic transactions may increase volatility of a fund and, if the transaction is not successful, could result in a significant loss. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

Annual report | International Value Equity Fund	11

Fund’s investments

As of 3-31-14

	Shares	Value
Common Stocks 94.9%		$436,568,715

(Cost $373,088,864)

Australia 4.7%		21,740,120

AGL Energy, Ltd.	238,636	3,365,106

Australia & New Zealand Banking Group, Ltd.	136,709	4,205,570

BHP Billiton, Ltd.	104,467	3,540,934

Incitec Pivot, Ltd.	1,091,111	3,000,629

National Australia Bank, Ltd.	122,194	4,028,752

Santos, Ltd.	287,089	3,599,129

Canada 7.6%		34,962,623

Agrium, Inc.	38,033	3,706,282

Bank of Montreal	60,919	4,075,594

Barrick Gold Corp.	219,465	3,906,894

Bombardier, Inc., Class B	885,659	3,292,681

Husky Energy, Inc.	131,196	3,935,287

Magna International, Inc.	38,426	3,694,179

Suncor Energy, Inc.	117,469	4,102,649

The Toronto-Dominion Bank	175,947	8,249,057

China 1.8%		8,334,937

China Petroleum & Chemical Corp., H Shares	5,100,800	4,575,622

CNOOC, Ltd.	2,483,000	3,759,315

Denmark 0.8%		3,829,862

Danske Bank A/S	137,642	3,829,862

Finland 0.9%		4,052,980

Kesko OYJ, B Shares	92,948	4,052,980

France 9.1%		41,723,913

Cie de Saint-Gobain	67,323	4,064,570

GDF Suez	155,519	4,254,219

Kering	16,735	3,412,182

Lafarge SA	49,298	3,847,705

Orange SA	299,860	4,429,454

Sanofi	39,847	4,163,974

Societe BIC SA	30,352	3,986,937

Total SA (L)	75,068	4,941,315

Vinci SA	54,971	4,080,458

Vivendi SA	163,228	4,543,099

12	International Value Equity Fund | Annual report	See notes to financial statements

	Shares	Value
Germany 11.4%		$52,629,948

Allianz SE	25,778	4,356,963

BASF SE	33,142	3,687,800

Bayerische Motoren Werke AG	35,386	4,471,589

Deutsche Bank AG	79,265	3,552,541

Deutsche Boerse AG	50,631	4,030,910

E.ON SE	184,983	3,612,733

Fresenius SE & Company KGaA	28,595	4,488,518

Merck KGaA	27,085	4,561,282

Muenchener Rueckversicherungs AG	18,801	4,108,339

Rheinmetall AG	41,266	2,905,392

SAP AG	61,299	4,972,304

Siemens AG	29,837	4,023,895

Software AG	106,321	3,857,682

Hong Kong 4.4%		20,318,730

China Mobile, Ltd.	471,500	4,329,045

Guangdong Investment, Ltd.	4,358,000	4,189,309

Hang Lung Group, Ltd.	803,000	4,042,689

Swire Pacific, Ltd., Class A	325,632	3,799,191

Yue Yuen Industrial Holdings, Ltd.	1,212,385	3,958,496

Ireland 0.8%		3,772,861

C&C Group PLC	578,257	3,772,861

Israel 0.9%		3,950,124

Teva Pharmaceutical Industries, Ltd.	74,954	3,950,124

Japan 16.2%		74,695,992

Bridgestone Corp.	103,700	3,675,198

Canon, Inc.	121,000	3,755,334

East Japan Railway Company	46,000	3,388,246

Fujitsu, Ltd.	684,000	4,134,456

Honda Motor Company, Ltd.	97,100	3,416,624

Inpex Corp.	323,300	4,198,138

Kobayashi Pharmaceutical Company, Ltd.	47,000	2,710,913

Komatsu, Ltd.	181,400	3,802,971

Kyocera Corp.	91,800	4,137,208

Marubeni Corp.	498,000	3,343,147

Mitsubishi Corp.	190,000	3,524,464

Mitsubishi UFJ Financial Group, Inc.	703,500	3,874,020

Mitsui Fudosan Company, Ltd.	118,000	3,599,970

Mizuho Financial Group, Inc.	1,837,400	3,641,456

MS&AD Insurance Group Holdings	129,900	2,973,568

Nippon Telegraph & Telephone Corp.	67,100	3,646,322

Sumitomo Chemical Company, Ltd.	889,000	3,277,649

Toyo Suisan Kaisha, Ltd.	114,000	3,809,186

Toyota Motor Corp.	107,863	6,082,805

Tsuruha Holdings, Inc.	37,600	3,704,317

Netherlands 5.0%		22,924,260

Aegon NV	429,085	3,952,350

Heineken Holding NV	62,034	4,005,552

See notes to financial statements	Annual report | International Value Equity Fund	13

	Shares	Value
Netherlands (continued)

Koninklijke KPN NV	788,660	$2,784,033

Royal Dutch Shell PLC, A Shares	132,038	4,824,497

TNT Express NV	390,746	3,833,613

Wolters Kluwer NV	125,011	3,524,215

Norway 0.9%		3,998,336

DNB ASA	230,102	3,998,336

Singapore 2.4%		11,249,086

DBS Group Holdings, Ltd.	306,500	3,948,959

Sembcorp Industries, Ltd.	845,000	3,696,226

Singapore Telecommunications, Ltd.	1,243,000	3,603,901

South Africa 0.5%		2,422,950

Tiger Brands, Ltd.	93,777	2,422,950

Spain 1.5%		6,829,937

Banco Bilbao Vizcaya Argentaria SA	276,651	3,326,509

Telefonica SA	221,082	3,503,428

Sweden 2.2%		9,933,284

Meda AB, Series A	234,745	3,612,020

Modern Times Group AB, B Shares	85,221	3,979,575

Saab AB	76,606	2,341,689

Switzerland 6.3%		28,755,397

Aryzta AG (I)	47,909	4,236,364

Credit Suisse Group AG (I)	128,881	4,171,628

Glencore Xstrata PLC	663,759	3,423,851

Lonza Group AG (I)	34,930	3,564,052

Nestle SA	56,597	4,260,033

Novartis AG	61,283	5,203,412

Zurich Insurance Group AG (I)	12,686	3,896,057

Taiwan 1.0%		4,399,531

Asustek Computer, Inc.	444,000	4,399,531

United Kingdom 16.5%		76,043,844

Anglo American PLC	155,286	3,968,289

AstraZeneca PLC	55,871	3,621,947

Aviva PLC	431,207	3,440,464

Barclays PLC	1,054,206	4,102,424

British Sky Broadcasting Group PLC	260,712	3,966,374

Debenhams PLC	2,256,292	3,008,081

Diageo PLC	124,570	3,869,029

GlaxoSmithKline PLC	167,267	4,460,230

HSBC Holdings PLC	450,772	4,564,253

Imperial Tobacco Group PLC	90,490	3,659,197

Koninklijke Ahold NV (I)	180,114	3,617,803

National Grid PLC	273,363	3,756,442

Reed Elsevier PLC	238,309	3,641,717

Rexam PLC	460,365	3,740,990

RSA Insurance Group PLC (I)	2,203,525	3,294,803

Smith & Nephew PLC	235,331	3,574,180

14	International Value Equity Fund | Annual report	See notes to financial statements

		Shares	Value
United Kingdom (continued)

Standard Chartered PLC		190,787	$3,989,475

Subsea 7 SA		164,904	3,060,337

Unilever PLC		97,353	4,163,747

Vodafone Group PLC		1,235,699	4,544,062

Preferred Securities 0.7%			$3,319,642

(Cost $4,335,808)

Brazil 0.7%			3,319,642

Petroleo Brasileiro SA		477,330	3,319,642

Rights 0.1%			$526,289

(Cost $64,057)

Spain 0.0%			64,792

Banco Bilbao Vizcaya Argentaria SA (Expiration Date: 4-22-14; Strike
Price: EUR 0.17) (I)		276,651	64,792

United Kingdom 0.1%			461,497

RSA Insurance Group PLC (Expiration Date: 4-9-14; Strike Price: GBP 0.56) (I)		826,322	461,497

	Yield (%)	Shares	Value
Securities Lending Collateral 1.0%			$4,684,763

(Cost $4,684,669)

John Hancock Collateral Investment Trust (W)	0.1476 (Y)	468,149	4,684,763

		Par value	Value
Short-Term Investments 4.6%			$20,820,000

(Cost $20,820,000)

Repurchase Agreement 4.6%			20,820,000

Barclays Capital Tri-Party Repurchase Agreement dated 3-31-14 at
0.060% to be repurchased at $15,295,025 on 4-1-14, collateralized by $15,747,400 U.S. Treasury Notes, 1.375% due 9-30-18 (valued
at $15,600,949, including interest)		15,295,000	15,295,000

Repurchase Agreement with State Street Corp. dated 3-31-14 at
0.000% to be repurchased at $5,525,000 on 4-1-14, collateralized by $5,875,000 U.S. Treasury Notes, 1.375% due 5-31-20, (valued at
$5,640,000, including interest)		5,525,000	5,525,000

Total investments (Cost $402,993,398)† 101.3%			$465,919,409

Other assets and liabilities, net (1.3%)			($5,941,645)

Total net assets 100.0%			$459,977,764

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 3-31-14.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 3-31-14.

See notes to financial statements	Annual report | International Value Equity Fund	15

Notes to Schedule of Investments

† At 3-31-14, the aggregate cost of investment securities for federal income tax purposes was $403,347,899. Net unrealized appreciation aggregated $62,571,510, of which $72,812,569 related to appreciated investment securities and $10,241,059 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 3-31-14:

Financials	23.0%
Consumer Staples	10.5%
Consumer Discretionary	10.2%
Industrials	10.1%
Health Care	9.0%
Energy	8.7%
Materials	7.8%
Telecommunication Services	6.8%
Information Technology	5.5%
Utilities	4.1%
Short-Term Investments & Other	4.3%

Total	100.0%

16	International Value Equity Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-14

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $398,308,729) including
$4,458,595 of securities loaned	$461,234,646
Investments in affiliated issuers, at value (Cost $4,684,669)	4,684,763

Total investments, at value (Cost $402,993,398)	465,919,409
Foreign currency, at value (Cost $1,675,827)	1,688,661
Receivable for investment sold	3,107,880
Receivable for fund shares sold	141,484
Dividends and interest receivable	1,710,504
Receivable for securities lending income	9,511
Receivable due from advisor	2,355
Other receivables and prepaid expenses	40,373

Total assets	472,620,177

Liabilities

Due to custodian	3,107,466
Payable for fund shares repurchased	4,644,923
Payable upon return of securities loaned	4,684,500
Payable to affiliates
Accounting and legal services fees	20,409
Transfer agent fees	2,791
Trustees’ fees	248
Other liabilities and accrued expenses	182,076

Total liabilities	12,642,413

Net assets	$459,977,764

Net assets consist of

Paid-in capital	$380,307,499
Undistributed net investment income	3,798,567
Accumulated net realized gain (loss) on investments and foreign
currency transactions	12,930,756
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	62,940,942

Net assets	$459,977,764

See notes to financial statements	Annual report | International Value Equity Fund	17

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($17,744,696 ÷ 1,902,260 shares)[1]	$9.33
Class I ($7,788,294 ÷ 834,806 shares)	$9.33
Class R2 ($1,164,287 ÷ 124,518 shares)	$9.35
Class R4 ($109,487 ÷ 11,723 shares)	$9.34
Class R6 ($109,377 ÷ 11,723 shares)	$9.33
Class NAV ($433,061,623 ÷ 46,386,911 shares)	$9.34

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$9.82

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

18	International Value Equity Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 3-31-14

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$14,702,345
Securities lending	384,945
Interest	6,793
Less foreign taxes withheld	(1,009,916)

Total investment income	14,084,167

Expenses

Investment management fees	3,650,609
Distribution and service fees	33,733
Accounting and legal services fees	51,869
Transfer agent fees	26,989
Trustees’ fees	14,316
State registration fees	74,471
Printing and postage	8,093
Professional fees	61,308
Custodian fees	427,933
Registration and filing fees	65,545
Other	15,124

Total expenses	4,429,990
Less expense reductions	(69,868)

Net expenses	4,360,122

Net investment income	9,724,045

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	22,494,989
Investments in affiliated issuers	(1,711)
Foreign currency transactions	(296,995)

22,196,283
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	25,827,487
Investments in affiliated issuers	(102)
Translation of assets and liabilities in foreign currencies	8,214

25,835,599

Net realized and unrealized gain	48,031,882

Increase in net assets from operations	$57,755,927

See notes to financial statements	Annual report | International Value Equity Fund	19

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	3-31-14	3-31-13

Increase (decrease) in net assets

From operations
Net investment income	$9,724,045	$4,618,103
Net realized gain	22,196,283	12,266,852
Change in net unrealized appreciation (depreciation)	25,835,599	24,913,688

Increase in net assets resulting from operations	57,755,927	41,798,643

Distributions to shareholders
From net investment income
Class A	(138,050)	(47,358)
Class I	(87,399)	(63,687)
Class R2	(962)	—
Class R4	(1,240)	—
Class R6	(1,608)	—
Class NAV	(6,214,133)	(4,286,345)
From net realized gain
Class A	(589,399)	(79,058)
Class I	(280,932)	(82,016)
Class R2	(4,488)	—
Class R4	(4,488)	—
Class R6	(4,488)	—
Class NAV	(17,109,762)	(4,779,603)

Total distributions	(24,436,949)	(9,338,067)

From fund share transactions	105,809,113	170,679,513

Total increase	139,128,091	203,140,089

Net assets

Beginning of year	320,849,673	117,709,584

End of year	$459,977,764	$320,849,673

Undistributed net investment income	$3,798,567	$796,020

20	International Value Equity Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11[1,2]	10-31-10[3]	10-31-09[3]

Per share operating performance

Net asset value, beginning of period	$8.66	$8.22	$9.09	$11.26	$9.90	$7.97
Net investment income[4]	0.17[5]	0.12	0.14	0.02	0.03	0.07
Net realized and unrealized gain (loss)
on investments	0.97	0.54	(0.92)[6]	0.79	1.39[7]	2.54[7]
Total from investment operations	1.14	0.66	(0.78)	0.81	1.42	2.61
Less distributions
From net investment income	(0.09)	(0.08)	(0.06)	(0.28)	(0.06)	(0.68)
From net realized gain	(0.38)	(0.14)	(0.05)	(2.70)	—	—
Total distributions	(0.47)	(0.22)	(0.11)	(2.98)	(0.06)	(0.68)
Contribution from adviser	—	—	0.02[8]	—	—	—
Net asset value, end of period	$9.33	$8.66	$8.22	$9.09	$11.26	$9.90
Total return (%)[9,10]	13.51	8.16	(8.20)[8]	9.13[11]	14.46	35.61

Ratios and supplemental data

Net assets, end of period (in millions)	$18	$7	$3	$3	$3	$30
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.63	1.99	3.73	16.05[12]	6.71	2.68
Expenses net of fee waivers and credits	1.60	1.60	1.60	1.77[12]	1.85	1.85
Net investment income	1.85[5]	1.52	1.68	0.48[12]	0.33	0.88
Portfolio turnover (%)	38	27	21	12[13]	80	123

1 For the five month period ended 3-31-11. The fund changed its fiscal year end from October 31 to March 31.
2 After the close of business on 2-11-11, holders of Class A shares of the former Optique International Value Fund (the predecessor fund) became owners of an equal number of full and fractional Class A shares of the John Hancock International Value Equity Fund. These shares were first offered on 2-14-11. Additionally, the accounting and performance history of the Class A shares of the predecessor fund was redesignated as that of John Hancock International Value Equity Fund Class A.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.04 and 0.41%, respectively.
6 The amount shown for a share outstanding does not correspond with the aggregate gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
7 Includes redemption fees retained by the fund. Such redemption fees represent less than $0.01 per share.
8 In October 2011, the advisor made a voluntary payment to the fund of $6,950. Without this payment, performance would have been lower.
9 Does not reflect the effect of sales charges, if any.
10 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
11 Not annualized.
12 Annualized.
13 Portfolio turnover is shown for the period from 11-1-10 to 3-31-11.

See notes to financial statements	Annual report | International Value Equity Fund	21

CLASS I SHARES Period ended	3-31-14	3-31-13	3-31-12	3-31-11[1]

Per share operating performance

Net asset value, beginning of period	$8.66	$8.21	$9.09	$8.98
Net investment income[2]	0.20[3]	0.13	0.19	0.02
Net realized and unrealized gain (loss) on investments	0.97	0.57	(0.95)[4]	0.09
Total from investment operations	1.17	0.70	(0.76)	0.11
Less distributions
From net investment income	(0.12)	(0.11)	(0.09)	—
From net realized gain	(0.38)	(0.14)	(0.05)	—
Total distributions	(0.50)	(0.25)	(0.14)	—
Contribution from adviser	—	—	0.02[5]	—
Net asset value, end of period	$9.33	$8.66	$8.21	$9.09
Total return (%)[6]	13.87	8.61	(7.87)[5]	1.22[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$8	$6	$1	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.46	2.08	7.59	12.90[9]
Expenses net of fee waivers and credits	1.29	1.28	1.18	1.18[9]
Net investment income	2.20[3]	1.52	2.36	1.89[9]
Portfolio turnover (%)	38	27	21	12[10]

1 The inception date for Class I shares is 2-14-11.
2 Based on the average daily shares outstanding.
3 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.04 and 0.41%, respectively.
4 The amount shown for a share outstanding does not correspond with the aggregate gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
5 In October 2011, the advisor made a voluntary payment to the fund of $6,950. Without this payment, performance would have been lower.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
7 Not annualized.
8 Less than $500,000.
9 Annualized.
10 Portfolio turnover is shown for the period from 11-1-10 to 3-31-11.

CLASS R2 SHARES Period ended	3-31-14[1]

Per share operating performance

Net asset value, beginning of period	$8.53
Net investment income[2]	0.19[3]
Net realized and unrealized gain on investments	1.09
Total from investment operations	1.28
Less distributions
From net investment income	(0.08)
From net realized gain	(0.38)
Total distributions	(0.46)
Net asset value, end of period	$9.35
Total return (%)[4]	15.38[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	5.96[6]
Expenses net of fee waivers and credits	1.68[6]
Net investment income	2.84[3,6]
Portfolio turnover (%)	38[7]

1 The inception date for Class R2 shares is 7-2-13.
2 Based on the average daily shares outstanding.
3 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.04 and 0.41%, respectively.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-13 to 3-31-14.

22	International Value Equity Fund | Annual report	See notes to financial statements

CLASS R4 SHARES Period ended	3-31-14[1]

Per share operating performance

Net asset value, beginning of period	$8.53
Net investment income[2]	0.10[3]
Net realized and unrealized gain on investments	1.20
Total from investment operations	1.30
Less distributions
From net investment income	(0.11)
From net realized gain	(0.38)
Total distributions	(0.49)
Net asset value, end of period	$9.34
Total return (%)[4]	15.55[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	15.49[7]
Expenses net of fee waivers and credits	1.43[7]
Net investment income	1.43[3,7]
Portfolio turnover (%)	38[8]

1 The inception date for Class R4 shares is 7-2-13.
2 Based on the average daily shares outstanding.
3 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.04 and 0.41%, respectively.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-13 to 3-31-14.

CLASS R6 SHARES Period ended	3-31-14[1]

Per share operating performance

Net asset value, beginning of period	$8.53
Net investment income[2]	0.12[3]
Net realized and unrealized gain on investments	1.20
Total from investment operations	1.32
Less distributions
From net investment income	(0.14)
From net realized gain	(0.38)
Total distributions	(0.52)
Net asset value, end of period	$9.33
Total return (%)[4]	15.83[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	16.37[7]
Expenses net of fee waivers and credits	1.10[7]
Net investment income	1.76[3,7]
Portfolio turnover (%)	38[8]

1 The inception date for Class R6 shares is 7-2-13.
2 Based on the average daily shares outstanding.
3 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.04 and 0.41%, respectively.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-13 to 3-31-14.

See notes to financial statements	Annual report | International Value Equity Fund	23

CLASS NAV SHARES Period ended	3-31-14	3-31-13	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$8.66	$8.22	$7.21
Net investment income[2]	0.21[3]	0.15	0.05
Net realized and unrealized gain on investments	0.99	0.55	0.96
Total from investment operations	1.20	0.70	1.01
Less distributions
From net investment income	(0.14)	(0.12)	—[4]
From net realized gain	(0.38)	(0.14)	—
Total distributions	(0.52)	(0.26)	—[4]
Net asset value, end of period	$9.34	$8.66	$8.22
Total return (%)[5]	14.23	8.69	14.05[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$433	$307	$114
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	1.08	1.08[7]
Expenses net of fee waivers and credits	1.03	1.08	1.08[7]
Net investment income	2.37[3]	1.78	2.21[7]
Portfolio turnover (%)	38	27	21[8]

1 The inception date for Class NAV shares is 12-16-11.
2 Based on the average daily shares outstanding.
3 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.04 and 0.41%, respectively.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

24	International Value Equity Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock International Value Equity Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order

Annual report | International Value Equity Fund	25

to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of March 31, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 3-31-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$21,740,120	—	$21,740,120	—
Canada	34,962,623	$34,962,623	—	—
China	8,334,937	—	8,334,937	—
Denmark	3,829,862	—	3,829,862	—
Finland	4,052,980	—	4,052,980	—
France	41,723,913	—	41,723,913	—
Germany	52,629,948	—	52,629,948	—
Hong Kong	20,318,730	—	20,318,730	—
Ireland	3,772,861	—	3,772,861	—
Israel	3,950,124	—	3,950,124	—
Japan	74,695,992	—	74,695,992	—
Netherlands	22,924,260	—	22,924,260	—
Norway	3,998,336	—	3,998,336	—
Singapore	11,249,086	—	11,249,086	—
South Africa	2,422,950	—	2,422,950	—
Spain	6,829,937	—	6,829,937	—
Sweden	9,933,284	—	9,933,284	—
Switzerland	28,755,397	—	28,755,397	—
Taiwan	4,399,531	—	4,399,531	—
United Kingdom	76,043,844	—	76,043,844	—
Preferred Securities
Brazil	3,319,642	3,319,642	—	—
Rights
Spain	64,792	64,792	—	—
United Kingdom	461,497	461,497	—	—
Securities Lending
Collateral	4,684,763	4,684,763	—	—
Short-Term Investments	20,820,000	—	20,820,000

Total Investments
in Securities	$465,919,409	$43,493,317	$422,426,092	—

26	International Value Equity Fund | Annual report

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Annual report | International Value Equity Fund	27

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended March 31, 2014 were $882. For the year ended March 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject

28	International Value Equity Fund | Annual report

to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended March 31, 2014 and 2013 was as follows:

	MARCH 31, 2014	MARCH 31, 2013

Ordinary Income	$18,005,709	$9,338,067
Long-term Capital Gains	$6,431,240	—
Total	$24,436,949	$9,338,067

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2014, the components of distributable earnings on a tax basis consisted of $6,914,615 of undistributed ordinary income and $10,169,209 of undistributed long-term capital gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and investments in passive foreign investment companies.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Annual report | International Value Equity Fund	29

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.900% of the first $100,000,000 of the fund’s average daily net assets; (b) 0.875% of the next $900,000,000 of the fund’s average daily net assets; (c) 0.850% of the next $1,000,000,000 of the fund’s average daily net assets; (d) 0.825% of the next $1,000,000,000 of the fund’s average daily net assets; (e) 0.800% of the next $1,000,000,000 of the fund’s average daily net assets and (f) 0.775% of the fund’s average daily net assets in excess of $4,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.60%, 1.29%, 1.68%, 1.43% and 1.10% for Class A, Class I, Class R2, Class R4 and Class R6 shares respectively. This agreement excludes certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. These expense limitations shall remain in effect until at least June 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

Effective February 1, 2014, for Class R6 shares, the Advisor has contractually agreed to waive and/or reimburse all class specific expense of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The fee waiver and/or reimbursement will continue in effect until June 30, 2015, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at the time. This waiver was in effect on a voluntary basis from January 1, 2014 to January 31, 2014.

The expense reductions amounted to $4,436, $11,427, $10,487, $11,180, $12,227 and $20,031 for Class A, Class I, Class R2, Class R4, Class R6 and Class NAV shares, respectively, for the year ended March 31, 2014.

The investment management fees, including the impact of waivers and reimbursements as described above, incurred for the year ended March 31, 2014 were equivalent to a net annual effective rate of 0.86% of the fund’s average daily net asset.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each

30	International Value Equity Fund | Annual report

share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class R2 and Class R4 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE	SERVICE FEE

Class A	0.30%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%

Currently only 0.25% is charged to Class A shares for Rule 12b-1 fees.

The Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares to limit the 12b-1 fees on Class R4 shares to 0.15% of the average daily net assets of Class R4 shares, until at least June 30, 2015, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Accordingly, the fee limitation amounted to $80 for Class R4 shares for the year ended March 31, 2014.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $90,532 for the year ended March 31, 2014. Of this amount, $15,209 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $74,999 was paid as sales commissions to broker-dealers and $324 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2014, CDSCs received by the Distributor amounted to $49 for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Annual report | International Value Equity Fund	31

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended March 31, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$32,921	$19,102	$21,530	$5,148
Class I	—	7,800	18,232	2,665
Class R2	612	51	11,292	70
Class R4	200	18	11,292	70
Class R6	—	18	12,125	140
Total	$33,733	$26,989	$74,471	$8,093

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock funds complex.

Interfund Lending Program: Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	WEIGHTED AVERAGE	DAYS	WEIGHTED AVERAGE
BORROWER OR LENDER	LOAN BALANCE	OUTSTANDING	INTEREST RATE	INTEREST INCOME

Lender	$15,626,831	3	0.46%	$593

Note 5 — Fund share transactions

Transactions in fund shares for the years ended March 31, 2014 and March 31, 2013 were as follows:

	Year ended 3-31-14			Year ended 3-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,185,406	$10,582,199	681,430	$5,618,151
Distributions reinvested	82,431	727,044	14,621	122,084
Repurchased	(220,373)	(1,999,433)	(197,404)	(1,628,179)

Net increase	1,047,464	$9,309,810	498,647	$4,112,056

Class I shares

Sold	144,124	$1,307,769	604,155	$5,156,332
Distributions reinvested	41,127	362,742	17,140	142,946
Repurchased	(51,387)	(476,315)	(10,943)	(92,922)

Net increase	133,864	$1,194,196	610,352	$5,206,356

Class R2 shares[1]

Sold	127,696	$1,132,865	—	—
Repurchased	(3,178)	(29,319)	—	—

Net increase	124,518	$1,103,546	—	—

32	International Value Equity Fund | Annual report

	Year ended 3-31-14			Year ended 3-31-13
	Shares	Amount	Shares	Amount
Class R4 shares[1]

Sold	11,723	$100,000	—	—

Net increase	11,723	$100,000	—	—

Class R6 shares[1]

Sold	11,723	$100,000	—	—

Net increase	11,723	$100,000	—	—

Class NAV shares

Sold	10,079,797	$87,417,169	21,601,965	$160,986,341
Distributions reinvested	2,638,142	23,268,405	1,087,044	9,065,948
Repurchased	(1,823,021)	(16,684,013)	(1,071,284)	(8,691,188)

Net increase	10,894,918	$94,001,561	21,617,725	$161,361,101

Total net increase	12,224,210	$105,809,113	22,726,724	$170,679,513

1 The inception date for Class R2, Class R4 and Class R6 shares is 7-2-13.

Affiliates of the fund owned 1%, 9%, 100%, 100% and 100% of shares of beneficial interest of Class I, Class R2, Class R4, Class R6 and Class NAV, respectively, on March 31, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $236,559,768 and $149,379,534, respectively, for the year ended March 31, 2014.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At March 31, 2014, funds within the John Hancock group of funds complex held 94.2% of the fund. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

Lifestyle Growth Portfolio	35.5%
Lifestyle Balanced Portfolio	29.4%
Lifestyle Aggressive Portfolio	15.4%
Lifestyle Moderate Portfolio	6.0%

Annual report | International Value Equity Fund	33

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock International Value Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock International Value Equity Fund (the “Fund”) at March 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods ended March 31, 2014, 2013, 2012 and 2011, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Fund for periods on and before October 31, 2010 were audited by another independent registered public accounting firm, whose report dated December 21, 2010 expressed an unqualified opinion on those financial statements and included an explanatory paragraph relating to the Fund’s ability to continue as a going concern, which was further discussed in Note 12 to those financial statements.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 15, 2014

34	International Value Equity Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2014.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Income derived from foreign sources was $9,684,964. The fund intends to pass through foreign tax credits of $512,055.

The fund paid $6,431,240 in capital gain dividends.

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

Annual report | International Value Equity Fund	35

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2012	228

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2012	228

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	228

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	228

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

36	International Value Equity Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2012	228

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2012	228

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	228

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2012	228

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	228

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

Annual report | International Value Equity Fund	37

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2008	228

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[4]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	228

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	228

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth		Officer
Position(s) held with fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Hugh McHaffie, Born: 1959		2012

President*
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC, and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010); President (since 2012) and former Trustee (2010–2012), John Hancock retail funds,[3] President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

*Until 3-13-14.

38	International Value Equity Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
President**
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).

**Effective 3-13-14.

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,[3]
John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

Annual report | International Value Equity Fund	39

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Andrew G. Arnott#
President	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Hugh McHaffie**
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14
**Until 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

40	International Value Equity Fund | Annual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock International Value Equity Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	366A 3/14
MF181822	5/14

John Hancock
Strategic Growth Fund

Annual report 3/31/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended March 31, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception[1]	1-year	5-year	10-year	inception[1]

Class A	20.90	—	—	20.41	20.90	—	—	53.02

Class I2	27.68	—	—	23.60	27.68	—	—	62.47

Class NAV[2]	27.88	—	—	23.78	27.88	—	—	63.00

Index†	23.22	—	—	22.72	23.22	—	—	59.66

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-15 for Class A and Class I shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class NAV shares, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class NAV
Net (%)	1.30	0.94	0.78
Gross (%)	2.01	5.88	0.78

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Russell 1000 Growth Index.

See the following page for footnotes.

6	Strategic Growth Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class I2	12-19-11	$16,247	$16,247	$15,966

Class NAV[2]	12-19-11	16,300	16,300	15,966

Russell 1000 Growth Index is an unmanaged index which measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 From 12-19-11.

2 For certain types of investors, as described in the fund’s prospectuses.

Annual report | Strategic Growth Fund	7

Management’s discussion of
Fund performance

By John Hancock Asset Management a division of Manulife Asset Management (US) LLC

U.S. stock prices enjoyed favorable gains during the 12-month period ended March 31, 2014. Solid if unspectacular economic growth and strong corporate earnings helped drive equities higher, while improvement in the unemployment picture provided an additional boost to stock values. These factors, along with manageable inflation, gave the U.S. Federal Reserve confidence to begin tapering its quantitative easing program, which consists of billions of dollars worth of monthly bond purchases designed to lower long-term interest rates and stimulate economic growth.

For the 12 months ended March 31, 2014, John Hancock Strategic Growth Fund’s Class A shares had a total return of 27.27% excluding sales charges, outpacing the 23.22% return of the benchmark Russell 1000 Growth Index.

The fund’s outperformance relative to the index was generally due to good stock selection, especially in the information technology, consumer discretionary, and healthcare sectors. In technology, the biggest individual contributor on a relative basis was social networking leader Facebook, Inc., while in the consumer discretionary sector, Internet travel-related companies TripAdvisor, Inc. and The Priceline Group, Inc. significantly added to the fund’s performance. Among biotechnology stocks, Alexion Pharmaceuticals, Inc.; Gilead Sciences, Inc.; and Biogen Idec, Inc. were standout performers.

On the other hand, the fund was hampered by its considerable underweight in software manufacturer and benchmark component Microsoft Corp., the second-largest component of the Russell 1000 Growth Index, which rose 47% during the period. In addition, for the full 12 months, the fund did not own positions in aerospace and defense manufacturer The Boeing Company or biotechnology company Celgene Corp., both of which are index components that produced very positive returns during the period. Of final note, an overweight position in data center operator Equinix Inc. was detrimental, and we sold the stock prior to period end.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance does not guarantee future results.

8	Strategic Growth Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2013, with the same investment held until March 31, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 10-1-2013	on 3-31-2014	ended 3-31-2014[1]	expense ratio

Class A	$1,000.00	$1,111.50	$6.84	1.30%

Class I	1,000.00	1,113.30	4.95	0.94%

Class NAV	1,000.00	1,114.30	3.85	0.73%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Strategic Growth Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2013, with the same investment held until March 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 10-1-2013	on 3-31-2014	ended 3-31-2014[1]	expense ratio

Class A	$1,000.00	$1,018.40	$6.54	1.30%

Class I	1,000.00	1,020.20	4.73	0.94%

Class NAV	1,000.00	1,021.30	3.68	0.73%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Strategic Growth Fund | Annual report

Portfolio summary

Top 10 Holdings (30.5% of Net Assets on 3-31-14)[1,2]

Google, Inc., Class A	4.5%	Amazon.com, Inc.	2.7%

Apple, Inc.	4.0%	The Home Depot, Inc.	2.7%

Philip Morris International, Inc.	3.0%	Amgen, Inc.	2.6%

Comcast Corp., Class A	3.0%	The Boeing Company	2.6%

Microsoft Corp.	2.9%	Visa, Inc., Class A	2.5%

Sector Composition[1,3]

Information Technology	23.6%	Consumer Staples	6.0%

Consumer Discretionary	23.0%	Energy	4.7%

Health Care	17.6%	Materials	4.2%

Industrials	13.1%	Short-Term Investments & Other	1.8%

Financials	6.0%

1 As a percentage of net assets on 3-31-14.

2 Cash and cash equivalents not included.

3 Growth stocks may be more susceptible to earnings disappointments. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

Annual report | Strategic Growth Fund	11

Fund’s investments

As of 3-31-14

	Shares	Value
Common Stocks 98.2%	$1,438,384,775

(Cost $1,157,122,054)

Consumer Discretionary 23.0%		336,812,630

Auto Components 0.4%

Johnson Controls, Inc.	117,801	5,574,343

Hotels, Restaurants & Leisure 3.5%

Las Vegas Sands Corp.	259,855	20,991,087

Starbucks Corp.	406,018	29,793,601

Household Durables 1.4%

Mohawk Industries, Inc. (I)	145,418	19,773,940

Internet & Catalog Retail 5.2%

Amazon.com, Inc. (I)	116,371	39,161,169

The Priceline Group, Inc. (I)	23,579	28,103,574

TripAdvisor, Inc. (I)	99,634	9,025,844

Leisure Products 0.8%

Polaris Industries, Inc.	87,709	12,253,824

Media 5.6%

AMC Networks, Inc., Class A (I)	269,005	19,661,575

Comcast Corp., Class A	865,447	43,289,659

Time Warner, Inc.	301,255	19,680,989

Specialty Retail 4.7%

Lowe’s Companies, Inc.	234,965	11,489,789

The Home Depot, Inc.	493,889	39,081,437

Tractor Supply Company	267,201	18,872,407

Textiles, Apparel & Luxury Goods 1.4%

Michael Kors Holdings, Ltd. (I)	215,068	20,059,392

Consumer Staples 6.0%		87,604,066

Food & Staples Retailing 3.0%

Costco Wholesale Corp.	204,247	22,810,305

Whole Foods Market, Inc.	415,192	21,054,386

Tobacco 3.0%

Philip Morris International, Inc.	534,254	43,739,375

Energy 4.7%		69,570,724

Energy Equipment & Services 3.4%

Halliburton Company	501,261	29,519,260

Schlumberger, Ltd.	215,259	20,987,753

12	Strategic Growth Fund | Annual report	See notes to financial statements

	Shares	Value
Oil, Gas & Consumable Fuels 1.3%

Anadarko Petroleum Corp.	224,914	$19,063,711

Financials 6.0%		88,090,127

Banks 2.6%

Citigroup, Inc.	395,648	18,832,846

First Republic Bank	364,824	19,696,848

Insurance 1.4%

Aon PLC	246,008	20,733,554

Real Estate Investment Trusts 2.0%

Crown Castle International Corp.	390,714	28,826,879

Health Care 17.6%		258,506,498

Biotechnology 10.2%

Alexion Pharmaceuticals, Inc. (I)	132,412	20,143,838

Amgen, Inc.	305,183	37,641,271

Biogen Idec, Inc. (I)	92,357	28,249,236

Celgene Corp. (I)	211,750	29,560,300

Gilead Sciences, Inc. (I)	485,305	34,388,712

Health Care Providers & Services 1.4%

Express Scripts Holding Company (I)	267,006	20,049,481

Health Care Technology 1.7%

Allscripts Healthcare Solutions, Inc. (I)	1,192,032	21,492,337

Medidata Solutions, Inc. (I)	75,344	4,094,193

Pharmaceuticals 4.3%

AbbVie, Inc.	651,254	33,474,456

Bristol-Myers Squibb Company	221,598	11,512,016

Perrigo Company PLC	115,742	17,900,658

Industrials 13.1%		191,193,358

Aerospace & Defense 5.9%

B/E Aerospace, Inc. (I)	106,955	9,282,624

Precision Castparts Corp.	96,318	24,345,338

The Boeing Company	298,057	37,403,173

United Technologies Corp.	135,368	15,816,397

Building Products 2.3%

Fortune Brands Home & Security, Inc.	500,531	21,062,344

USG Corp. (I)(L)	368,001	12,040,993

Electrical Equipment 0.8%

Eaton Corp. PLC	162,692	12,221,423

Machinery 2.4%

Cummins, Inc.	83,166	12,390,902

WABCO Holdings, Inc. (I)	210,383	22,208,029

Road & Rail 1.0%

Union Pacific Corp.	73,533	13,799,203

Trading Companies & Distributors 0.7%

United Rentals, Inc. (I)	111,891	10,622,932

See notes to financial statements	Annual report | Strategic Growth Fund	13

		Shares	Value
Information Technology 23.6%			$345,517,591

Internet Software & Services 8.0%

Demandware, Inc. (I)		55,567	3,559,622

Facebook, Inc., Class A (I)		608,349	36,646,944

Google, Inc., Class A (I)		58,664	65,381,615

Twitter, Inc. (I)(L)		234,384	10,938,701

IT Services 4.6%

FleetCor Technologies, Inc. (I)		162,732	18,730,453

Vantiv, Inc., Class A (I)		389,375	11,766,913

Visa, Inc., Class A		171,497	37,019,342

Software 7.1%

FireEye, Inc. (I)(L)		61,637	3,794,990

Guidewire Software, Inc. (I)		206,018	10,105,183

Microsoft Corp.		1,018,884	41,764,055

ServiceNow, Inc. (I)		131,908	7,903,927

Tableau Software, Inc., Class A (I)		194,253	14,778,768

VMware, Inc., Class A (I)(L)		233,717	25,246,110

Technology Hardware, Storage & Peripherals 3.9%

Apple, Inc.		107,838	57,880,968

Materials 4.2%			61,089,781

Chemicals 3.3%

PPG Industries, Inc.		123,016	23,798,675

The Sherwin-Williams Company		122,378	24,124,375

Metals & Mining 0.9%

Nucor Corp.		260,521	13,166,731

	Yield (%)	Shares	Value
Securities Lending Collateral 3.0%			$43,721,780

(Cost $43,720,888)
John Hancock Collateral Investment Trust (W)	0.1476 (Y)	4,369,120	43,721,780

		Par value	Value
Short-Term Investments 2.6%			$37,791,000

(Cost $37,791,000)

Repurchase Agreement 2.6%			37,791,000
Repurchase Agreement with State Street Corp. dated 3-31-14 at
0.000% to be repurchased at $37,791,000 on 4-1-14, collateralized by $40,155,000 U.S. Treasury Note, 1.375% due 5-31-20 (valued at
$38,548,800, including interest)		$37,791,000	37,791,000

Total investments (Cost $1,238,633,942)† 103.8%		$1,519,897,555

Other assets and liabilities, net (3.8%)			($56,011,971)

Total net assets 100.0%		$1,463,885,584

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

14	Strategic Growth Fund | Annual report	See notes to financial statements

Notes to Schedule of Investments

(I) Non-income producing security.

(L) A portion of this security is on loan as of 3-31-14.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 3-31-14.

† At 3-31-14, the aggregate cost of investment securities for federal income tax purposes was $1,240,322,573. Net unrealized appreciation aggregated $279,574,982, of which $288,241,569 related to appreciated investment securities and $8,666,587 related to depreciated investment securities.

See notes to financial statements	Annual report | Strategic Growth Fund	15

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-14

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,194,913,054)
including $43,163,538 of securities loaned	$1,476,175,775
Investments in affiliated issuers, at value (Cost $43,720,888)	43,721,780

Total investments, at value (Cost $1,238,633,942)	1,519,897,555
Cash	29
Receivable for investments sold	1,934,176
Receivable for fund shares sold	10,322
Dividends and interest receivable	972,252
Receivable for securities lending income	38,864
Receivable due from advisor	1,609
Other receivables and prepaid expenses	27,667

Total assets	1,522,882,474

Liabilities

Payable for investments purchased	15,102,271
Payable upon return of securities loaned	43,729,250
Payable to affiliates
Accounting and legal services fees	55,460
Transfer agent fees	1,361
Trustees’ fees	773
Other liabilities and accrued expenses	107,775

Total liabilities	58,996,890

Net assets	$1,463,885,584

Net assets consist of

Paid-in capital	$1,108,165,421
Undistributed net investment income	1,355,967
Accumulated net realized gain (loss) on investments	73,100,583
Net unrealized appreciation (depreciation) on investments	281,263,613

Net assets	$1,463,885,584

16	Strategic Growth Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($10,074,176 ÷ 649,991 shares)[1]	$15.50
Class I ($2,048,393 ÷ 131,496 shares)	$15.58
Class NAV ($1,451,763,015 ÷ 93,160,747 shares)	$15.58

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$16.32

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Strategic Growth Fund	17

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 3-31-14

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$12,327,857
Securities lending	219,426
Interest	2,811

Total investment income	12,550,094

Expenses

Investment management fees	8,865,491
Distribution and service fees	21,049
Accounting and legal services fees	162,475
Transfer agent fees	11,456
Trustees’ fees	41,971
State registration fees	37,296
Printing and postage	4,902
Professional fees	68,809
Custodian fees	125,789
Registration and filing fees	23,394
Other	21,260

Total expenses	9,383,892
Less expense reductions	(96,728)

Net expenses	9,287,164

Net investment income	3,262,930

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	129,674,830
Investments in affiliated issuers	(4,308)
129,670,522
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	169,984,674
Investments in affiliated issuers	(832)
169,983,842
Net realized and unrealized gain	299,654,364

Increase in net assets from operations	$302,917,294

18	Strategic Growth Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	3-31-14	3-31-13

Increase (decrease) in net assets

From operations
Net investment income	$3,262,930	$6,098,580
Net realized gain (loss)	129,670,522	(7,090,053)
Change in net unrealized appreciation (depreciation)	169,983,842	69,801,172

Increase in net assets resulting from operations	302,917,294	68,809,699

Distributions to shareholders
From net investment income
Class I	(2,416)	(687)
Class NAV	(5,281,030)	(2,794,360)
From net realized gain
Class A	(287,371)	(11,944)
Class I	(38,354)	(1,468)
Class NAV	(49,131,097)	(2,610,928)

Total distributions	(54,740,268)	(5,419,387)

From fund share transactions	196,795,714	616,312,525

Total increase	444,972,740	679,702,837

Net assets

Beginning of year	1,018,912,844	339,210,007

End of year	$1,463,885,584	$1,018,912,844

Undistributed net investment income	$1,355,967	$3,376,483

See notes to financial statements	Annual report | Strategic Growth Fund	19

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	3-31-14	3-31-13	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$12.62	$12.14	$10.00
Net investment income (loss)[2]	(0.04)	0.02	(0.01)
Net realized and unrealized gain on investments	3.46	0.49	2.15
Total from investment operations	3.42	0.51	2.14
Less distributions
From net investment income	—	—	—[3]
From net realized gain	(0.54)	(0.03)	—
Total distributions	(0.54)	(0.03)	—[3]
Net asset value, end of period	$15.50	$12.62	$12.14
Total return (%)[4,5]	27.27	4.25	21.41[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$10	$5	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.51	2.01	2.05[7]
Expenses net of fee waivers	1.30	1.30	1.30[7]
Net investment income (loss)	(0.29)	0.18	(0.32)[7]
Portfolio turnover (%)	91	100	26

1 Period from 12-19-11 (commencement of operations) to 3-31-12.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.

20	Strategic Growth Fund | Annual report	See notes to financial statements

CLASS I SHARES Period ended	3-31-14	3-31-13	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$12.67	$12.16	$10.00
Net investment income[2]	0.01	0.06	—[3]
Net realized and unrealized gain on investments	3.47	0.50	2.16
Total from investment operations	3.48	0.56	2.16
Less distributions
From net investment income	(0.03)	(0.02)	—[3]
From net realized gain	(0.54)	(0.03)	—
Total distributions	(0.57)	(0.05)	—[3]
Net asset value, end of period	$15.58	$12.67	$12.16
Total return (%)[4]	27.68	4.62	21.63[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$1	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.62	5.88	11.44[7]
Expenses net of fee waivers	0.94	0.94	0.94[7]
Net investment income	0.09	0.51	0.14[7]
Portfolio turnover (%)	91	100	26

1 Period from 12-19-11 (commencement of operations) to 3-31-12.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

CLASS NAV SHARES Period ended	3-31-14	3-31-13	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$12.67	$12.16	$10.00
Net investment income[2]	0.04	0.08	—[3]
Net realized and unrealized gain on investments	3.47	0.50	2.16
Total from investment operations	3.51	0.58	2.16
Less distributions
From net investment income	(0.06)	(0.04)	—[3]
From net realized gain	(0.54)	(0.03)	—
Total distributions	(0.60)	(0.07)	—[3]
Net asset value, end of period	$15.58	$12.67	$12.16
Total return (%)[4]	27.88	4.80	21.63[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,452	$1,013	$336
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74	0.78	0.85[6]
Expenses net of fee waivers	0.73	0.78	0.85[6]
Net investment income	0.26	0.71	0.15[6]
Portfolio turnover (%)	91	100	26

1 Period from 12-19-11 (commencement of operations) to 3-31-12.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.

See notes to financial statements	Annual report | Strategic Growth Fund	21

Notes to financial statements

Note 1 — Organization

John Hancock Strategic Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

22	Strategic Growth Fund | Annual report

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2014, all investments are categorized as Level 1 under the hierarchy described above except repurchase agreements, which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the portfolio, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from

Annual report | Strategic Growth Fund	23

fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended March 31, 2014 were $1,275. For the year ended March 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital distributions, if any, annually. The tax character of distributions for the years ended March 31, 2014 and 2013 was as follows:

	MARCH 31, 2014	MARCH 31, 2013

Ordinary Income	$41,180,204	$5,419,387
Long-Term Capital Gain	$13,560,064	—

Total	$54,740,268	$5,419,387

24	Strategic Growth Fund | Annual report

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2014, the components of distributable earnings on a tax basis consisted of $44,325,818 of undistributed ordinary income and $31,819,363 of long-term capital gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.725% of the first $500,000,000 of the fund’s average daily net assets; (b) 0.700% of the next $500,000,000 of the fund’s average daily net assets; (c) 0.675% of the next $500,000,000 of the fund’s average daily net assets; and (d) 0.650% of the fund’s average daily net assets in excess of $1,500,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion.

Annual report | Strategic Growth Fund	25

The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all of a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.30% and 0.94% for Class A and Class I shares, respectively. This agreement excludes certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. For Class A and Class I shares, this expense limitation shall remain in effect through at least June 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that is appropriate under the circumstances at the time.

The expense reductions described above amounted to $14,798, $18,510 and $63,420 for Class A, Class I and Class NAV shares, respectively, for the year ended March 31, 2014.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2014 were equivalent to a net annual effective rate of 0.70% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays 0.30% for Class A shares of distribution and service fees under the arrangements, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $41,301 for the year ended March 31, 2014. Of this amount, $6,777 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $33,557 was paid as sales commissions to broker-dealers and $967 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2014, there were no CDSCs received by the Distributor for Class A.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated

26	Strategic Growth Fund | Annual report

John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended March 31, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$21,049	$10,162	$18,947	$3,855
Class I	—	1,294	18,349	1,047
Total	$21,049	$11,456	$37,296	$4,902

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	WEIGHTED AVERAGE	DAYS	WEIGHTED AVERAGE	INTEREST
BORROWER OR LENDER	LOAN BALANCE	OUTSTANDING	INTEREST RATE	INCOME

Lender	$20,589,470	8	0.45%	$2,060

Note 5 — Fund share transactions

Transactions in fund shares for the years ended March 31, 2014 and 2013 were as follows:

		Year ended 3-31-14		Year ended 3-31-13
	Shares	Amount	Shares	Amount

Class A shares

Sold	294,034	$4,371,215	202,152	$2,399,453
Distributions reinvested	12,334	184,513	478	5,596
Repurchased	(52,908)	(762,600)	(56,936)	(671,858)

Net increase	253,460	$3,793,128	145,694	$1,733,191

Annual report | Strategic Growth Fund	27

		Year ended 3-31-14		Year ended 3-31-13
	Shares	Amount	Shares	Amount
Class I shares

Sold	69,453	$1,090,446	38,731	$471,183
Distributions reinvested	2,331	35,016	142	1,672
Repurchased	(3,167)	(45,530)	(12,930)	(148,049)

Net increase	68,617	$1,079,932	25,943	$324,806

Class NAV shares

Sold	18,773,217	$272,807,361	53,490,022	$627,632,168
Distributions reinvested	3,625,058	54,412,127	460,809	5,405,288
Repurchased	(9,225,312)	(135,296,834)	(1,572,659)	(18,782,928)

Net increase	13,172,963	$191,922,654	52,378,172	$614,254,528

Total net increase	13,495,040	$196,795,714	52,549,809	$616,312,525

Affiliates of the Trust owned 29%, 8% and 100% of shares of beneficial interest of Class A, Class I and Class NAV, respectively, on March 31, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $1,228,907,844 and $1,099,422,824, respectively, for the year ended March 31, 2014.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At March 31, 2014, funds within the John Hancock group of funds complex held 99.3% of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATED
FUND	CONCENTRATION

John Hancock Lifestyle Growth Portfolio	31.0%
John Hancock Lifestyle Balanced Portfolio	24.1%
John Hancock Lifestyle Growth Managed Volatility Portfolio	12.2%
John Hancock Lifestyle Aggressive Portfolio	11.6%
John Hancock Lifestyle Balanced Managed Volatility Portfolio	5.6%
John Hancock Lifestyle Moderate Portfolio	5.0%

28	Strategic Growth Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock Strategic Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Strategic Growth Fund (the “Fund”) at March 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2014 by correspondence with the custodian, transfer agent and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 15, 2014

Annual report | Strategic Growth Fund	29

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2014.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $13,560,064 in capital gain dividends.

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

30	Strategic Growth Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2012	228
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2012	228

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	228

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	228

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Annual report | Strategic Growth Fund	31

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2012	228

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2012	228

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	228

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2012	228

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	228

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

32	Strategic Growth Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2008	228
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees4

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	228

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	228

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2012

President*
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC, and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010); President (since 2012) and former Trustee (2010–2012), John Hancock retail funds,[3] President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

*Until 3-13-14.

Annual report | Strategic Growth Fund	33

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
President**
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).

**Effective 3-13-14.

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,[3]
John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

34	Strategic Growth Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Andrew G. Arnott#
President	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Hugh McHaffie**
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14
**Until 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | Strategic Growth Fund	35

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Strategic Growth Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	393A 3/14
MF181847	5/14

ITEM 2. CODE OF ETHICS.

As of the end of the year, March 31, 2014, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended March 31, 2014 and 2013. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	March 31, 2014	March 31, 2013

Core High Yield Fund	$57,759	$57,334

Disciplined Value Fund	31,949	32,825

Disciplined Value Mid Cap Fund	40,439	34,515

International Value Equity Fund	37,934	33,759

Leveraged Companies Fund
(liquidated 9-5-13)	-	39,887

Select Growth Fund (formerly
Rainier Growth Fund)	36,568	37,444

Small Cap Opportunities Fund
(liquidated 8-8-13)	-	31,439

Small Company Fund	39,586	40,511

Strategic Growth Fund	28,642	29,518

Total	$272,877	$337,232

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant were as follows:

Fund	March 31, 2014	March 31, 2013

Core High Yield Fund	$558	$738

Disciplined Value Fund	558	738

Disciplined Value Mid Cap Fund	558	738

International Value Equity Fund	558	738

Leveraged Companies Fund
(liquidated 9-5-13)	-	738

Select Growth Fund (formerly
Rainier Growth Fund)	558	738

Small Cap Opportunities Fund
(liquidated 8-8-13)	-	738

Small Company Fund	558	738

Strategic Growth Fund	558	738

Total	$3,906	$6,642

Amounts billed to control affiliates were $98,642 and $99,637 for the fiscal years ended March 31, 2014 and 2013, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended March 31, 2014 and 2013. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	March 31, 2014	March 31, 2013

Core High Yield Fund	$4,300	$4,300

Disciplined Value Fund	2,380	2,380

Disciplined Value Mid Cap Fund	2,675	2,675

International Value Equity Fund	4,018	4,018

Leveraged Companies Fund
(liquidated 9-5-13)	-	1,138

Select Growth Fund (formerly
Rainier Growth Fund)	1,879	1,879

Small Cap Opportunities Fund
(liquidated 8-8-13)	-	2,590

Small Company Fund	2,590	2,590

Strategic Growth Fund	3,502	3,502

Total	$21,344	$25,072

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates amounted to the following:

Fund	March 31, 2014	March 31, 2013

Core High Yield Fund	$382	$414

Disciplined Value Fund	122	167

Disciplined Value Mid Cap Fund	122	167

International Value Equity Fund	382	414

Leveraged Companies Fund
(liquidated 9-5-13)	-	271

Select Growth Fund (formerly
Rainier Growth Fund)	122	167

Small Cap Opportunities Fund
(liquidated 8-8-13)	-	271

Small Company Fund	122	167

Strategic Growth Fund	122	167

Total	$1,374	$2,205

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended March 31, 2014, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $5,510,826 for the fiscal year ended March 31, 2014 and $2,730,499 for the fiscal year ended March 31, 2013.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott

President

Date:	May 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott

President

Date:	May 13, 2014

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo

Chief Financial Officer

Date:	May 13, 2014